Schedule of Investments (unaudited)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 7.4%
Accent Group Ltd.	50,502	$44,181
AGL Energy Ltd.	62,973	369,358
ALS Ltd.	16,935	223,575
Ampol Ltd.	17,780	352,450
Ansell Ltd.	7,351	155,218
ANZ Group Holdings Ltd.	122,501	2,696,237
APA Group	124,582	733,192
ARB Corp. Ltd.	4,105	104,906
Aristocrat Leisure Ltd.	12,673	587,764
Aurizon Holdings Ltd.	112,902	238,694
Australian Clinical Labs Ltd.	44,367	70,570
Bank of Queensland Ltd.	466	2,239
Bendigo & Adelaide Bank Ltd.	14,336	124,180
BHP Group Ltd.	228,468	6,439,770
BlueScope Steel Ltd.	19,849	298,485
Brambles Ltd.	58,734	965,364
Breville Group Ltd.(a)	9,012	179,062
CAR Group Ltd.	10,578	257,849
Centuria Capital Group	90,744	132,911
Challenger Ltd.	356	2,043
Charter Hall Group	25,214	380,166
Cleanaway Waste Management Ltd.	103,447	189,910
Cochlear Ltd.	878	162,494
Coles Group Ltd.	72,618	1,120,891
Commonwealth Bank of Australia	46,090	5,098,151
Computershare Ltd.	28,019	673,890
Corporate Travel Management Ltd.*	16,060	171,045
Cromwell Property Group	334,190	100,775
Dalrymple Bay Infrastructure Ltd.	105,060	304,277
Dexus	48,882	232,607
Dicker Data Ltd.	9,816	63,819
Domino's Pizza Enterprises Ltd.	4,882	43,615
Downer EDI Ltd.	28,489	139,154
Dyno Nobel Ltd.	56,978	117,063
Endeavour Group Ltd.	60,302	145,073
Evolution Mining Ltd.	42,292	303,554
EVT Ltd.	15,096	130,764
Flight Centre Travel Group Ltd.	12,683	97,253
Fortescue Ltd.	287,239	3,556,067
Glencore PLC^	269,319	1,238,542
Goodman Group	18,484	401,564
GPT Group	121,341	431,849
Growthpoint Properties Australia Ltd.	78,124	133,066
Hansen Technologies Ltd.	42,434	165,083
Harvey Norman Holdings Ltd.	74,395	363,873
Helia Group Ltd.	2,068	7,922
Helloworld Travel Ltd.	75,316	85,605
IDP Education Ltd.	2,472	10,764
Iluka Resources Ltd.	36,704	153,981
Inghams Group Ltd.	72,049	120,809
Insurance Australia Group Ltd.	31,631	171,900
IPH Ltd.	63,642	150,578
IVE Group Ltd.	87,467	162,892
JB Hi-Fi Ltd.	9,810	754,183
Jumbo Interactive Ltd.	14,530	103,327
Lottery Corp. Ltd.	112,281	437,556
Lovisa Holdings Ltd.	8,590	212,862
Macquarie Group Ltd.	6,995	1,016,800
Medibank Pvt Ltd.	1,262	4,031
Metcash Ltd.	71,369	179,739
Mirvac Group	151,313	227,642
Monadelphous Group Ltd.	15,915	237,322
Myer Holdings Ltd.	74,231	23,614
MyState Ltd.	328	935
National Australia Bank Ltd.	92,763	2,714,283
New Hope Corp. Ltd.	81,000	210,436
nib holdings Ltd.	2	10
Nick Scali Ltd.	14,298	221,359
Northern Star Resources Ltd.	27,989	440,184
NRW Holdings Ltd.	53,495	164,151
Orica Ltd.	18,431	258,228
Origin Energy Ltd.	148,658	1,231,538
Orora Ltd.	81,585	112,467
Premier Investments Ltd.	10,253	130,807
QBE Insurance Group Ltd.	29,055	396,485
Qube Holdings Ltd.	137,235	373,815
Ramelius Resources Ltd.	87,586	225,225
Ramsay Health Care Ltd.	4,173	87,754
REA Group Ltd.	2,422	370,893
Reece Ltd.	2,029	15,182
Rio Tinto Ltd.	17,792	1,438,934
Rio Tinto PLC	77,243	5,082,433
Santos Ltd.	175,091	780,959
Scentre Group	293,740	794,279
SEEK Ltd.	11,058	208,941
SGH Ltd.	8,202	271,413
SmartGroup Corp. Ltd.	20,012	105,838
Sonic Healthcare Ltd.	22,188	315,277
Stanmore Resources Ltd.	80,280	113,328
Steadfast Group Ltd.	440	1,729
Stockland	153,573	622,897
Suncorp Group Ltd.	19,399	260,476
Super Retail Group Ltd.	22,344	240,786
Telstra Group Ltd.	724,690	2,314,989
TPG Telecom Ltd.	144,469	480,649
Transurban Group	107,737	985,357
Ventia Services Group Pty. Ltd.	93,587	316,947
Vicinity Ltd.	308,864	515,843
Viva Energy Group Ltd.(b)	121,632	146,310
Waypoint REIT Ltd.	83,462	149,349
Wesfarmers Ltd.	49,173	2,998,876
Westpac Banking Corp.	120,069	3,101,065
Whitehaven Coal Ltd.	32,983	144,054
WiseTech Global Ltd.	2,880	172,262
Woolworths Group Ltd.	40,685	719,938
Worley Ltd.	25,734	239,626
Total Australia		63,280,427
Austria — 0.6%
ANDRITZ AG	6,197	436,160
BAWAG Group AG^(b)	2,437	320,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
CA Immobilien Anlagen AG	6,499	$178,537
Erste Group Bank AG	19,696	1,925,481
Kontron AG	5,793	186,233
Mondi PLC	26,465	364,836
Oesterreichische Post AG(a)	5,700	198,246
SBO AG(a)	1,801	56,502
Telekom Austria AG	39,934	426,994
UNIQA Insurance Group AG	408	6,060
Verbund AG	6,440	468,397
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,928	161,183
voestalpine AG	10,170	363,034
Wienerberger AG	6,440	207,487
Total Austria		5,299,859
Belgium — 0.9%
Ackermans & van Haaren NV	775	198,516
Aedifica SA	2,470	182,987
Ageas SA	6,864	475,040
Anheuser-Busch InBev SA	23,692	1,414,175
Azelis Group NV	5,790	78,510
Barco NV	5,066	80,479
Bekaert SA	5,302	242,341
Cofinimmo SA	2,931	254,162
Colruyt Group NV	6,905	271,960
D'ieteren Group	1,632	305,282
Elia Group SA	1,641	189,250
KBC Group NV	16,712	1,992,133
Melexis NV	2,906	230,311
Shurgard Self Storage Ltd.	2,041	77,341
Solvay SA	8,140	258,433
Syensqo SA	2,449	197,689
Tessenderlo Group SA	2,572	78,121
UCB SA	1,992	550,041
Warehouses De Pauw CVA	14,715	367,934
Xior Student Housing NV	4,067	139,778
Total Belgium		7,584,483
Brazil — 0.0%
Yara International ASA	4,856	177,444
Canada — 0.0%
Champion Iron Ltd.	33,815	104,659
Chile — 0.1%
Antofagasta PLC	21,538	797,667
China — 0.6%
BOC Hong Kong Holdings Ltd.	651,000	3,057,367
Health & Happiness H&H International Holdings Ltd.	73,000	123,662
KLN Logistics Group Ltd.	41,000	38,996
Morimatsu International Holdings Co. Ltd.	65,000	91,814
Prosus NV^	17,535	1,234,981
Shangri-La Asia Ltd.	14,000	8,187
VSTECS Holdings Ltd.	160,000	221,068
Wilmar International Ltd.	304,500	673,150
Total China		5,449,225
Denmark — 0.8%
Alm Brand AS	49,719	138,839
Carlsberg AS, Class B	3,226	375,168
Cementir Holding NV	5,383	89,815
Coloplast AS, Class B	4,106	350,957
Danske Bank AS	34,964	1,490,956
DSV AS	1,645	327,431
H Lundbeck AS	17,788	127,513
ISS AS	5,674	179,702
Novo Nordisk AS, Class B	40,268	2,184,606
Novonesis Novozymes, Class B	6,089	372,943
Pandora AS	2,458	320,521
Rockwool AS, Class B	3,507	130,337
Sydbank AS	1,959	157,422
Tryg AS	10,516	267,005
Total Denmark		6,513,215
Faroe Islands — 0.0%
Bakkafrost P/F	2,084	95,534
Finland — 1.8%
Aktia Bank OYJ	44	517
Anora Group OYJ	27,168	96,246
Elisa OYJ	11,448	600,739
Fortum OYJ	65,441	1,238,364
Hiab OYJ, Class B	3,401	198,290
Huhtamaki OYJ	6,083	210,709
Kemira OYJ	9,326	209,080
Kesko OYJ, Class B	17,391	369,863
Kone OYJ, Class B	22,930	1,562,679
Konecranes OYJ	4,463	368,131
Lassila & Tikanoja OYJ	13,463	165,151
Metso OYJ	40,253	552,669
Nokia OYJ	183,201	878,050
Nokian Renkaat OYJ(a)	15,958	144,286
Nordea Bank Abp	356,294	5,850,569
Orion OYJ, Class B	4,556	348,767
Outokumpu OYJ	63,383	288,069
Puuilo OYJ	19,472	339,533
Sampo OYJ, Class A	10,504	120,682
Sanoma OYJ	22,317	280,056
Talenom OYJ	20,804	85,190
TietoEVRY OYJ	12,274	222,098
Tokmanni Group Corp.(a)	12,294	131,237
UPM-Kymmene OYJ	22,694	620,505
Valmet OYJ	11,881	394,794
Wartsila OYJ Abp	14,719	440,153
Total Finland		15,716,427
France — 9.5%
Accor SA	8,592	406,853
Aeroports de Paris SA	3,736	492,974
Air Liquide SA	13,694	2,845,756
Airbus SE	9,850	2,284,658
Alten SA	840	68,991
Amundi SA(b)	3,314	262,452
Antin Infrastructure Partners SA	6,498	89,331
Arkema SA	2,511	158,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
AXA SA	150,402	$7,181,995
BioMerieux	1,638	219,025
Bollore SE	51,363	290,653
Bouygues SA	20,959	943,700
Bureau Veritas SA	21,211	663,947
Capgemini SE	3,212	466,290
Carrefour SA	34,271	519,261
Cie de Saint-Gobain SA	15,124	1,628,862
Cie des Alpes	8,212	205,526
Cie Generale des Etablissements Michelin SCA	39,938	1,433,155
Coface SA	13,454	250,880
Covivio SA	8,505	571,621
Credit Agricole SA	262,926	5,165,443
Danone SA	22,714	1,979,252
Dassault Aviation SA	1,914	640,051
Dassault Systemes SE	8,884	297,607
Edenred SE	2,108	50,033
Eiffage SA	4,414	563,767
Elis SA	8,180	235,290
Engie SA	316,370	6,786,017
EssilorLuxottica SA	7,881	2,555,808
Etablissements Maurel & Prom SA	21,655	124,221
FDJ UNITED	13,978	468,088
Gaztransport & Technigaz SA	2,825	523,133
Gecina SA	2,769	277,530
Getlink SE	29,598	544,618
Hermes International SCA	807	1,975,152
Imerys SA	5,639	148,684
Interparfums SA	3,139	103,568
Ipsen SA	1,631	217,706
IPSOS SA	3,586	159,525
Klepierre SA	24,932	971,425
Legrand SA	6,969	1,151,313
L'Oreal SA	9,341	4,044,535
LVMH Moet Hennessy Louis Vuitton SE	9,804	5,996,003
Manitou BF SA	7,395	162,139
Mersen SA	5,337	157,401
Metropole Television SA	16,553	248,179
Nexans SA	1,157	171,294
Opmobility	16,790	269,488
Orange SA	170,502	2,766,693
Pernod Ricard SA	9,010	884,417
Publicis Groupe SA	8,679	832,958
Renault SA	13,404	548,089
Rexel SA	21,676	709,065
Rubis SCA	12,622	471,324
Safran SA	6,461	2,278,261
SEB SA	2,076	152,334
Societe BIC SA	2,510	156,605
Societe Generale SA	6,012	398,133
Sopra Steria Group	845	160,647
SPIE SA	7,013	377,405
Technip Energies NV	6,872	323,630
Thales SA	4,565	1,430,009
TotalEnergies SE	117,639	7,150,421
Valeo SE	18,347	229,266
Veolia Environnement SA	30,132	1,026,040
Vicat SACA	6,056	424,813
Vinci SA	25,110	3,480,026
Vivendi SE^	21,486	75,688
Wendel SE	8	766
Total France		80,847,933
Georgia — 0.0%
Lion Finance Group PLC	1,579	162,618
TBC Bank Group PLC	1,259	77,035
Total Georgia		239,653
Germany — 6.6%
7C Solarparken AG^	72,519	141,960
adidas AG	1,553	327,365
AIXTRON SE	6,584	114,109
Allianz SE, Registered Shares	22,337	9,380,310
Aurubis AG	1,582	197,410
Bechtle AG	2,492	114,899
Beiersdorf AG	2,051	214,483
Bilfinger SE	3,272	360,239
Brenntag SE	6,179	369,550
Cancom SE	4,106	126,162
Commerzbank AG	10,192	384,297
Continental AG	7,334	483,611
CTS Eventim AG & Co. KGaA	2,892	283,401
Daimler Truck Holding AG	41,050	1,689,146
Dermapharm Holding SE	1,957	74,848
Deutsche Bank AG, Registered Shares	20,377	717,092
Deutsche Boerse AG	1,663	445,713
Deutsche Lufthansa AG, Registered Shares	67,046	567,839
Deutsche Post AG, Registered Shares	54,260	2,418,883
Deutsche Telekom AG, Registered Shares	198,423	6,763,594
Deutz AG	9,117	96,037
DWS Group GmbH & Co. KGaA(b)	3,671	229,905
E.ON SE	150,773	2,837,189
Evonik Industries AG	37,872	657,259
Fielmann Group AG	3,223	194,653
Freenet AG	10,981	351,211
GEA Group AG	7,017	518,197
Gerresheimer AG	889	36,873
Hannover Rueck SE	2,424	730,848
Heidelberg Materials AG	8,490	1,910,854
Henkel AG & Co. KGaA	9,427	699,495
HochTief AG	3,677	984,204
Hugo Boss AG	3,681	174,910
Indus Holding AG	4,569	116,498
KION Group AG	5,097	344,067
Knorr-Bremse AG	5,623	527,571
Krones AG	1,290	187,953
Lanxess AG	4,058	100,608
LEG Immobilien SE	2,115	168,243
Merck KGaA	1,581	203,322
MTU Aero Engines AG	756	347,236
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,176	2,666,355
RENK Group AG	3,363	346,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Rheinmetall AG	543	$1,266,160
RWE AG	24,386	1,083,677
SAF-Holland SE	6,895	119,742
SAP SE	12,378	3,314,611
Siemens AG, Registered Shares	20,448	5,506,850
Siemens Healthineers AG(b)	18,831	1,018,258
Sirius Real Estate Ltd.	363,617	478,505
Sixt SE	2,338	226,228
Softwareone Holding AG	11,662	119,823
Stroeer SE & Co. KGaA	2,476	110,262
Suedzucker AG	32,538	358,044
Symrise AG	1,622	141,109
Talanx AG	4,605	612,511
Traton SE(a)	25,958	832,058
Vonovia SE	27,382	854,216
Wacker Neuson SE	13,078	338,066
Total Germany		55,984,712
Hong Kong — 2.7%
AIA Group Ltd.	159,600	1,531,302
Bank of East Asia Ltd.	949	1,476
Cafe de Coral Holdings Ltd.(a)	8,000	6,642
Cathay Pacific Airways Ltd.	778,000	1,046,946
CK Asset Holdings Ltd.	205,500	996,280
CK Infrastructure Holdings Ltd.	168,500	1,106,672
CLP Holdings Ltd.	186,500	1,544,898
CTF Services Ltd.	385,000	416,650
Dah Sing Banking Group Ltd.	144,400	181,883
DFI Retail Group Holdings Ltd., Registered Shares	65,800	214,508
Dream International Ltd.(a)	68,000	109,773
Hang Lung Group Ltd.	85,000	160,159
Hang Seng Bank Ltd.	49,700	756,960
HKT Trust & HKT Ltd.	732,000	1,083,831
Hong Kong & China Gas Co. Ltd.	895,816	778,330
Hong Kong Exchanges & Clearing Ltd.	9,659	548,722
Hongkong Land Holdings Ltd.	120,800	764,664
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,756,000	248,265
Jardine Matheson Holdings Ltd.	13,200	831,600
Johnson Electric Holdings Ltd.	153,500	802,973
Link REIT	159,731	821,197
Luk Fook Holdings International Ltd.	38,000	121,613
Man Wah Holdings Ltd.	292,400	161,977
MTR Corp. Ltd.	226,643	768,449
Nissin Foods Co. Ltd.	357,000	318,439
Pacific Basin Shipping Ltd.	422,000	136,140
PCCW Ltd.	753,000	515,846
Power Assets Holdings Ltd.	168,500	1,067,256
Prudential PLC	14,313	200,589
SmarTone Telecommunications Holdings Ltd.	411,500	245,935
Stella International Holdings Ltd.	178,000	351,406
Sun Hung Kai Properties Ltd.	164,000	1,964,526
SUNeVision Holdings Ltd.	335,000	295,801
Swire Pacific Ltd., Class A	44,000	372,963
Swire Pacific Ltd., Class B	95,000	142,615
Techtronic Industries Co. Ltd.	21,000	268,694
United Laboratories International Holdings Ltd.	106,000	204,632
VTech Holdings Ltd.	40,400	325,572
WH Group Ltd.(b)	633,000	685,850
Wharf Real Estate Investment Co. Ltd.	81,000	239,448
Yue Yuen Industrial Holdings Ltd.	169,500	288,658
Total Hong Kong		22,630,140
Indonesia — 0.1%
Bumitama Agri Ltd.	219,100	192,044
First Pacific Co. Ltd.	244,000	204,786
First Resources Ltd.	114,700	149,469
Nickel Industries Ltd.	362,745	170,691
Total Indonesia		716,990
Ireland — 0.2%
AIB Group PLC	58,475	530,083
Bank of Ireland Group PLC	364	5,994
C&C Group PLC	65,259	121,240
Cairn Homes PLC	48,922	110,138
Dalata Hotel Group PLC	25,964	195,249
Glanbia PLC	12,252	201,689
Kenmare Resources PLC	19,033	80,201
Kerry Group PLC, Class A	2,737	246,826
Kingspan Group PLC	2,109	175,448
Total Ireland		1,666,868
Israel — 0.7%
Amot Investments Ltd.	37,381	280,174
Azrieli Group Ltd.	4,518	449,543
Bank Hapoalim BM	17,571	358,069
Bank Leumi Le-Israel BM	16,127	318,732
Bezeq The Israeli Telecommunication Corp. Ltd.	185,405	356,218
Camtek Ltd.^	1,238	129,627
Elbit Systems Ltd.	153	77,669
Energix-Renewable Energies Ltd.	36,279	156,823
FIBI Holdings Ltd.	26	1,979
First International Bank of Israel Ltd.	48	3,445
Fox Wizel Ltd.	1,161	123,217
Gav-Yam Lands Corp. Ltd.	9,754	116,038
Harel Insurance Investments & Financial Services Ltd.	3,883	131,177
ICL Group Ltd.	58,477	366,422
Israel Discount Bank Ltd., Class A	1,148	11,377
Isramco Negev 2 LP	242,602	180,804
Matrix IT Ltd.	5,443	191,951
Mediterranean Towers Ltd.	41,812	171,754
Mega Or Holdings Ltd.	6,734	365,697
Mivne Real Estate KD Ltd.	21,694	84,845
Mizrahi Tefahot Bank Ltd.	60	3,958
Newmed Energy LP	92,483	488,241
Next Vision Stabilized Systems Ltd.	2,048	92,992
Oil Refineries Ltd.	414,773	112,247
One Software Technologies Ltd.	12,308	301,376
Phoenix Financial Ltd.	5,732	215,156
Plus500 Ltd.	4,422	191,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,611	$333,718
Ratio Energies Finance LP	132,724	182,684
Sisram Medical Ltd.(b)	189,200	134,233
Strauss Group Ltd.	12,636	358,061
Total Israel		6,289,917
Italy — 5.6%
A2A SpA	213,704	559,204
ACEA SpA	17,401	419,964
Alerion Cleanpower SpA	5,375	121,765
Arnoldo Mondadori Editore SpA	7,766	19,573
Ascopiave SpA	23,687	84,749
Azimut Holding SpA	6,200	239,895
Banca Generali SpA	3,705	206,437
Banca Mediolanum SpA	19,589	392,441
Banca Monte dei Paschi di Siena SpA	46,566	412,551
Banco BPM SpA	47,405	708,793
BPER Banca SpA	24,717	274,045
Brembo NV	12,876	135,937
Brunello Cucinelli SpA	2,160	236,034
Coca-Cola HBC AG^	15,357	724,430
Credito Emiliano SpA	17,370	279,614
De' Longhi SpA	5,231	189,187
DiaSorin SpA	813	72,142
Enav SpA(b)	58,161	295,362
Enel SpA	849,034	8,046,761
Eni SpA	196,550	3,433,246
ERG SpA	8,879	219,089
Ferrari NV	1,618	782,513
Ferretti SpA(a)	7,155	22,649
FinecoBank Banca Fineco SpA	7,303	157,934
Generali	51,413	2,018,307
Hera SpA	74,939	337,244
Infrastrutture Wireless Italiane SpA(b)	26,776	314,933
Intesa Sanpaolo SpA	1,740,308	11,479,852
Iren SpA	105,126	325,360
Italgas SpA	91,548	842,802
Iveco Group NV	5,514	118,921
Leonardo SpA	8,999	571,198
Lottomatica Group SpA	8,889	239,390
Maire SpA	23,547	348,613
MARR SpA(a)	10,584	114,537
MFE-MediaForEurope NV, Class A(a)	39,554	147,701
Moncler SpA	6,069	355,627
Orsero SpA	4,846	108,073
Piaggio & C SpA(a)	48,568	111,738
Poste Italiane SpA(b)	70,154	1,664,281
PRADA SpA	52,500	315,794
Prysmian SpA	6,961	688,523
RAI Way SpA(b)	36,574	259,136
Recordati Industria Chimica & Farmaceutica SpA	6,047	367,340
Reply SpA	649	92,424
Rizzoli Corriere Della Sera Mediagroup SpA	164,682	202,015
Snam SpA	168,242	1,011,748
Technogym SpA(b)	23,128	392,413
Terna - Rete Elettrica Nazionale	52,552	533,384
UniCredit SpA	89,313	6,765,659
Unipol Assicurazioni SpA	16,676	357,792
Zignago Vetro SpA(a)	7,255	66,577
Total Italy		48,185,697
Japan — 20.4%
ABC-Mart, Inc.	7,800	154,933
ADEKA Corp.	4,900	109,523
Advan Group Co. Ltd.	32,600	194,251
Advantest Corp.	4,600	456,309
Aeon Co. Ltd.	42,765	519,776
Aeon Hokkaido Corp.	31,500	191,963
Aica Kogyo Co. Ltd.	1,300	32,781
Aida Engineering Ltd.	40,900	259,217
Air Water, Inc.	5,400	93,056
Airport Facilities Co. Ltd.	39,500	282,172
AIT Corp.	15,900	230,288
Ajinomoto Co., Inc.	14,700	422,631
Alfresa Holdings Corp.	7,700	110,350
Alinco, Inc.	29,000	216,393
Alps Alpine Co. Ltd.	13,500	171,532
Alsok Co. Ltd.	35,300	266,749
Amada Co. Ltd.	32,800	404,323
Amano Corp.	7,100	201,868
ANA Holdings, Inc.	3,700	71,678
Anritsu Corp.	12,100	154,481
Aoyama Trading Co. Ltd.	9,200	151,812
Arcs Co. Ltd.	4,100	87,727
Asahi Diamond Industrial Co. Ltd.	33,300	195,942
Asahi Group Holdings Ltd.	41,200	495,315
Asahi Intecc Co. Ltd.	6,900	112,201
Asahi Kasei Corp.	52,092	410,747
Asanuma Corp.	40,300	233,584
Asics Corp.	11,300	296,263
Autobacs Seven Co. Ltd.	31,100	340,092
Axial Retailing, Inc.	36,800	292,287
Azbil Corp.	34,100	324,064
AZ-COM MARUWA Holdings, Inc.	13,200	95,547
Bandai Namco Holdings, Inc.	13,000	433,524
BayCurrent, Inc.	3,800	223,855
Belluna Co. Ltd.	35,900	248,676
BIPROGY, Inc.	3,200	130,830
Bridgestone Corp.	30,500	1,414,253
Brother Industries Ltd.	9,800	164,467
Business Brain Showa-Ota, Inc.	5,700	114,205
Canon Marketing Japan, Inc.	4,900	198,707
Canon, Inc.	41,500	1,218,712
Capcom Co. Ltd.	11,100	302,369
Casio Computer Co. Ltd.	33,300	274,184
Cawachi Ltd.	5,800	116,208
Charm Care Corp. KK	10,700	81,580
Chubu Electric Power Co., Inc.	34,700	483,664
Chugai Pharmaceutical Co. Ltd.	23,300	1,017,290
Chugoku Electric Power Co., Inc.	15,000	85,652
Citizen Watch Co. Ltd.	33,100	224,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Cleanup Corp.	41,900	$224,700
Coca-Cola Bottlers Japan Holdings, Inc.	7,500	133,815
COMSYS Holdings Corp.	4,100	102,469
Cosmo Energy Holdings Co. Ltd.	6,800	164,883
Create SD Holdings Co. Ltd.	2,600	58,449
CyberAgent, Inc.	25,600	307,855
Dai Nippon Printing Co. Ltd.	8,600	146,483
Dai Nippon Toryo Co. Ltd.	7,700	67,102
Daicel Corp.	33,200	303,371
Daido Steel Co. Ltd.	32,400	280,485
Daifuku Co. Ltd.	10,200	327,580
Daihatsu Infinearth Mfg Co. Ltd.	8,500	174,679
Dai-ichi Life Holdings, Inc.	69,300	547,136
Daiichi Sankyo Co. Ltd.	30,200	677,882
Daiichikosho Co. Ltd.	5,600	63,419
Daiki Aluminium Industry Co. Ltd.	38,400	293,034
Daikin Industries Ltd.	3,700	427,911
Daikyonishikawa Corp.	41,900	207,961
Daio Paper Corp.(a)	13,400	80,844
Daito Trust Construction Co. Ltd.	13,500	296,628
Daiwa House Industry Co. Ltd.	31,100	1,120,303
Daiwa Securities Group, Inc.(a)	35,900	292,310
Denka Co. Ltd.	3,500	54,117
DIC Corp.	7,200	177,946
Dip Corp.	5,000	78,715
Disco Corp.	1,200	377,912
DMG Mori Co. Ltd.	7,000	141,010
Doutor Nichires Holdings Co. Ltd.	10,500	187,412
DTS Corp.	19,600	173,857
East Japan Railway Co.	29,700	727,995
Ebara Corp.	13,400	306,952
Electric Power Development Co. Ltd.	5,500	103,326
EM Systems Co. Ltd.	33,300	171,590
ENEOS Holdings, Inc.	95,100	605,237
ES-Con Japan Ltd.	32,900	229,900
Exedy Corp.(a)	3,800	133,798
EXEO Group, Inc.	32,700	474,276
Fast Retailing Co. Ltd.	2,300	701,439
Food & Life Cos. Ltd.	3,200	167,643
France Bed Holdings Co. Ltd.	5,500	47,967
Fuji Corp. Ltd.	8,400	46,128
Fuji Electric Co. Ltd.	3,600	242,397
Fuji Kyuko Co. Ltd.	8,900	155,058
Fuji Pharma Co. Ltd.	8,000	83,746
Fujicco Co. Ltd.	32,700	364,231
FUJIFILM Holdings Corp.	18,300	456,121
Fujikura Composites, Inc.	11,600	150,336
Fujikura Ltd.	6,900	675,353
Fujimi, Inc.	10,000	146,664
Fujitsu Ltd.	30,800	726,595
Fujiya Co. Ltd.	7,300	128,517
Fukui Computer Holdings, Inc.	6,500	147,002
FULLCAST Holdings Co. Ltd.	9,700	116,648
Funai Soken Holdings, Inc.	9,200	160,970
Furukawa Electric Co. Ltd.	2,700	166,587
Furuno Electric Co. Ltd.	4,600	176,294
Furuya Metal Co. Ltd.	5,200	98,553
Futaba Industrial Co. Ltd.	33,400	217,563
Gamecard-Joyco Holdings, Inc.	4,200	83,895
Gecoss Corp.	32,300	303,786
GLOBERIDE, Inc.	8,000	131,957
Glory Ltd.	7,500	186,021
Godo Steel Ltd.	3,400	91,627
Goldwin, Inc.(a)	6,300	107,456
Grandy House Corp.	37,500	148,035
G-Tekt Corp.	5,300	71,128
Gunma Bank Ltd.	6,300	70,450
Gunze Ltd.	3,400	87,023
Hagiwara Electric Holdings Co. Ltd.	5,200	123,587
Hakuhodo DY Holdings, Inc.	7,800	62,771
Hakuto Co. Ltd.(a)	4,200	110,059
Hankyu Hanshin Holdings, Inc.	3,800	112,288
Harima Chemicals Group, Inc.	32,700	196,840
Haseko Corp.	13,800	236,082
Hazama Ando Corp.	29,700	336,648
Heiwado Co. Ltd.	6,700	131,927
Hirogin Holdings, Inc.	35,700	349,543
Hirose Electric Co. Ltd.	1,100	137,272
Hitachi Construction Machinery Co. Ltd.	9,200	294,903
Hitachi Ltd.	52,200	1,389,078
Hokkaido Electric Power Co., Inc.(a)	11,300	82,941
Hokkaido Gas Co. Ltd.	34,400	159,789
Hokuto Corp.	5,100	65,923
Honda Motor Co. Ltd.(a)	260,700	2,702,588
Hoosiers Holdings Co. Ltd.	14,800	129,876
Horiba Ltd.	2,700	229,258
Hoshizaki Corp.	3,800	142,958
House Foods Group, Inc.	3,100	60,883
Hoya Corp.	2,100	291,143
HU Group Holdings, Inc.	17,000	393,100
Hulic Co. Ltd.	8,500	93,239
Hyakujushi Bank Ltd.	1,500	52,307
Ichibanya Co. Ltd.	32,600	207,054
Idemitsu Kosan Co. Ltd.	47,000	323,337
IDOM, Inc.	11,200	79,781
IHI Corp.	21,300	398,063
Inaba Denki Sangyo Co. Ltd.	6,300	179,506
Innotech Corp.	6,600	72,219
Inpex Corp.	50,000	904,967
Internet Initiative Japan, Inc.	5,600	99,290
Isetan Mitsukoshi Holdings Ltd.(a)	10,100	186,907
Ishihara Sangyo Kaisha Ltd.	27,000	423,780
Isuzu Motors Ltd.	39,800	503,816
Ito En Ltd.	2,800	65,997
ITOCHU Corp.	39,900	2,276,449
Itochu Enex Co. Ltd.	4,400	58,931
Itoham Yonekyu Holdings, Inc.	4,760	183,393
J Front Retailing Co. Ltd.	8,700	145,506
JAC Recruitment Co. Ltd.	34,900	255,928
Japan Airlines Co. Ltd.	25,000	504,960
Japan Airport Terminal Co. Ltd.	4,500	143,911
Japan Business Systems, Inc.	8,000	82,879
Japan Exchange Group, Inc.	5,200	58,185
Japan Lifeline Co. Ltd.	6,200	63,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Japan Steel Works Ltd.	1,200	$73,129
Japan Tobacco, Inc.	98,700	3,249,344
Japan Wool Textile Co. Ltd.	5,400	60,880
JCU Corp.	2,400	74,185
JDC Corp.	52,200	183,090
Jeol Ltd.	2,600	89,451
JFE Holdings, Inc.	37,900	466,163
JSP Corp.	4,700	61,771
JTEKT Corp.	34,800	346,504
Kadokawa Corp.	3,000	73,271
Kagome Co. Ltd.	4,500	87,724
Kakaku.com, Inc.	11,100	190,831
Kameda Seika Co. Ltd.	3,800	106,267
Kamigumi Co. Ltd.	6,500	197,705
Kaneka Corp.	2,400	68,383
Kanematsu Corp.	10,200	215,209
Kansai Electric Power Co., Inc.	29,015	416,212
Kansai Paint Co. Ltd.	6,400	104,503
Kao Corp.	9,500	414,968
Kawasaki Heavy Industries Ltd.	3,700	244,771
KDDI Corp.	124,100	1,983,533
Keihan Holdings Co. Ltd.	2,500	56,878
Keikyu Corp.(a)	14,200	144,322
Keio Corp.	3,500	90,649
Keisei Electric Railway Co. Ltd.	9,800	91,009
Kewpie Corp.	6,400	175,032
Keyence Corp.	1,630	609,022
KH Neochem Co. Ltd.	6,100	115,156
Kikkoman Corp.	27,200	231,141
Kintetsu Group Holdings Co. Ltd.	5,300	110,640
Kirin Holdings Co. Ltd.	34,800	510,742
Ki-Star Real Estate Co. Ltd.	3,000	113,756
Kobayashi Pharmaceutical Co. Ltd.	2,300	83,600
Kobe Steel Ltd.	35,400	419,114
Koei Tecmo Holdings Co. Ltd.	15,500	202,035
Kokuyo Co. Ltd.	36,500	217,737
Komatsu Ltd.	43,100	1,505,881
Konami Group Corp.	2,500	361,411
Kose Corp.	2,100	84,307
Kraftia Corp.	4,100	198,608
Krosaki Harima Corp.	6,300	175,752
K's Holdings Corp.	12,300	133,090
KU Holdings Co. Ltd.	31,500	251,044
Kubota Corp.	35,100	442,776
Kumiai Chemical Industry Co. Ltd.	33,000	184,792
Kuraray Co. Ltd.	10,500	121,114
Kureha Corp.	5,400	139,676
KYB Corp.(a)	7,900	209,957
Kyoei Steel Ltd.	9,900	153,643
Kyokuto Boeki Kaisha Ltd.	6,300	77,596
Kyorin Pharmaceutical Co. Ltd.	6,300	63,134
Kyowa Kirin Co. Ltd.	11,800	183,650
Kyushu Electric Power Co., Inc.	29,500	295,529
Kyushu Railway Co.	7,500	199,022
Lasertec Corp.	1,700	233,731
Life Corp.	12,400	212,173
Lintec Corp.	4,400	108,447
Lixil Corp.	33,000	406,676
LY Corp.	130,300	420,055
Macnica Holdings, Inc.	14,100	196,007
Makino Milling Machine Co. Ltd.	2,100	162,955
Makita Corp.	5,100	165,965
Mandom Corp.	33,100	499,800
Mani, Inc.	10,100	87,025
Marubeni Corp.	74,000	1,852,944
Maruha Nichiro Corp.	5,200	120,806
Marvelous, Inc.	74,200	308,989
Matching Service Japan Co. Ltd.	35,600	242,500
MatsukiyoCocokara & Co.	11,200	227,815
Max Co. Ltd.	6,000	229,136
Mazda Motor Corp.(a)	39,300	287,662
Mebuki Financial Group, Inc.	37,100	237,695
Medipal Holdings Corp.	8,400	144,953
Megmilk Snow Brand Co. Ltd.	4,300	86,213
MEIJI Holdings Co. Ltd.	8,000	166,083
MEITEC Group Holdings, Inc.	4,100	88,616
Meiwa Corp.	43,200	247,467
Milbon Co. Ltd.	6,900	115,822
Mirarth Holdings, Inc.(a)	42,400	111,968
Miroku Jyoho Service Co. Ltd.	12,000	154,058
MISUMI Group, Inc.	6,900	107,762
Mitsubishi Chemical Group Corp.	67,700	390,243
Mitsubishi Corp.	129,800	3,103,388
Mitsubishi Electric Corp.	49,200	1,266,937
Mitsubishi Estate Co. Ltd.	34,000	783,438
Mitsubishi Gas Chemical Co., Inc.	7,900	141,353
Mitsubishi Heavy Industries Ltd.	40,800	1,071,627
Mitsubishi Logisnext Co. Ltd.	5,700	70,051
Mitsubishi Logistics Corp.	35,100	288,172
Mitsubishi Materials Corp.	10,000	188,103
Mitsubishi Motors Corp.	75,400	205,240
Mitsubishi Research Institute, Inc.	3,100	108,731
Mitsubishi UFJ Financial Group, Inc.	286,000	4,636,111
Mitsuboshi Belting Ltd.(a)	7,000	175,610
Mitsui Chemicals, Inc.	9,600	240,642
Mitsui Fudosan Co. Ltd.	79,900	872,659
Mitsui Kinzoku Co. Ltd.	2,900	225,917
Miura Co. Ltd.	3,500	68,952
Mizuho Financial Group, Inc.	50,650	1,710,683
Mizuho Medy Co. Ltd.	24,700	271,109
Mochida Pharmaceutical Co. Ltd.	3,000	64,495
Modec, Inc.	2,600	145,594
MonotaRO Co. Ltd.	7,200	105,110
Morinaga Milk Industry Co. Ltd.	4,000	93,821
Moriroku Co. Ltd.	7,500	130,971
Morito Co. Ltd.	5,000	54,237
MS&AD Insurance Group Holdings, Inc.	24,500	556,739
Murata Manufacturing Co. Ltd.	42,500	810,230
Musashi Seimitsu Industry Co. Ltd.	3,400	79,426
Nagaileben Co. Ltd.	7,100	96,631
Nagase & Co. Ltd.	5,200	112,743
Nagoya Railroad Co. Ltd.	5,200	62,234
Nakayama Steel Works Ltd.(a)	36,100	156,441
Nankai Electric Railway Co. Ltd.	4,900	92,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
NEC Corp.	16,700	$535,879
NH Foods Ltd.	3,000	119,118
NHK Spring Co. Ltd.	8,400	126,610
Nichias Corp.	3,600	135,483
Nichicon Corp.	16,600	166,579
Nichirei Corp.	12,300	144,583
NIDEC Corp.	26,500	472,545
Nifco, Inc.	3,000	90,801
Nihon Flush Co. Ltd.	41,500	226,770
Nihon Kohden Corp.	5,400	61,812
Nikkiso Co. Ltd.	25,100	252,045
Nikkon Holdings Co. Ltd.(a)	15,500	358,100
Nikon Corp.	24,800	289,671
Nintendo Co. Ltd.	33,400	2,895,941
Nippn Corp.	7,000	109,869
Nippon Ceramic Co. Ltd.	4,300	102,197
Nippon Electric Glass Co. Ltd.	4,500	147,964
Nippon Express Holdings, Inc.	8,500	193,442
Nippon Gas Co. Ltd.	9,600	179,929
Nippon Light Metal Holdings Co. Ltd.	7,100	100,958
Nippon Paint Holdings Co. Ltd.	45,500	311,169
Nippon Paper Industries Co. Ltd.	7,000	57,731
Nippon Sanso Holdings Corp.	6,300	223,828
Nippon Shinyaku Co. Ltd.	2,900	65,448
Nippon Shokubai Co. Ltd.	5,600	69,163
Nippon Signal Co. Ltd.	38,600	318,084
Nippon Soda Co. Ltd.	7,000	163,524
Nippon Steel Corp.(a)	230,300	950,454
Nippon Thompson Co. Ltd.	43,900	203,916
Nishimatsu Construction Co. Ltd.	3,200	113,582
Nishi-Nippon Railroad Co. Ltd.	4,600	72,807
Nissan Chemical Corp.	3,200	116,356
Nisshin Seifun Group, Inc.	9,600	118,046
Nissin Foods Holdings Co. Ltd.	6,000	113,187
Niterra Co. Ltd.(a)	9,800	379,166
Nitori Holdings Co. Ltd.	8,000	154,572
Nitto Denko Corp.	29,200	695,375
Nittoc Construction Co. Ltd.	35,300	302,363
NOF Corp.	9,700	169,915
Nomura Co. Ltd.	34,400	246,671
Nomura Holdings, Inc.	36,100	265,339
Nomura Micro Science Co. Ltd.	4,000	89,244
Nomura Real Estate Holdings, Inc.	42,600	272,327
Nomura Research Institute Ltd.	6,700	257,366
NS Solutions Corp.	5,700	139,253
NSD Co. Ltd.	6,000	141,301
NSK Ltd.(a)	8,300	42,960
NTN Corp.	79,900	184,162
NTT, Inc.	3,221,400	3,374,416
Obayashi Corp.	41,400	680,913
OBIC Business Consultants Co. Ltd.	3,200	197,176
Obic Co. Ltd.	6,700	233,821
Odakyu Electric Railway Co. Ltd.	11,700	131,866
Oiles Corp.	8,800	137,227
Oji Holdings Corp.	51,300	281,015
Okamoto Machine Tool Works Ltd.	4,200	135,369
Okamura Corp.	7,900	125,600
Oki Electric Industry Co. Ltd.	6,900	75,408
Okinawa Cellular Telephone Co.	9,600	169,788
OKUMA Corp.(a)	6,700	153,340
Olympus Corp.	8,000	101,351
Ono Pharmaceutical Co. Ltd.(a)	27,300	314,804
Onoken Co. Ltd.	10,500	99,607
Open House Group Co. Ltd.	4,300	222,883
Open Up Group, Inc.	3,600	44,267
Oracle Corp.	2,800	286,285
Oriental Land Co. Ltd.(a)	16,900	408,182
Osaka Gas Co. Ltd.	9,000	261,374
OSG Corp.	31,500	452,392
Otsuka Corp.	7,600	158,911
Otsuka Holdings Co. Ltd.	10,600	564,075
Pacific Industrial Co. Ltd.	7,200	129,584
PAL GROUP Holdings Co. Ltd.	4,600	78,180
PALTAC Corp.	1,600	50,172
Pan Pacific International Holdings Corp.	32,300	213,241
Paramount Bed Holdings Co. Ltd.	25,700	631,689
Penta-Ocean Construction Co. Ltd.	35,700	281,858
Persol Holdings Co. Ltd.	120,400	219,873
PHC Holdings Corp.(a)	14,900	98,772
Pola Orbis Holdings, Inc.(a)	9,500	85,908
Press Kogyo Co. Ltd.	38,500	167,624
Prima Meat Packers Ltd.	8,400	133,947
Qol Holdings Co. Ltd.	5,600	76,178
Quick Co. Ltd.	7,800	132,619
Recruit Holdings Co. Ltd.	9,100	490,661
Rengo Co. Ltd.	32,500	205,737
Resona Holdings, Inc.	28,600	292,517
Resonac Holdings Corp.	5,000	169,990
Resorttrust, Inc.	27,300	347,154
Restar Corp.	10,500	186,986
Retail Partners Co. Ltd.	11,000	105,840
Ricoh Co. Ltd.	33,700	298,128
Riken Vitamin Co. Ltd.	9,800	193,100
Rinnai Corp.	4,100	97,333
Rohto Pharmaceutical Co. Ltd.	3,900	65,662
Roland Corp.	4,000	91,411
Round One Corp.	17,900	158,414
Royal Holdings Co. Ltd.	7,100	131,582
Ryobi Ltd.	3,900	73,413
Ryohin Keikaku Co. Ltd.	15,000	299,116
S Foods, Inc.	5,700	104,864
Saibu Gas Holdings Co. Ltd.	3,300	44,176
Sakata Seed Corp.	3,100	76,511
San-Ai Obbli Co. Ltd.	5,600	79,364
Sangetsu Corp.	5,500	115,635
Sanki Engineering Co. Ltd.	7,500	250,364
Sankyo Co. Ltd.	32,700	569,374
Sankyu, Inc.	5,600	307,140
Sanoh Industrial Co. Ltd.	32,900	206,509
Sanrio Co. Ltd.(a)	4,900	230,625
Sanshin Electronics Co. Ltd.	9,200	177,665
Santen Pharmaceutical Co. Ltd.	14,200	157,639
Sanwa Holdings Corp.	8,600	246,671
Sanyo Chemical Industries Ltd.	2,700	75,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Sato Shoji Corp.	32,600	$435,520
SCREEN Holdings Co. Ltd.(a)	3,300	300,762
Scroll Corp.	31,700	241,691
SCSK Corp.	7,600	227,920
Secom Co. Ltd.	5,800	213,055
Sega Sammy Holdings, Inc.	7,900	166,682
Seibu Holdings, Inc.	5,400	195,729
Seikitokyu Kogyo Co. Ltd.(a)	13,700	139,704
Seiko Epson Corp.	13,800	177,353
Seino Holdings Co. Ltd.(a)	10,900	160,896
Sekisui Chemical Co. Ltd.	29,700	554,041
Sekisui House Ltd.	32,800	747,792
Senshu Ikeda Holdings, Inc.	36,700	161,278
Seria Co. Ltd.	3,900	81,995
Seven Bank Ltd.	400	791
SG Holdings Co. Ltd.	34,700	359,253
Shibaura Electronics Co. Ltd.	1,900	91,600
Shimadzu Corp.	4,400	111,277
Shimano, Inc.	1,500	168,602
Shin Nippon Biomedical Laboratories Ltd.(a)	7,800	89,944
Shindengen Electric Manufacturing Co. Ltd.	4,900	105,508
Shin-Etsu Chemical Co. Ltd.	39,700	1,304,561
Shin-Etsu Polymer Co. Ltd.	11,400	147,667
Shinnihonseiyaku Co. Ltd.	10,100	156,610
Shionogi & Co. Ltd.	35,000	614,162
Ship Healthcare Holdings, Inc.	5,600	86,530
SHO-BOND Holdings Co. Ltd.	3,800	125,204
Showa Sangyo Co. Ltd.	3,900	80,543
Siix Corp.	34,400	315,618
SKY Perfect JSAT Holdings, Inc.	36,000	340,048
Skymark Airlines, Inc.	61,200	206,369
SMS Co. Ltd.	6,000	63,338
Socionext, Inc.(a)	8,300	156,800
SoftBank Corp.	2,124,800	3,132,132
Sojitz Corp.	7,580	200,990
Solasto Corp.	40,500	134,100
Sompo Holdings, Inc.	8,000	247,825
Sony Financial Group, Inc.^	45,500	50,526
Sony Group Corp.	45,800	1,320,799
Sotetsu Holdings, Inc.	4,900	88,421
Starts Corp., Inc.	4,300	147,909
Studio Alice Co. Ltd.	9,600	134,037
Subaru Corp.	36,700	752,961
Sugi Holdings Co. Ltd.	4,800	115,901
Sumida Corp.	28,600	210,310
Sumitomo Bakelite Co. Ltd.	4,600	154,584
Sumitomo Corp.	47,100	1,367,538
Sumitomo Electric Industries Ltd.	35,000	999,628
Sumitomo Forestry Co. Ltd.	18,300	218,272
Sumitomo Heavy Industries Ltd.	5,500	132,654
Sumitomo Mitsui Financial Group, Inc.	87,300	2,468,530
Sumitomo Osaka Cement Co. Ltd.	4,000	105,359
Sumitomo Realty & Development Co. Ltd.	8,000	353,834
Sumitomo Rubber Industries Ltd.	11,300	137,611
Sumitomo Seika Chemicals Co. Ltd.	3,100	99,810
Sundrug Co. Ltd.	4,300	126,276
Suntory Beverage & Food Ltd.	6,500	203,558
Sun-Wa Technos Corp.	9,400	169,052
Suzuden Corp.	4,300	49,555
Suzuki Motor Corp.	50,200	734,381
Sysmex Corp.	7,000	86,478
Systena Corp.	80,500	288,892
T&D Holdings, Inc.	3,700	90,743
Tachi-S Co. Ltd.	7,600	101,224
Taiheiyo Cement Corp.	4,100	106,744
Taiyo Holdings Co. Ltd.	3,000	164,133
Takara Holdings, Inc.	25,800	304,932
Takara Standard Co. Ltd.	7,500	132,698
Takasago Thermal Engineering Co. Ltd.	10,200	284,344
Takashimaya Co. Ltd.	12,100	138,873
Takeda Pharmaceutical Co. Ltd.	76,200	2,226,380
Tama Home Co. Ltd.	3,500	86,502
Tamura Corp.	38,000	126,336
Tanseisha Co. Ltd.	16,200	154,228
TDK Corp.	38,300	557,183
Techno Ryowa Ltd.	2,800	94,038
Teijin Ltd.(a)	10,400	88,624
Terumo Corp.	13,600	224,971
TIS, Inc.	8,000	264,563
Toagosei Co. Ltd.	31,500	321,644
Tobu Railway Co. Ltd.	2,800	50,071
Toda Corp.	35,000	241,731
Toho Co. Ltd.	3,900	250,872
Toho Gas Co. Ltd.	2,200	67,899
TOKAI Holdings Corp.	33,800	238,249
Tokai Rika Co. Ltd.	4,100	74,318
Tokai Tokyo Financial Holdings, Inc.	200	798
Tokio Marine Holdings, Inc.	36,000	1,528,144
Tokushu Tokai Paper Co. Ltd.	16,800	176,890
Tokuyama Corp.	8,400	209,026
Tokyo Electron Device Ltd.	7,800	157,389
Tokyo Electron Ltd.	10,600	1,891,973
Tokyo Gas Co. Ltd.	9,100	324,355
Tokyo Ohka Kogyo Co. Ltd.	4,400	144,437
Tokyo Tatemono Co. Ltd.	5,000	100,399
Tokyu Construction Co. Ltd.	76,300	577,604
Tokyu Fudosan Holdings Corp.	34,900	289,484
Tomoku Co. Ltd.	6,200	142,736
Topre Corp.	9,100	143,199
Topy Industries Ltd.	7,800	150,101
Toray Industries, Inc.	41,800	267,553
Tosoh Corp.	14,800	219,417
TOTO Ltd.	5,500	145,018
Toyo Construction Co. Ltd.	31,300	367,924
Toyo Seikan Group Holdings Ltd.	9,000	205,674
Toyo Suisan Kaisha Ltd.	4,300	307,902
Toyo Tire Corp.	9,100	242,219
Toyobo Co. Ltd.	38,800	298,714
Toyoda Gosei Co. Ltd.	6,200	154,575
Toyota Boshoku Corp.	5,400	89,747
Toyota Motor Corp.	518,970	10,013,238
Toyota Tsusho Corp.	44,800	1,244,335
Transcosmos, Inc.	5,500	137,421
Treasure Factory Co. Ltd.	6,400	82,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Trend Micro, Inc.	4,800	$263,263
Tsubakimoto Chain Co.(a)	34,500	502,018
Tsumura & Co.(a)	3,200	78,459
Tsuruha Holdings, Inc.	13,000	208,400
UBE Corp.(a)	3,800	58,768
Uchida Yoko Co. Ltd.	2,200	179,802
Ulvac, Inc.	3,600	157,202
Unicharm Corp.	29,300	190,340
United Super Markets Holdings, Inc.	41,476	270,731
UNITED, Inc.(a)	38,700	149,365
USS Co. Ltd.	35,500	408,039
Valor Holdings Co. Ltd.(a)	4,400	86,638
Valqua Ltd.	5,300	134,936
ValueCommerce Co. Ltd.	8,300	44,680
Vector, Inc.	7,000	52,896
VT Holdings Co. Ltd.	78,700	262,715
Warabeya Nichiyo Holdings Co. Ltd.	9,100	181,957
WDB Holdings Co. Ltd.	8,400	98,797
Welcia Holdings Co. Ltd.	8,100	148,085
Wellneo Sugar Co. Ltd.	9,000	157,531
West Japan Railway Co.	11,900	261,311
Will Group, Inc.	32,900	227,672
WIN-Partners Co. Ltd.	16,600	149,157
Workman Co. Ltd.	4,600	194,360
World Co. Ltd.	4,000	77,327
World Holdings Co. Ltd.	9,100	161,068
Yakult Honsha Co. Ltd.	7,100	115,934
YAMABIKO Corp.	7,800	134,520
Yamada Holdings Co. Ltd.	36,000	118,322
Yamaha Motor Co. Ltd.	43,500	326,946
Yamanashi Chuo Bank Ltd.	3,400	73,785
Yamazaki Baking Co. Ltd.	4,900	109,224
Yaskawa Electric Corp.	7,000	149,636
Yokogawa Bridge Holdings Corp.	6,000	114,974
Yokogawa Electric Corp.	5,300	152,700
Yokohama Financial Group, Inc.	14,100	108,553
Yokohama Rubber Co. Ltd.	6,400	237,695
Yokorei Co. Ltd.	28,000	230,355
Yondoshi Holdings, Inc.	6,400	74,667
Yonex Co. Ltd.	2,900	74,422
Zenrin Co. Ltd.	24,500	177,838
Zensho Holdings Co. Ltd.	2,300	150,629
Zeon Corp.(a)	5,900	65,777
ZERIA Pharmaceutical Co. Ltd.	7,000	96,076
Zojirushi Corp.	10,600	116,849
ZOZO, Inc.	31,100	286,393
Total Japan		174,271,265
Jersey — 0.1%
Ithaca Energy PLC	148,464	393,743
Luxembourg — 0.0%
Eurofins Scientific SE	3,196	232,002
Macau — 0.1%
Galaxy Entertainment Group Ltd.	41,000	225,963
Wynn Macau Ltd.	169,200	157,013
Total Macau		382,976
Mexico — 0.0%
Fresnillo PLC	8,381	266,277
Netherlands — 2.5%
Aalberts NV	6,565	215,988
Acomo NV	9,726	267,416
Aegon Ltd.	13,154	105,595
Akzo Nobel NV	2,901	206,566
Arcadis NV	2,471	124,557
ASM International NV	447	268,285
ASML Holding NV	3,667	3,568,054
BE Semiconductor Industries NV	1,903	283,640
Brunel International NV(a)	14,543	138,755
CTP NV(b)	25,943	577,958
Euronext NV(b)	1,140	170,652
Fugro NV	4,440	47,396
Heineken Holding NV	7,663	525,385
Heineken NV	11,664	910,299
IMCD NV	1,307	135,144
ING Groep NV	288,225	7,476,015
JDE Peet's NV	17,962	658,487
Koninklijke Ahold Delhaize NV	34,151	1,382,389
Koninklijke BAM Groep NV	9,605	90,682
Koninklijke Heijmans NV	1,291	89,802
Koninklijke KPN NV	236,703	1,136,701
Koninklijke Vopak NV	8,196	375,967
PostNL NV(a)	99,046	121,616
SBM Offshore NV	11,575	295,950
Sligro Food Group NV	10,562	131,053
Universal Music Group NV	37,780	1,090,255
Wereldhave NV	13,547	302,755
Wolters Kluwer NV	4,467	609,639
Total Netherlands		21,307,001
Nigeria — 0.1%
Airtel Africa PLC(b)	189,809	623,494
Norway — 2.2%
ABG Sundal Collier Holding ASA	4,153	2,876
Aker ASA, Class A	5,372	421,563
Aker Solutions ASA	56,442	169,250
Austevoll Seafood ASA	22,279	212,121
Bouvet ASA	28,433	187,790
DNB Bank ASA	105,584	2,872,984
Equinor ASA	242,894	5,925,194
Europris ASA(b)	20,065	203,510
Frontline PLC	20,464	467,617
Gjensidige Forsikring ASA	74	2,170
Hoegh Autoliners ASA	36,519	391,623
Kongsberg Gruppen ASA	17,647	564,103
Leroy Seafood Group ASA	33,350	164,648
Mowi ASA	18,762	396,383
MPC Container Ships ASA	85,434	141,108
Odfjell SE, Class A	13,830	170,210
Orkla ASA	43,546	454,759
Panoro Energy ASA^	78,524	181,007
Protector Forsikring ASA	3,249	159,881
Rana Gruber ASA	19,578	129,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Salmar ASA	8,176	$436,750
SpareBank 1 SMN	20,814	403,981
SpareBank 1 Sor-Norge ASA	7,409	132,025
Sparebanken Norge	15,767	277,200
Stolt-Nielsen Ltd.	7,787	268,079
Storebrand ASA	326	4,973
Telenor ASA	140,445	2,328,129
TGS ASA	24,304	180,006
Var Energi ASA	253,036	844,485
Veidekke ASA	22,294	353,029
Wallenius Wilhelmsen ASA	56,980	506,537
Total Norway		18,953,886
Portugal — 0.4%
CTT-Correios de Portugal SA	9,780	83,313
EDP SA	226,588	1,074,814
Galp Energia SGPS SA	26,560	502,449
Jeronimo Martins SGPS SA	25,315	615,724
Navigator Co. SA	36,790	141,443
NOS SGPS SA	63,014	288,021
REN - Redes Energeticas Nacionais SGPS SA	87,078	313,089
Semapa-Sociedade de Investimento & Gestao	14,695	315,288
Sonae SGPS SA	201,368	316,581
Total Portugal		3,650,722
Singapore — 2.8%
Bukit Sembawang Estates Ltd.	78,300	253,874
BW LPG Ltd.(b)	21,851	312,508
CapitaLand Investment Ltd.	240,600	502,028
China Aviation Oil Singapore Corp. Ltd.	279,300	288,139
City Developments Ltd.	8,000	42,941
ComfortDelGro Corp. Ltd.	282,600	317,848
DBS Group Holdings Ltd.	166,669	6,612,721
Delfi Ltd.	198,800	121,821
Digital Core REIT Management Pte. Ltd.	167,400	79,515
Genting Singapore Ltd.	618,400	352,563
Hafnia Ltd.	95,135	573,224
Keppel Infrastructure Trust	690,135	248,924
Keppel Ltd.	88,200	610,258
Netlink NBN Trust	410,200	302,273
Oversea-Chinese Banking Corp. Ltd.	281,901	3,594,828
Propnex Ltd.	171,000	309,052
Riverstone Holdings Ltd.(a)	45,600	25,290
Sembcorp Industries Ltd.	59,400	277,372
Sheng Siong Group Ltd.	127,300	205,386
SIA Engineering Co. Ltd.	138,500	380,306
Singapore Airlines Ltd.	328,700	1,662,367
Singapore Exchange Ltd.	6,200	79,496
Singapore Technologies Engineering Ltd.	194,893	1,301,605
Singapore Telecommunications Ltd.	702,400	2,250,164
StarHub Ltd.(a)	284,900	249,718
UMS Integration Ltd.	154,400	166,472
United Overseas Bank Ltd.	89,628	2,404,077
UOL Group Ltd.	35,100	212,637
Total Singapore		23,737,407
South Africa — 0.0%
Pan African Resources PLC	294,950	347,839
Spain — 6.5%
Acciona SA	2,506	503,223
ACS Actividades de Construccion y Servicios SA	16,012	1,279,359
Aedas Homes SA(b)	5,714	142,336
Aena SME SA(b)	80,454	2,199,793
Amadeus IT Group SA	12,257	972,133
Atresmedia Corp. de Medios de Comunicacion SA	42,611	280,380
Banco Bilbao Vizcaya Argentaria SA	548,844	10,537,528
Banco de Sabadell SA	91,750	355,761
Banco Santander SA	796,819	8,308,390
Bankinter SA	16,072	253,148
CaixaBank SA	628,738	6,609,010
Cellnex Telecom SA^(b)	3,659	126,787
CIE Automotive SA	3,273	102,298
Endesa SA	58,915	1,883,615
Faes Farma SA	39,431	197,604
Fluidra SA	9,878	267,649
Gestamp Automocion SA(b)	64,402	249,113
Grupo Catalana Occidente SA	2,750	158,008
Iberdrola SA	366,314	6,931,896
Indra Sistemas SA	4,076	182,472
Industria de Diseno Textil SA	104,249	5,753,475
Inmobiliaria Colonial Socimi SA	23,275	151,919
Laboratorios Farmaceuticos Rovi SA	1,294	88,414
Logista Integral SA	13,875	471,160
Mapfre SA	55,696	263,734
Merlin Properties Socimi SA	26,955	406,670
Naturgy Energy Group SA	55,825	1,735,627
Neinor Homes SA^(b)	4,186	85,288
Prosegur Cash SA(b)	128,723	115,252
Prosegur Cia de Seguridad SA	86,779	297,739
Redeia Corp. SA	24,811	479,274
Repsol SA	96,486	1,707,935
Sacyr SA	63,181	264,435
Telefonica SA	364,594	1,884,094
Unicaja Banco SA(b)	36,174	99,035
Vidrala SA	783	82,802
Viscofan SA	3,246	221,596
Total Spain		55,648,952
Sweden — 3.8%
AAK AB	6,888	179,137
AddTech AB, Class B	7,701	249,901
AFRY AB	5,285	90,920
Alfa Laval AB	11,015	501,731
Alleima AB	17,617	133,461
Arjo AB, Class B	31,102	108,996
Assa Abloy AB, Class B	28,458	988,228
Atea ASA^	10,966	158,042
Atlas Copco AB, Class A	73,162	1,236,079
Atlas Copco AB, Class B	41,908	628,056
Atrium Ljungberg AB, Class B	40,676	136,948
Avanza Bank Holding AB	1,164	43,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Axfood AB	12,061	$374,586
Beijer Alma AB	6,171	161,737
Beijer Ref AB	12,201	190,245
Bilia AB, Class A	6,862	83,904
Billerud Aktiebolag	6,851	61,553
BioGaia AB, Class B	7,268	82,841
Bravida Holding AB(b)	17,618	171,870
Catena AB	2,912	132,517
Clas Ohlson AB, Class B	7,720	303,379
Cloetta AB, Class B	57,469	207,265
Coor Service Management Holding AB(b)	27,237	139,934
Dometic Group AB(b)	23,585	123,127
Elekta AB, Class B	15,883	80,216
Epiroc AB, Class A	25,566	539,313
EQT AB	2,854	98,804
Essity AB, Class B	24,463	639,335
Evolution AB(b)	7,006	576,117
Fabege AB	17,968	151,977
FastPartner AB, Class A	19,604	105,679
Getinge AB, Class B	8,553	184,154
Granges AB	9,716	120,661
H & M Hennes & Mauritz AB, Class B(a)	56,166	1,046,570
Heba Fastighets AB, Class B	37,463	126,070
Hexagon AB, Class B	41,983	499,505
Hexpol AB	29,654	266,111
Holmen AB, Class B	4,866	184,911
Hufvudstaden AB, Class A	27,974	377,147
Indutrade AB	6,462	148,271
Investment AB Latour, Class B	12,671	300,302
JM AB	3,115	46,534
Lagercrantz Group AB, Class B	11,418	245,718
Lifco AB, Class B	6,983	235,957
Lindab International AB	5,266	110,974
Loomis AB	5,707	243,690
Mycronic AB	8,250	188,551
NCC AB, Class B	7,758	178,337
New Wave Group AB, Class B	10,188	119,048
Nolato AB, Class B	20,261	126,886
Nordnet AB publ	3,596	104,380
Peab AB, Class B	29,909	243,276
Platzer Fastigheter Holding AB, Class B	13,040	95,667
Saab AB, Class B	5,241	320,141
Sagax AB, Class B	8,572	178,912
Sandvik AB	30,930	860,966
Securitas AB, Class B	19,421	292,396
Skandinaviska Enskilda Banken AB, Class C	9,374	183,192
Skandinaviska Enskilda Banken AB, Class A	98,433	1,924,682
Skanska AB, Class B	16,771	434,918
SKF AB, Class B	20,018	496,347
SkiStar AB	13,054	218,605
SSAB AB, Class A	39,057	233,634
SSAB AB, Class B	66,617	386,736
Svenska Cellulosa AB SCA, Class B	21,103	279,014
Svenska Handelsbanken AB, Class A	94,005	1,223,401
Sweco AB, Class B	12,175	202,979
Swedbank AB, Class A	74,985	2,257,898
Systemair AB	13,915	115,846
Tele2 AB, Class B	65,752	1,122,421
Telefonaktiebolaget LM Ericsson, Class B	107,555	890,164
Telia Co. AB	252,874	964,971
Thule Group AB(b)	4,861	119,185
Trelleborg AB, Class B	6,142	228,894
Troax Group AB	5,343	78,170
Vitec Software Group AB, Class B	2,115	74,525
Volvo AB, Class A	41,855	1,199,786
Volvo AB, Class B	151,033	4,327,800
Wallenstam AB, Class B	21,918	101,747
Wihlborgs Fastigheter AB	14,835	145,194
Zinzino AB, Class B(a)	3,387	50,417
Total Sweden		32,784,765
Switzerland — 3.5%
ABB Ltd., Registered Shares	53,567	3,859,059
Accelleron Industries AG	4,892	411,638
Allreal Holding AG, Registered Shares	482	112,920
Avolta AG^	5,324	288,131
Baloise Holding AG, Registered Shares	903	222,899
Banque Cantonale Vaudoise, Registered Shares	20	2,360
Belimo Holding AG, Registered Shares	407	425,338
BKW AG	1,294	276,316
Cembra Money Bank AG	8	920
Cie Financiere Richemont SA, Class A, Registered Shares	11,107	2,116,284
Clariant AG, Registered Shares^	2,057	19,002
DKSH Holding AG	2,118	143,214
DSM-Firmenich AG	5,287	450,510
EFG International AG^	9,613	195,486
Flughafen Zurich AG, Registered Shares	1,957	596,705
Galenica AG(b)	2,065	224,499
Geberit AG, Registered Shares	1,186	890,189
Georg Fischer AG, Registered Shares	4,062	316,271
Givaudan SA, Registered Shares	254	1,031,770
Helvetia Holding AG, Registered Shares	1,653	404,498
Kuehne & Nagel International AG, Registered Shares	5,314	989,467
Logitech International SA, Registered Shares	2,783	303,536
Lonza Group AG, Registered Shares	465	308,110
Mobilezone Holding AG, Registered Shares	6,952	97,685
OC Oerlikon Corp. AG, Registered Shares	21,068	71,334
Partners Group Holding AG	320	415,660
PSP Swiss Property AG, Registered Shares	1,688	290,014
Sandoz Group AG	4,886	289,666
Schindler Holding AG, Registered Shares	1,201	432,460
Schindler Holding AG, Participation Certificate	1,130	427,771
SFS Group AG	1,649	221,345
SGS SA, Registered Shares	9,810	1,016,941
SIG Group AG^	11,385	117,406
Sika AG, Registered Shares	2,043	454,742
Sonova Holding AG, Registered Shares	855	232,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Stadler Rail AG	2,023	$49,301
Straumann Holding AG, Registered Shares	1,131	120,684
Sulzer AG, Registered Shares	2,410	408,305
Swiss Life Holding AG, Registered Shares	779	837,695
Swiss Prime Site AG, Registered Shares	2,817	394,058
Swisscom AG, Registered Shares	2,123	1,540,919
Tecan Group AG, Registered Shares	457	82,020
Temenos AG, Registered Shares	2,000	161,377
UBS Group AG, Registered Shares	49,687	2,030,195
VAT Group AG(b)	744	293,991
Vontobel Holding AG, Registered Shares	12	903
Zurich Insurance Group AG	8,628	6,144,190
Total Switzerland		29,720,541
United Kingdom — 11.9%
4imprint Group PLC	2,509	109,101
Admiral Group PLC	52	2,347
Ashtead Group PLC	6,467	432,263
Associated British Foods PLC	25,201	695,840
AstraZeneca PLC	41,407	6,233,314
Auto Trader Group PLC(b)	20,420	216,680
Aviva PLC	19,640	181,328
B&M European Value Retail SA	86,283	303,987
Babcock International Group PLC	6,077	108,809
BAE Systems PLC	69,961	1,939,269
Bakkavor Group PLC(b)	26,192	75,106
Balfour Beatty PLC	34,968	304,580
Barclays PLC	367,116	1,876,097
Barratt Redrow PLC	42,286	221,960
Beazley PLC	11,008	134,413
Bellway PLC	6,178	204,102
Berkeley Group Holdings PLC	461	23,807
Big Yellow Group PLC	22,321	292,083
Bodycote PLC	24,814	215,134
Bridgepoint Group PLC(b)	12,685	52,085
British American Tobacco PLC	188,091	9,994,496
British Land Co. PLC	54,655	256,203
BT Group PLC	549,006	1,412,789
Bunzl PLC	5,679	179,360
Bytes Technology Group PLC	17,364	92,710
Centrica PLC	183,233	410,965
CK Hutchison Holdings Ltd.	205,500	1,353,642
Clarkson PLC	4,014	198,321
CMC Markets PLC(b)	35	113
Coats Group PLC	87,583	98,218
Compass Group PLC	44,036	1,499,279
Computacenter PLC	2,882	104,214
Convatec Group PLC(b)	73,423	228,729
Cranswick PLC	3,739	252,688
Croda International PLC	3,213	116,962
DCC PLC(a)	3,632	233,331
Derwent London PLC	5,376	126,149
Diageo PLC	63,612	1,520,497
Diploma PLC	4,516	322,526
Domino's Pizza Group PLC	24,745	66,326
Dr. Martens PLC	129,012	172,553
Drax Group PLC	29,209	275,062
Dunelm Group PLC	19,603	296,630
Fevertree Drinks PLC	11,436	134,405
Firstgroup PLC	61,197	185,864
Games Workshop Group PLC	2,082	407,260
Grainger PLC	47,719	124,629
Great Portland Estates PLC	42,881	183,865
Greggs PLC	3,683	79,530
Halma PLC	4,456	206,962
Hammerson PLC	36,286	141,958
Harbour Energy PLC	68,239	190,532
Hays PLC	71,271	53,923
Hikma Pharmaceuticals PLC	9,447	215,952
Howden Joinery Group PLC	31,362	356,135
HSBC Holdings PLC	1,694,313	23,836,127
Hunting PLC	32,901	149,932
IMI PLC	11,821	363,795
Imperial Brands PLC	79,811	3,393,131
Inchcape PLC	22,505	209,809
Informa PLC	41,537	513,114
InterContinental Hotels Group PLC	3,819	461,383
International Consolidated Airlines Group SA	80,189	416,812
Intertek Group PLC	4,808	305,644
Investec PLC	8,382	62,684
ITV PLC	322,407	347,015
J Sainsbury PLC	126,215	567,523
James Halstead PLC(a)	55,817	112,340
JD Sports Fashion PLC	76,421	98,046
Johnson Matthey PLC	10,571	286,047
Kainos Group PLC	11,775	149,723
Kingfisher PLC	74,314	308,840
Land Securities Group PLC	28,015	219,502
Lloyds Banking Group PLC	1,982,680	2,237,309
London Stock Exchange Group PLC	3,594	412,040
LondonMetric Property PLC	148,985	364,839
Marks & Spencer Group PLC	39,558	194,114
Melrose Industries PLC	22,761	186,548
Midwich Group PLC	18,825	46,251
Mitie Group PLC	151,801	284,472
MONY Group PLC	68,073	181,637
Morgan Sindall Group PLC	5,286	315,963
National Grid PLC	263,491	3,786,687
NatWest Group PLC	274,860	1,930,078
Next PLC	4,418	736,032
PageGroup PLC	42,345	130,090
Pearson PLC	26,341	374,652
Pennon Group PLC	28,832	181,499
Persimmon PLC	12,739	198,767
Pets at Home Group PLC	47,818	131,840
Polar Capital Holdings PLC	46	297
Primary Health Properties PLC	322,880	396,860
QinetiQ Group PLC	23,174	171,433
Reach PLC	76,529	68,513
Reckitt Benckiser Group PLC	27,822	2,141,698
RELX PLC	46,051	2,205,204
Renishaw PLC	3,705	178,316
Rightmove PLC	17,406	166,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Investments	Shares	Value
Rotork PLC	40,644	$185,491
RS Group PLC	22,470	171,973
Safestore Holdings PLC	7,675	67,988
Sage Group PLC	23,527	348,405
Savills PLC	11,476	147,389
Schroders PLC	480	2,430
Segro PLC	41,578	366,856
Serco Group PLC	39,053	124,498
Severn Trent PLC	13,708	477,600
Smith & Nephew PLC	22,900	412,340
Smiths Group PLC	16,450	520,870
Softcat PLC	6,518	138,467
Spectris PLC	4,489	247,776
Spirax Group PLC	1,641	150,557
Spire Healthcare Group PLC(b)	49,210	164,960
SSE PLC	54,810	1,285,017
SSP Group PLC	48,446	111,723
Standard Chartered PLC	29,184	563,993
SThree PLC	4,129	9,061
Subsea 7 SA	15,491	319,825
Tate & Lyle PLC	26,956	163,158
Taylor Wimpey PLC	219,507	304,524
Telecom Plus PLC	9,460	238,664
Tesco PLC	241,310	1,447,267
TORM PLC, Class A(a)	15,350	315,684
Travis Perkins PLC	12,470	102,489
Unilever PLC	107,699	6,379,551
Unite Group PLC	36,966	357,814
United Utilities Group PLC	29,216	450,942
Vesuvius PLC	42,782	215,406
Victrex PLC	13,894	134,675
Weir Group PLC	10,180	374,416
WH Smith PLC	7,342	66,866
Whitbread PLC	6,945	301,061
Workspace Group PLC	13,500	72,061
WPP PLC	53,712	265,955
Young & Co.'s Brewery PLC, Class A	7,910	85,191
Zigup PLC	41,940	184,065
Total United Kingdom		101,214,742
United States — 7.5%
Acerinox SA	25,521	332,858
Alcon, Inc.	2,784	207,352
BP PLC	840,494	4,817,426
Buzzi SpA	5,590	307,131
CSL Ltd.	6,042	793,659
Experian PLC	15,474	775,362
Ferrovial SE	15,563	892,017
GSK PLC	163,811	3,472,254
Haleon PLC	156,387	699,822
Holcim AG, Registered Shares^	27,445	2,322,813
Nestle SA, Registered Shares	83,317	7,651,572
Novartis AG, Registered Shares	102,696	12,922,671
RHI Magnesita NV	2,352	65,227
Roche Holding AG, Bearer Shares	3,994	1,366,388
Roche Holding AG	22,459	7,336,259
Sanofi SA	45,139	4,166,160
Schneider Electric SE	12,647	3,530,789
Shell PLC	235,160	8,378,401
Signify NV(b)	13,018	341,104
Swiss Re AG	17,363	3,208,985
Tenaris SA	43,228	771,544
Total United States		64,359,794
TOTAL COMMON STOCKS
(Cost: $696,964,292)		849,476,256
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost: $281,749)	281,749	281,749
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.1%
United States — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)
(Cost: $9,300,327)	9,300,327	9,300,327
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $706,546,368)		859,058,332
Other Liabilities less Assets — (0.5)%		(4,288,370)
NET ASSETS — 100.0%		$854,769,962

^	Non-income producing security.
*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $171,045, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,690,719 and the total market value of the collateral held by the Fund was $12,022,927. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,722,600.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/1/2025	13,686,260	JPY	140,000	AUD	$–	$(113)
Citibank NA	11/5/2025	71,243	USD	107,446	AUD	–	(1)
Citibank NA	11/5/2025	155,043	USD	122,858	CHF	–	(1)
Citibank NA	11/5/2025	8,478	USD	53,732	DKK	–	(0)^
Citibank NA	11/5/2025	373,331	USD	317,081	EUR	–	(4)
Citibank NA	11/5/2025	156,002	USD	115,860	GBP	–	(2)
Citibank NA	11/5/2025	20,717	USD	68,442	ILS	–	(1)
Citibank NA	11/5/2025	50,222	USD	501,008	NOK	–	(1)
Citibank NA	11/5/2025	80,363	USD	754,166	SEK	–	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	11/5/2025	88,832	USD	114,217	SGD	$–	$(1)
Citibank NA	11/6/2025	644,042	USD	94,768,976	JPY	–	(10)
Deutsche Bank AG	10/3/2025	10,262,777	AUD	6,801,838	USD	–	(82)
Deutsche Bank AG	10/3/2025	5,895,669	CHF	7,410,883	USD	–	(108)
Deutsche Bank AG	10/3/2025	3,667,373	DKK	577,333	USD	–	(8)
Deutsche Bank AG	10/3/2025	21,175,870	EUR	24,883,426	USD	–	(259)
Deutsche Bank AG	10/3/2025	10,915,811	GBP	14,695,607	USD	–	(107)
Deutsche Bank AG	10/3/2025	3,873,410,049	JPY	26,230,091	USD	196	–
Deutsche Bank AG	10/3/2025	29,682,313	NOK	2,974,904	USD	–	(45)
Deutsche Bank AG	10/3/2025	45,982,358	SEK	4,889,500	USD	–	(81)
Deutsche Bank AG	10/3/2025	3,122,574	SGD	2,422,316	USD	–	(11)
Deutsche Bank AG	10/3/2025	6,485,322	USD	9,903,683	AUD	–	(78,442)
Deutsche Bank AG	10/3/2025	7,066,026	USD	5,624,613	CHF	–	(4,036)
Deutsche Bank AG	10/3/2025	550,467	USD	3,502,518	DKK	–	(906)
Deutsche Bank AG	10/3/2025	23,725,503	USD	20,230,950	EUR	–	(47,316)
Deutsche Bank AG	10/3/2025	14,011,763	USD	10,368,247	GBP	53,426	–
Deutsche Bank AG	10/3/2025	25,009,503	USD	3,659,502,221	JPY	227,775	–
Deutsche Bank AG	10/3/2025	2,836,470	USD	28,495,220	NOK	–	(19,415)
Deutsche Bank AG	10/3/2025	4,661,972	USD	44,044,540	SEK	–	(21,394)
Deutsche Bank AG	10/3/2025	2,309,597	USD	2,955,802	SGD	16,664	–
Deutsche Bank AG	10/6/2025	1,834,653	ILS	555,361	USD	–	(0)^
Deutsche Bank AG	10/6/2025	529,518	USD	1,770,805	ILS	–	(6,516)
Deutsche Bank AG	11/5/2025	1,937,801	USD	2,922,469	AUD	4	–
Deutsche Bank AG	11/5/2025	4,217,172	USD	3,341,662	CHF	58	–
Deutsche Bank AG	11/5/2025	230,614	USD	1,461,565	DKK	–	(2)
Deutsche Bank AG	11/5/2025	10,154,592	USD	8,624,436	EUR	82	–
Deutsche Bank AG	11/5/2025	4,243,249	USD	3,151,334	GBP	23	–
Deutsche Bank AG	11/5/2025	563,509	USD	1,861,643	ILS	–	(31)
Deutsche Bank AG	11/5/2025	1,366,035	USD	13,626,978	NOK	9	–
Deutsche Bank AG	11/5/2025	2,185,863	USD	20,513,089	SEK	–	(21)
Deutsche Bank AG	11/5/2025	2,416,212	USD	3,106,786	SGD	–	(127)
Deutsche Bank AG	11/6/2025	17,517,942	USD	2,577,720,967	JPY	–	(301)
Goldman Sachs	10/3/2025	270,297	AUD	177,004	USD	2,138	–
Goldman Sachs	10/3/2025	10,262,805	AUD	6,801,838	USD	–	(63)
Goldman Sachs	10/3/2025	154,271	CHF	192,853	USD	1,063	–
Goldman Sachs	10/3/2025	5,895,676	CHF	7,410,883	USD	–	(99)
Goldman Sachs	10/3/2025	96,008	DKK	15,024	USD	90	–
Goldman Sachs	10/3/2025	3,667,414	DKK	577,333	USD	–	(1)
Goldman Sachs	10/3/2025	554,415	EUR	647,538	USD	3,940	–
Goldman Sachs	10/3/2025	21,175,834	EUR	24,883,426	USD	–	(301)
Goldman Sachs	10/3/2025	286,480	GBP	382,422	USD	3,254	–
Goldman Sachs	10/3/2025	10,915,730	GBP	14,695,607	USD	–	(216)
Goldman Sachs	10/3/2025	102,090,103	JPY	682,582	USD	8,760	–
Goldman Sachs	10/3/2025	3,873,408,030	JPY	26,230,091	USD	183	–
Goldman Sachs	10/3/2025	776,589	NOK	77,416	USD	416	–
Goldman Sachs	10/3/2025	29,682,405	NOK	2,974,904	USD	–	(35)
Goldman Sachs	10/3/2025	1,204,782	SEK	127,239	USD	869	–
Goldman Sachs	10/3/2025	45,982,599	SEK	4,889,500	USD	–	(55)
Goldman Sachs	10/3/2025	81,517	SGD	63,036	USD	200	–
Goldman Sachs	10/3/2025	3,122,637	SGD	2,422,316	USD	37	–
Goldman Sachs	10/3/2025	754,107	USD	1,141,499	AUD	–	(2,432)
Goldman Sachs	10/3/2025	335,159	USD	508,478	AUD	–	(1,840)
Goldman Sachs	10/3/2025	821,631	USD	650,873	CHF	3,493	–
Goldman Sachs	10/3/2025	365,169	USD	289,492	CHF	1,281	–
Goldman Sachs	10/3/2025	64,008	USD	404,778	DKK	287	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	10/3/2025	28,448	USD	180,248	DKK	$73		$–
Goldman Sachs	10/3/2025	2,758,779	USD	2,337,584	EUR	11,950		–
Goldman Sachs	10/3/2025	1,226,124	USD	1,040,962	EUR	2,919		–
Goldman Sachs	10/3/2025	1,629,275	USD	1,204,590	GBP	7,586		–
Goldman Sachs	10/3/2025	724,122	USD	536,529	GBP	1,816		–
Goldman Sachs	10/3/2025	2,908,082	USD	429,333,813	JPY	683		–
Goldman Sachs	10/3/2025	1,292,480	USD	190,940,138	JPY	–		(545)
Goldman Sachs	10/3/2025	329,822	USD	3,261,955	NOK	2,898		–
Goldman Sachs	10/3/2025	146,588	USD	1,457,305	NOK	532		–
Goldman Sachs	10/3/2025	542,090	USD	5,060,596	SEK	3,984		–
Goldman Sachs	10/3/2025	240,929	USD	2,258,109	SEK	819		–
Goldman Sachs	10/3/2025	268,558	USD	344,483	SGD	1,329		–
Goldman Sachs	10/3/2025	119,359	USD	153,039	SGD	641		–
Goldman Sachs	10/6/2025	48,445	ILS	14,452	USD	213		–
Goldman Sachs	10/6/2025	1,834,653	ILS	555,361	USD	0	^	–
Goldman Sachs	10/6/2025	61,572	USD	205,810	ILS	–		(728)
Goldman Sachs	10/6/2025	27,365	USD	91,691	ILS	–		(390)
Goldman Sachs	11/5/2025	1,937,801	USD	2,922,455	AUD	13		–
Goldman Sachs	11/5/2025	4,217,172	USD	3,341,658	CHF	64		–
Goldman Sachs	11/5/2025	230,614	USD	1,461,547	DKK	1	^	–
Goldman Sachs	11/5/2025	10,154,592	USD	8,624,414	EUR	108		–
Goldman Sachs	11/5/2025	4,243,249	USD	3,151,315	GBP	48		–
Goldman Sachs	11/5/2025	563,509	USD	1,861,522	ILS	6		–
Goldman Sachs	11/5/2025	1,366,035	USD	13,627,006	NOK	6		–
Goldman Sachs	11/5/2025	2,185,863	USD	20,512,643	SEK	26		–
Goldman Sachs	11/5/2025	2,416,212	USD	3,106,674	SGD	–		(39)
Goldman Sachs	11/6/2025	17,517,942	USD	2,577,709,107	JPY	–		(221)
HSBC Holdings PLC	10/3/2025	10,262,758	AUD	6,801,838	USD	–		(94)
HSBC Holdings PLC	10/3/2025	5,895,669	CHF	7,410,883	USD	–		(108)
HSBC Holdings PLC	10/3/2025	3,667,450	DKK	577,333	USD	4		–
HSBC Holdings PLC	10/3/2025	21,175,906	EUR	24,883,426	USD	–		(216)
HSBC Holdings PLC	10/3/2025	10,915,787	GBP	14,695,607	USD	–		(140)
HSBC Holdings PLC	10/3/2025	3,873,410,653	JPY	26,230,091	USD	201		–
HSBC Holdings PLC	10/3/2025	29,682,462	NOK	2,974,904	USD	–		(30)
HSBC Holdings PLC	10/3/2025	45,982,647	SEK	4,889,500	USD	–		(50)
HSBC Holdings PLC	10/3/2025	3,122,632	SGD	2,422,316	USD	34		–
HSBC Holdings PLC	10/6/2025	1,834,681	ILS	555,361	USD	8		–
HSBC Holdings PLC	11/5/2025	1,937,801	USD	2,922,504	AUD	–		(19)
HSBC Holdings PLC	11/5/2025	4,217,172	USD	3,341,738	CHF	–		(38)
HSBC Holdings PLC	11/5/2025	230,614	USD	1,461,569	DKK	–		(3)
HSBC Holdings PLC	11/5/2025	10,154,592	USD	8,624,454	EUR	61		–
HSBC Holdings PLC	11/5/2025	4,243,249	USD	3,151,303	GBP	64		–
HSBC Holdings PLC	11/5/2025	563,509	USD	1,861,616	ILS	–		(23)
HSBC Holdings PLC	11/5/2025	1,366,035	USD	13,627,128	NOK	–		(6)
HSBC Holdings PLC	11/5/2025	2,185,863	USD	20,512,816	SEK	8		–
HSBC Holdings PLC	11/5/2025	2,416,212	USD	3,106,669	SGD	–		(35)
HSBC Holdings PLC	11/6/2025	17,517,942	USD	2,577,719,618	JPY	–		(292)
JPMorgan Chase Bank NA	10/1/2025	26,490,731	JPY	178,197	USD	1,176		–
JPMorgan Chase Bank NA	10/2/2025	11,808	CHF	14,841	USD	0	^	–
JPMorgan Chase Bank NA	10/3/2025	1,418,679	HKD	182,342	USD	–		(2)
JPMorgan Chase Bank NA	10/3/2025	6,485,321	USD	9,903,571	AUD	–		(78,368)
JPMorgan Chase Bank NA	10/3/2025	7,066,024	USD	5,624,616	CHF	–		(4,041)
JPMorgan Chase Bank NA	10/3/2025	550,465	USD	3,502,476	DKK	–		(902)
JPMorgan Chase Bank NA	10/3/2025	23,725,503	USD	20,229,639	EUR	–		(45,775)
JPMorgan Chase Bank NA	10/3/2025	14,011,761	USD	10,368,077	GBP	53,653		–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JPMorgan Chase Bank NA	10/3/2025	25,009,502	USD	3,659,502,875	JPY	$227,769		$–
JPMorgan Chase Bank NA	10/3/2025	2,836,466	USD	28,494,720	NOK	–		(19,369)
JPMorgan Chase Bank NA	10/3/2025	4,661,971	USD	44,044,236	SEK	–		(21,363)
JPMorgan Chase Bank NA	10/3/2025	2,309,593	USD	2,955,909	SGD	16,577		–
JPMorgan Chase Bank NA	10/6/2025	8,373	ILS	2,535	USD	0	^	–
JPMorgan Chase Bank NA	10/6/2025	529,514	USD	1,770,875	ILS	–		(6,541)
Morgan Stanley & Co. International	10/3/2025	6,485,322	USD	9,903,704	AUD	–		(78,456)
Morgan Stanley & Co. International	10/3/2025	83,789	USD	128,710	AUD	–		(1,515)
Morgan Stanley & Co. International	10/3/2025	251,369	USD	381,316	AUD	–		(1,352)
Morgan Stanley & Co. International	10/3/2025	7,066,026	USD	5,624,613	CHF	–		(4,036)
Morgan Stanley & Co. International	10/3/2025	91,292	USD	73,415	CHF	–		(989)
Morgan Stanley & Co. International	10/3/2025	273,877	USD	217,450	CHF	545		–
Morgan Stanley & Co. International	10/3/2025	550,467	USD	3,502,558	DKK	–		(913)
Morgan Stanley & Co. International	10/3/2025	7,112	USD	45,547	DKK	–		(58)
Morgan Stanley & Co. International	10/3/2025	21,336	USD	135,542	DKK	–		(1)
Morgan Stanley & Co. International	10/3/2025	23,725,503	USD	20,229,639	EUR	–		(45,775)
Morgan Stanley & Co. International	10/3/2025	306,531	USD	263,035	EUR	–		(2,554)
Morgan Stanley & Co. International	10/3/2025	919,593	USD	782,726	EUR	–		(167)
Morgan Stanley & Co. International	10/3/2025	14,011,763	USD	10,368,163	GBP	53,539		–
Morgan Stanley & Co. International	10/3/2025	181,030	USD	134,802	GBP	–		(449)
Morgan Stanley & Co. International	10/3/2025	543,091	USD	403,711	GBP	–		(408)
Morgan Stanley & Co. International	10/3/2025	25,009,503	USD	3,659,507,223	JPY	227,741		–
Morgan Stanley & Co. International	10/3/2025	969,361	USD	144,057,791	JPY	–		(6,182)
Morgan Stanley & Co. International	10/3/2025	323,120	USD	47,931,980	JPY	–		(1,470)
Morgan Stanley & Co. International	10/3/2025	2,836,470	USD	28,495,178	NOK	–		(19,411)
Morgan Stanley & Co. International	10/3/2025	36,647	USD	370,781	NOK	–		(514)
Morgan Stanley & Co. International	10/3/2025	109,941	USD	1,093,558	NOK	341		–
Morgan Stanley & Co. International	10/3/2025	4,661,972	USD	44,044,656	SEK	–		(21,406)
Morgan Stanley & Co. International	10/3/2025	60,232	USD	570,632	SEK	–		(445)
Morgan Stanley & Co. International	10/3/2025	180,696	USD	1,698,132	SEK	129		–
Morgan Stanley & Co. International	10/3/2025	2,309,597	USD	2,955,358	SGD	17,008		–
Morgan Stanley & Co. International	10/3/2025	89,519	USD	115,280	SGD	92		–
Morgan Stanley & Co. International	10/3/2025	29,840	USD	38,430	SGD	28		–
Morgan Stanley & Co. International	10/6/2025	529,518	USD	1,770,901	ILS	–		(6,545)
Morgan Stanley & Co. International	10/6/2025	20,524	USD	68,878	ILS	–		(326)
Morgan Stanley & Co. International	10/6/2025	6,842	USD	22,998	ILS	–		(120)
Royal Bank of Canada	10/3/2025	10,262,755	AUD	6,801,836	USD	–		(94)
Royal Bank of Canada	10/3/2025	5,895,674	CHF	7,410,881	USD	–		(99)
Royal Bank of Canada	10/3/2025	3,667,348	DKK	577,329	USD	–		(8)
Royal Bank of Canada	10/3/2025	21,175,850	EUR	24,883,424	USD	–		(280)
Royal Bank of Canada	10/3/2025	10,915,767	GBP	14,695,603	USD	–		(162)
Royal Bank of Canada	10/3/2025	3,873,412,672	JPY	26,230,091	USD	214		–
Royal Bank of Canada	10/3/2025	29,682,359	NOK	2,974,900	USD	–		(36)
Royal Bank of Canada	10/3/2025	45,982,517	SEK	4,889,496	USD	–		(60)
Royal Bank of Canada	10/3/2025	3,122,598	SGD	2,422,316	USD	7		–
Royal Bank of Canada	10/3/2025	6,485,322	USD	9,903,568	AUD	–		(78,366)
Royal Bank of Canada	10/3/2025	335,159	USD	510,936	AUD	–		(3,469)
Royal Bank of Canada	10/3/2025	7,066,026	USD	5,624,592	CHF	–		(4,009)
Royal Bank of Canada	10/3/2025	365,169	USD	290,460	CHF	65		–
Royal Bank of Canada	10/3/2025	550,467	USD	3,502,486	DKK	–		(901)
Royal Bank of Canada	10/3/2025	28,448	USD	180,641	DKK	11		–
Royal Bank of Canada	10/3/2025	23,725,503	USD	20,229,605	EUR	–		(45,735)
Royal Bank of Canada	10/3/2025	1,226,124	USD	1,043,125	EUR	377		–
Royal Bank of Canada	10/3/2025	14,011,763	USD	10,368,109	GBP	53,612		–
Royal Bank of Canada	10/3/2025	724,122	USD	535,430	GBP	3,295		–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	10/3/2025	25,009,503	USD	3,659,496,719	JPY	$227,812		$–
Royal Bank of Canada	10/3/2025	1,292,480	USD	189,589,792	JPY	8,600		–
Royal Bank of Canada	10/3/2025	2,836,470	USD	28,494,885	NOK	–		(19,381)
Royal Bank of Canada	10/3/2025	146,588	USD	1,471,061	NOK	–		(847)
Royal Bank of Canada	10/3/2025	4,661,972	USD	44,044,363	SEK	–		(21,375)
Royal Bank of Canada	10/3/2025	240,929	USD	2,253,116	SEK	1,350		–
Royal Bank of Canada	10/3/2025	2,309,597	USD	2,955,723	SGD	16,725		–
Royal Bank of Canada	10/3/2025	119,359	USD	152,963	SGD	700		–
Royal Bank of Canada	10/6/2025	1,834,643	ILS	555,358	USD	0	^	–
Royal Bank of Canada	10/6/2025	529,518	USD	1,770,834	ILS	–		(6,525)
Royal Bank of Canada	10/6/2025	27,365	USD	91,502	ILS	–		(333)
Royal Bank of Canada	11/5/2025	1,937,800	USD	2,922,471	AUD	2		–
Royal Bank of Canada	11/5/2025	4,217,170	USD	3,341,681	CHF	32		–
Royal Bank of Canada	11/5/2025	230,614	USD	1,461,553	DKK	–		(0)^
Royal Bank of Canada	11/5/2025	10,154,592	USD	8,624,443	EUR	74		–
Royal Bank of Canada	11/5/2025	4,243,245	USD	3,151,336	GBP	17		–
Royal Bank of Canada	11/5/2025	563,508	USD	1,861,668	ILS	–		(40)
Royal Bank of Canada	11/5/2025	1,366,031	USD	13,627,039	NOK	–		(1)
Royal Bank of Canada	11/5/2025	2,185,860	USD	20,512,812	SEK	5		–
Royal Bank of Canada	11/5/2025	2,416,212	USD	3,106,727	SGD	–		(80)
Royal Bank of Canada	11/6/2025	17,517,942	USD	2,577,715,712	JPY	–		(266)
Standard Chartered Bank	10/1/2025	12,578,215	JPY	72,165	EUR	375		–
Standard Chartered Bank	10/1/2025	12,570,404	JPY	62,960	GBP	356		–
UBS Group AG	10/3/2025	10,262,783	AUD	6,801,838	USD	–		(77)
UBS Group AG	10/3/2025	5,895,669	CHF	7,410,883	USD	–		(108)
UBS Group AG	10/3/2025	3,667,380	DKK	577,333	USD	–		(7)
UBS Group AG	10/3/2025	21,175,870	EUR	24,883,426	USD	–		(259)
UBS Group AG	10/3/2025	10,915,774	GBP	14,695,607	USD	–		(156)
UBS Group AG	10/3/2025	3,873,568,033	JPY	26,230,091	USD	1,266		–
UBS Group AG	10/3/2025	29,681,807	NOK	2,974,904	USD	–		(95)
UBS Group AG	10/3/2025	45,980,643	SEK	4,889,500	USD	–		(263)
UBS Group AG	10/3/2025	3,122,611	SGD	2,422,316	USD	17		–
UBS Group AG	10/3/2025	6,485,322	USD	9,903,780	AUD	–		(78,506)
UBS Group AG	10/3/2025	7,066,026	USD	5,624,613	CHF	–		(4,036)
UBS Group AG	10/3/2025	550,467	USD	3,502,470	DKK	–		(899)
UBS Group AG7	10/3/2025	23,725,503	USD	20,229,570	EUR	–		(45,694)
UBS Group AG	10/3/2025	14,011,763	USD	10,368,151	GBP	53,555		–
UBS Group AG	10/3/2025	25,009,503	USD	3,659,663,082	JPY	226,685		–
UBS Group AG	10/3/2025	2,836,470	USD	28,495,107	NOK	–		(19,404)
UBS Group AG	10/3/2025	4,661,972	USD	44,044,050	SEK	–		(21,342)
UBS Group AG	10/3/2025	2,309,597	USD	2,955,732	SGD	16,718		–
UBS Group AG	10/6/2025	1,834,666	ILS	555,361	USD	4		–
UBS Group AG	10/6/2025	529,518	USD	1,770,826	ILS	–		(6,522)
UBS Group AG	11/5/2025	1,937,801	USD	2,922,495	AUD	–		(13)
UBS Group AG	11/5/2025	4,217,172	USD	3,341,687	CHF	26		–
UBS Group AG	11/5/2025	230,614	USD	1,461,580	DKK	–		(5)
UBS Group AG	11/5/2025	10,154,592	USD	8,624,429	EUR	91		–
UBS Group AG	11/5/2025	4,243,249	USD	3,151,346	GBP	7		–
UBS Group AG	11/5/2025	563,509	USD	1,861,609	ILS	–		(21)
UBS Group AG	11/5/2025	1,366,035	USD	13,626,916	NOK	15		–
UBS Group AG	11/5/2025	2,185,863	USD	20,512,381	SEK	54		–
UBS Group AG	11/5/2025	2,416,212	USD	3,106,647	SGD	–		(18)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dynamic International Equity Fund (DDWM)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	11/6/2025	17,517,942	USD	2,577,828,229	JPY	$–	$(1,030)
						$1,571,008	$(917,337)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$63,109,382	$–	$171,045	*	$63,280,427
Other	786,195,829	–	–		786,195,829
Mutual Fund	–	281,749	–		281,749
Investment of Cash Collateral for Securities Loaned	–	9,300,327	–		9,300,327
Total Investments in Securities	$849,305,211	$9,582,076	$171,045		$859,058,332
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,571,008	$–		$1,571,008
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(917,337)	$–		$(917,337)
Total - Net	$849,305,211	$10,235,747	$171,045		$859,712,003

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 8.9%
Accent Group Ltd.	282,581	$247,210
Acrow Ltd.	311,755	224,178
Adairs Ltd.	128,705	218,366
Amotiv Ltd.	50,678	298,587
AMP Ltd.	616,104	677,816
ARB Corp. Ltd.	18,250	466,390
AUB Group Ltd.	25,946	562,815
Aussie Broadband Ltd.	61,895	237,101
Australian Clinical Labs Ltd.	108,314	172,284
Australian Ethical Investment Ltd.	63,822	304,123
Autosports Group Ltd.	169,481	368,421
Beacon Lighting Group Ltd.	93,118	199,953
Bega Cheese Ltd.	61,538	211,670
Bisalloy Steel Group Ltd.	75,539	266,838
Cedar Woods Properties Ltd.	63,437	327,934
Centuria Capital Group	387,824	568,037
Codan Ltd.	37,571	735,053
Collins Foods Ltd.	45,614	327,096
Corporate Travel Management Ltd.*	38,685	412,010
Cromwell Property Group	1,598,331	481,979
Dalrymple Bay Infrastructure Ltd.	383,746	1,111,412
Data#3 Ltd.	71,046	432,247
Dicker Data Ltd.	87,486	568,797
Domino's Pizza Enterprises Ltd.	22,124	197,653
Downer EDI Ltd.	173,771	848,779
Elders Ltd.	75,606	373,304
EQT Holdings Ltd.	10,692	169,500
EVT Ltd.	47,795	414,007
G8 Education Ltd.	320,512	179,494
GR Engineering Services Ltd.	232,186	606,292
GrainCorp Ltd., Class A	67,403	402,042
Growthpoint Properties Australia Ltd.	441,859	752,604
GWA Group Ltd.	235,997	397,274
Hansen Technologies Ltd.	59,350	230,892
Helia Group Ltd.	184,322	706,081
Helloworld Travel Ltd.	150,799	171,401
Horizon Oil Ltd.	1,723,047	251,229
Iluka Resources Ltd.	65,037	272,844
Imdex Ltd.	98,462	219,912
Infomedia Ltd.	226,785	252,507
Ingenia Communities Group	99,377	358,290
Inghams Group Ltd.	242,948	407,365
Integral Diagnostics Ltd.	146,309	266,657
IPD Group Ltd.(a)	54,452	142,909
IPH Ltd.	141,496	334,782
IVE Group Ltd.	220,795	411,192
Johns Lyng Group Ltd.	80,279	210,159
Jumbo Interactive Ltd.	31,168	221,645
Kogan.com Ltd.	56,525	126,996
Lindsay Australia Ltd.	342,014	148,469
Lovisa Holdings Ltd.	39,109	969,129
Lycopodium Ltd.	40,271	315,471
Maas Group Holdings Ltd.(a)	58,305	170,796
Macmahon Holdings Ltd.	1,208,548	320,386
Mader Group Ltd.	44,536	244,394
Magellan Financial Group Ltd.	90,093	573,805
Metcash Ltd.	510,640	1,286,021
Monadelphous Group Ltd.	42,977	640,867
Monash IVF Group Ltd.(a)	252,106	111,946
Myer Holdings Ltd.	357,342	113,678
MyState Ltd.	176,457	502,871
nib holdings Ltd.	196,791	967,740
Nick Scali Ltd.	39,048	604,535
NRW Holdings Ltd.	238,238	731,041
Objective Corp. Ltd.	15,908	210,650
oOh!media Ltd.	294,583	290,900
Orora Ltd.	428,700	590,971
Paragon Care Ltd.^(a)	679,760	128,396
Perenti Ltd.	464,581	865,202
Perpetual Ltd.	53,816	668,034
Perseus Mining Ltd.	221,249	718,500
Pinnacle Investment Management Group Ltd.	55,950	665,601
Platinum Asset Management Ltd.	450,657	200,111
Propel Funeral Partners Ltd.	49,438	167,429
PWR Holdings Ltd.(a)	28,192	145,177
Ramelius Resources Ltd.	318,249	818,368
Redox Ltd.	228,442	431,490
Regal Partners Ltd.	123,008	240,494
Regis Healthcare Ltd.	86,739	346,067
Ridley Corp. Ltd.	183,932	368,141
Service Stream Ltd.	272,469	417,137
Shaver Shop Group Ltd.	175,159	165,423
SmartGroup Corp. Ltd.	75,813	400,955
Southern Cross Electrical Engineering Ltd.	170,859	231,003
SRG Global Ltd.	337,153	433,489
Stanmore Resources Ltd.	437,081	617,008
Tasmea Ltd.	111,912	335,989
Universal Store Holdings Ltd.	53,892	315,023
Ventia Services Group Pty. Ltd.	405,641	1,373,765
Vulcan Steel Ltd.	48,382	225,097
Waypoint REIT Ltd.	356,207	637,405
Westgold Resources Ltd.	90,838	269,709
Total Australia		38,324,810
Austria — 0.4%
Kontron AG(a)	20,262	651,382
Oesterreichische Post AG(a)	22,069	767,560
SBO AG(a)	11,205	351,529
Total Austria		1,770,471
Belgium — 1.5%
Barco NV	37,646	598,044
Bekaert SA	23,154	1,058,311
Cofinimmo SA	29,595	2,566,330
Deceuninck NV	72,144	174,201
Fagron	17,398	404,356
Ion Beam Applications	9,880	122,359
Kinepolis Group NV	5,182	194,843
Recticel SA(a)	17,331	182,053
Tessenderlo Group SA	21,442	651,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
Xior Student Housing NV	19,302	$663,385
Total Belgium		6,615,156
Canada — 0.1%
Champion Iron Ltd.	154,366	477,769
China — 0.4%
KLN Logistics Group Ltd.	467,500	444,643
Morimatsu International Holdings Co. Ltd.	311,000	439,295
VSTECS Holdings Ltd.	724,000	1,000,334
Total China		1,884,272
Denmark — 1.4%
Cementir Holding NV	56,828	948,175
Chemometec AS	2,890	283,869
Matas AS	9,739	199,293
Sydbank AS	55,577	4,466,071
Total Denmark		5,897,408
Finland — 2.2%
Aktia Bank OYJ	26,968	316,874
Anora Group OYJ	53,907	190,972
Harvia OYJ	3,766	152,443
Kamux Corp.(a)	41,077	96,531
Lassila & Tikanoja OYJ	21,999	269,862
Mandatum OYJ	289,249	1,939,964
Marimekko OYJ	19,525	287,232
Nokian Renkaat OYJ(a)	74,059	669,614
Oma Saastopankki OYJ(a)	20,281	273,094
Outokumpu OYJ	285,023	1,295,401
Puuilo OYJ	46,694	814,203
Raisio OYJ, Class V	106,031	305,237
Sanoma OYJ	28,448	356,994
Talenom OYJ(a)	35,983	147,346
Terveystalo OYJ(b)	35,150	417,968
TietoEVRY OYJ	77,081	1,394,780
Tokmanni Group Corp.(a)	39,442	421,038
Total Finland		9,349,553
France — 2.7%
ABC arbitrage	47,042	323,355
Bonduelle SCA	22,292	214,783
Catana Group	26,404	99,900
Cie des Alpes	30,642	766,893
Coface SA	118,978	2,218,612
Derichebourg SA	50,597	312,715
Etablissements Maurel & Prom SA	103,435	593,339
Fnac Darty SA	6,466	221,848
GL Events SACA	12,429	452,726
IPSOS SA	18,615	828,097
Manitou BF SA	19,091	418,580
Mersen SA	12,542	369,895
Metropole Television SA	57,694	865,006
Opmobility	85,361	1,370,086
Quadient SA	15,733	242,170
Television Francaise 1 SA	84,652	860,879
Vicat SACA	22,516	1,579,441
Total France		11,738,325
Georgia — 0.9%
Lion Finance Group PLC	19,419	1,999,927
TBC Bank Group PLC	29,434	1,800,980
Total Georgia		3,800,907
Germany — 3.2%
7C Solarparken AG^	59,491	116,457
AIXTRON SE	28,114	487,251
Bilfinger SE	16,138	1,776,753
Cancom SE	13,733	421,963
Dermapharm Holding SE	13,346	510,434
Deutz AG	60,523	637,542
Duerr AG	21,835	512,096
ElringKlinger AG	39,191	211,827
GFT Technologies SE(a)	8,651	184,798
Hamborner REIT AG	55,808	372,462
Indus Holding AG	14,311	364,895
Instone Real Estate Group SE(b)	19,750	199,342
Jenoptik AG	9,879	199,422
Lanxess AG	5,364	132,987
M1 Kliniken AG	11,676	196,186
MLP SE	19,071	166,719
Norma Group SE	14,746	247,077
PNE AG(a)	10,647	165,135
RENK Group AG	15,843	1,630,906
SAF-Holland SE	35,531	617,049
Sirius Real Estate Ltd.	987,476	1,299,478
SMA Solar Technology AG^	14,919	377,242
Suedzucker AG	170,868	1,880,210
Wacker Neuson SE	33,090	855,376
Total Germany		13,563,607
Hong Kong — 3.9%
Cafe de Coral Holdings Ltd.(a)	486,000	403,522
Dah Sing Banking Group Ltd.	391,200	492,746
Dah Sing Financial Holdings Ltd.	178,000	777,394
Guotai Junan International Holdings Ltd.(a)	1,895,000	1,093,588
Hang Lung Group Ltd.	838,000	1,578,978
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,828,000	399,825
Johnson Electric Holdings Ltd.(a)	428,000	2,238,908
Luk Fook Holdings International Ltd.	398,000	1,273,739
Nissin Foods Co. Ltd.(a)	516,000	460,264
Pacific Basin Shipping Ltd.	1,753,000	565,527
Stella International Holdings Ltd.	752,000	1,484,592
SUNeVision Holdings Ltd.	677,000	597,783
Swire Pacific Ltd., Class B	1,020,000	1,531,232
United Laboratories International Holdings Ltd.	772,000	1,490,340
Vitasoy International Holdings Ltd.	194,000	210,447
Viva Goods Company Ltd.^(a)	2,328,000	182,520
VTech Holdings Ltd.	248,000	1,998,561
Total Hong Kong		16,779,966
Indonesia — 0.9%
Bumitama Agri Ltd.	311,900	273,384
First Pacific Co. Ltd.	2,530,000	2,123,400
First Resources Ltd.	570,127	742,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
Nickel Industries Ltd.	1,741,436	$819,437
Total Indonesia		3,959,173
Ireland — 0.5%
C&C Group PLC	132,652	246,444
Cairn Homes PLC	265,042	596,689
Dalata Hotel Group PLC	67,150	504,968
Kenmare Resources PLC	96,944	408,499
Origin Enterprises PLC	69,669	319,258
Uniphar PLC	49,678	229,985
Total Ireland		2,305,843
Israel — 6.6%
Altshuler Shaham Finance Ltd.	226,878	548,738
Amot Investments Ltd.	225,439	1,689,684
Ashdod Refinery Ltd.^(a)	15,465	262,156
AudioCodes Ltd.	17,792	171,161
Aura Investments Ltd.	32,675	217,108
Automatic Bank Services Ltd.	33,383	235,657
Electra Real Estate Ltd.^(a)	16,627	252,463
Energix-Renewable Energies Ltd.	133,091	575,311
FIBI Holdings Ltd.	18,817	1,431,994
Fox Wizel Ltd.	4,303	456,677
Gav-Yam Lands Corp. Ltd.	17,717	210,770
Harel Insurance Investments & Financial Services Ltd.	113,971	3,850,208
Hilan Ltd.	4,208	325,583
IDI Insurance Co. Ltd.	13,434	831,212
Israel Canada TR Ltd.(a)	41,628	184,355
Isramco Negev 2 LP	981,513	731,492
Magic Software Enterprises Ltd.	25,515	519,955
Matrix IT Ltd.	24,196	853,287
Max Stock Ltd.	96,155	601,351
Maytronics Ltd.^(a)	81,459	114,414
Mediterranean Towers Ltd.	114,143	468,873
Mega Or Holdings Ltd.	11,209	608,716
MENIF - Financial Services Ltd.	34,252	214,107
Menora Mivtachim Holdings Ltd.	25,906	2,548,645
Migdal Insurance & Financial Holdings Ltd.	124,895	434,401
Mivne Real Estate KD Ltd.	130,503	510,398
Next Vision Stabilized Systems Ltd.	23,556	1,069,593
Oil Refineries Ltd.	2,961,932	801,564
One Software Technologies Ltd.	25,136	615,484
Plus500 Ltd.	52,760	2,287,107
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,009	832,586
Ratio Energies Finance LP	268,481	369,542
Retailors Ltd.	17,730	344,295
Sapiens International Corp. NV	8,634	371,653
Shufersal Ltd.	48,475	572,426
Sisram Medical Ltd.(b)	357,200	253,425
Strauss Group Ltd.	37,069	1,050,410
Tamar Petroleum Ltd.(b)	45,054	620,541
Tel Aviv Stock Exchange Ltd.	17,224	398,287
Total Israel		28,435,629
Italy — 4.2%
Alerion Cleanpower SpA	16,045	363,483
Arnoldo Mondadori Editore SpA	176,997	446,099
Ascopiave SpA	144,786	518,026
Banca IFIS SpA	45,891	1,216,478
Banca Sistema SpA^(b)	82,592	150,615
Cairo Communication SpA^	142,385	465,937
Carel Industries SpA(b)	12,189	320,098
d'Amico International Shipping SA	68,375	348,036
Danieli & C Officine Meccaniche SpA	6,648	339,796
Danieli & C Officine Meccaniche SpA, RSP	9,306	335,909
Datalogic SpA	24,137	129,610
El.En. SpA	19,159	255,734
Enav SpA(b)	361,196	1,834,279
Ferretti SpA(a)	110,466	349,675
Fiera Milano SpA	47,513	406,984
Fila SpA	13,134	143,830
IMMSI SpA	365,946	254,552
Industrie De Nora SpA	14,196	123,184
Intercos SpA	14,307	203,074
Italian Sea Group SpA(a)	36,988	221,216
Iveco Group NV	55,178	1,190,031
Maire SpA	106,751	1,580,448
MARR SpA(a)	36,036	389,972
MFE-MediaForEurope NV, Class A(a)	225,726	842,895
Orsero SpA	13,387	298,550
OVS SpA(b)	82,397	405,661
Piaggio & C SpA(a)	252,089	579,968
RAI Way SpA(b)	174,779	1,238,353
Sanlorenzo SpA	9,307	384,391
Sesa SpA	2,329	236,440
Sogefi SpA	166,289	508,990
Technogym SpA(b)	70,430	1,194,986
Wiit SpA	6,497	148,404
Zignago Vetro SpA(a)	52,845	484,945
Total Italy		17,910,649
Japan — 28.3%
77 Bank Ltd./The	16,535	692,033
ADEKA Corp.	23,100	516,323
Advan Group Co. Ltd.	3,000	17,876
Ai Holdings Corp.	14,700	278,900
Aica Kogyo Co. Ltd.	22,400	564,835
Aisan Industry Co. Ltd.	21,300	270,712
AIT Corp.	17,800	257,807
Alleanza Holdings Co. Ltd.	21,000	151,295
Alps Alpine Co. Ltd.	38,300	486,644
Amano Corp.	25,400	722,176
and ST HD Co. Ltd.	9,800	198,940
Anritsu Corp.	30,600	390,671
AOKI Holdings, Inc.	18,000	216,583
Aoyama Trading Co. Ltd.	19,800	326,726
Arcs Co. Ltd.	8,100	173,315
ARE Holdings, Inc.	21,400	311,397
Ariake Japan Co. Ltd.	3,100	124,894
Artience Co. Ltd.	11,128	235,844
As One Corp.	8,600	142,960
Asanuma Corp.	34,900	202,285
ASKUL Corp.	8,300	88,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
Autobacs Seven Co. Ltd.	17,400	$190,277
Awa Bank Ltd.	5,370	135,082
AZ-COM MARUWA Holdings, Inc.	17,900	129,567
Bando Chemical Industries Ltd.	18,600	247,353
Bank of Saga Ltd.	7,600	157,213
Bic Camera, Inc.	15,000	166,164
Bunka Shutter Co. Ltd.	21,500	332,214
C Uyemura & Co. Ltd.	2,500	198,057
Canon Electronics, Inc.	10,200	188,550
Casio Computer Co. Ltd.	77,500	638,115
Central Glass Co. Ltd.	7,700	170,752
Chori Co. Ltd.	9,100	242,465
Chugin Financial Group, Inc.	46,700	689,978
Chugoku Electric Power Co., Inc.(a)	87,000	496,781
Chugoku Marine Paints Ltd.	21,700	526,760
Citizen Watch Co. Ltd.(a)	72,800	494,420
Computer Engineering & Consulting Ltd.	7,900	127,739
Create SD Holdings Co. Ltd.	7,200	161,858
Daicel Corp.	77,700	709,999
Dai-Dan Co. Ltd.	9,000	377,222
Daido Steel Co. Ltd.	52,000	450,161
Daiei Kankyo Co. Ltd.	13,400	303,504
Daihen Corp.	4,937	275,123
Daiichikosho Co. Ltd.	23,800	269,530
Daiki Aluminium Industry Co. Ltd.	10,100	77,074
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	89,786
Daio Paper Corp.(a)	16,800	101,356
Daiseki Co. Ltd.	3,600	83,367
Daishi Hokuetsu Financial Group, Inc.	66,900	650,042
Daiwabo Holdings Co. Ltd.	17,100	341,861
DCM Holdings Co. Ltd.	23,000	249,646
Denka Co. Ltd.(a)	22,800	352,533
Dentsu Soken, Inc.	8,200	360,348
Dexerials Corp.	23,900	368,408
DIC Corp.	19,200	474,523
Dip Corp.	11,041	173,818
Dowa Holdings Co. Ltd.	10,200	372,818
DTS Corp.	30,400	269,655
Eagle Industry Co. Ltd.	16,800	298,381
EDION Corp.(a)	23,800	348,898
Eiken Chemical Co. Ltd.	9,300	150,755
Elecom Co. Ltd.	18,500	231,242
en, Inc./Japan	6,300	69,576
ES-Con Japan Ltd.	40,300	281,610
ESPEC Corp.	6,700	156,062
Exedy Corp.(a)	11,930	420,056
EXEO Group, Inc.	55,800	809,314
Ezaki Glico Co. Ltd.	7,400	253,690
Financial Partners Group Co. Ltd.	38,400	618,571
Food & Life Cos. Ltd.	7,000	366,720
Forum Engineering, Inc.	22,900	196,151
FP Corp.	9,400	160,204
FP Partner, Inc.(a)	2,600	38,080
France Bed Holdings Co. Ltd.	4,200	36,629
Fuji Co. Ltd.	8,200	112,158
Fuji Oil Co. Ltd.	10,300	250,308
Fuji Seal International, Inc.	14,500	279,720
Fujimi, Inc.	14,300	209,729
Fujitec Co. Ltd.	19,900	760,912
Fukuda Denshi Co. Ltd.	5,600	255,571
Fukuyama Transporting Co. Ltd.	4,600	114,622
FULLCAST Holdings Co. Ltd.	3,100	37,279
Funai Soken Holdings, Inc.	9,700	169,718
Furukawa Electric Co. Ltd.	6,600	407,213
Furuno Electric Co. Ltd.	3,500	134,137
Future Corp.	16,800	264,027
G-7 Holdings, Inc.	3,200	27,366
Glory Ltd.	15,900	394,364
Godo Steel Ltd.	7,100	191,340
Goldwin, Inc.(a)	17,100	291,667
GS Yuasa Corp.	18,751	444,382
Gunma Bank Ltd.	79,887	893,343
H2O Retailing Corp.	18,300	269,014
Hakuto Co. Ltd.(a)	8,700	227,978
Hanwa Co. Ltd.	10,339	441,045
Happinet Corp.	5,600	261,638
Hazama Ando Corp.	60,600	686,897
Heiwa Corp.	27,349	389,629
Heiwa Real Estate Co. Ltd.(a)	16,100	257,495
Hiday Hidaka Corp.	3,100	75,251
Hirogin Holdings, Inc.	82,300	805,808
Hogy Medical Co. Ltd.	1,500	54,542
Hokkaido Electric Power Co., Inc.(a)	29,200	214,326
Hokuto Corp.	3,100	40,071
Horiba Ltd.	9,600	815,140
House Foods Group, Inc.	8,600	168,902
HU Group Holdings, Inc.	18,600	430,098
Hyakujushi Bank Ltd.	5,900	205,742
Ichibanya Co. Ltd.	18,900	120,041
Ichigo, Inc.	62,500	178,590
Ichiyoshi Securities Co. Ltd.	15,600	89,258
IDOM, Inc.	21,900	156,000
Iino Kaiun Kaisha Ltd.	35,300	283,002
Inaba Denki Sangyo Co. Ltd.	19,300	549,916
Inabata & Co. Ltd.	14,200	335,566
Itochu Enex Co. Ltd.	29,300	392,426
Itoham Yonekyu Holdings, Inc.	19,080	735,113
IwaiCosmo Holdings, Inc.	14,900	274,422
Izumi Co. Ltd.	12,100	267,505
JAC Recruitment Co. Ltd.	70,500	516,989
Japan Aviation Electronics Industry Ltd.	11,600	197,542
Japan Lifeline Co. Ltd.	21,000	214,287
Japan Securities Finance Co. Ltd.	17,100	215,711
Japan Steel Works Ltd.	6,200	377,831
Jeol Ltd.	4,600	158,260
Joyful Honda Co. Ltd.	15,000	220,909
JTEKT Corp.	101,300	1,008,644
Juroku Financial Group, Inc.	9,600	358,818
JVCKenwood Corp.	21,300	166,437
Kaga Electronics Co. Ltd.	15,100	362,457
Kagome Co. Ltd.	7,800	152,055
Kamei Corp.	6,300	123,368
Kamigumi Co. Ltd.	23,900	726,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
Kanamoto Co. Ltd.	3,300	$80,441
Kaneka Corp.	12,000	341,917
Kanematsu Corp.	33,700	711,035
Kanto Denka Kogyo Co. Ltd.	10,100	65,585
Katitas Co. Ltd.	13,500	256,224
Kato Sangyo Co. Ltd.	5,048	199,274
Keihan Holdings Co. Ltd.	10,200	232,061
Keikyu Corp.(a)	43,400	441,097
Keiyo Bank Ltd.	29,300	251,962
KH Neochem Co. Ltd.	8,700	164,239
Ki-Star Real Estate Co. Ltd.	6,300	238,887
Kitz Corp.	22,700	259,762
Kokuyo Co. Ltd.	151,500	903,758
KOMEDA Holdings Co. Ltd.	13,800	290,605
Komeri Co. Ltd.	5,000	111,724
Konoike Transport Co. Ltd.	14,900	330,921
Krosaki Harima Corp.	8,600	239,916
K's Holdings Corp.	35,100	379,793
Kumagai Gumi Co. Ltd.	34,800	295,488
Kumiai Chemical Industry Co. Ltd.	24,800	138,874
Kurabo Industries Ltd.	5,863	280,277
Kureha Corp.	11,000	284,524
Kurimoto Ltd.	25,600	320,163
KYB Corp.(a)	15,800	419,914
Kyoei Steel Ltd.	18,000	279,351
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	296,632
Kyokuyo Co. Ltd.	2,200	73,664
Kyorin Pharmaceutical Co. Ltd.	11,773	117,981
Leopalace21 Corp.	48,600	234,962
Life Corp.	33,200	568,077
Lintec Corp.	15,700	386,959
Mabuchi Motor Co. Ltd.	30,500	534,888
Macnica Holdings, Inc.	51,000	708,962
Makino Milling Machine Co. Ltd.	3,000	232,793
Mani, Inc.	11,000	94,779
Marubun Corp.(a)	22,700	188,443
Maruha Nichiro Corp.	10,900	253,227
Marvelous, Inc.	36,100	150,330
Matsui Securities Co. Ltd.(a)	140,400	730,116
Max Co. Ltd.	16,200	618,668
MCJ Co. Ltd.	20,900	194,445
Megmilk Snow Brand Co. Ltd.	14,600	292,722
MEITEC Group Holdings, Inc.	41,700	901,286
Micronics Japan Co. Ltd.	4,600	183,147
Mie Kotsu Group Holdings, Inc.	38,000	139,974
Mirait One Corp.	18,500	361,394
Mirarth Holdings, Inc.(a)	71,400	188,550
Miroku Jyoho Service Co. Ltd.	6,900	88,583
Mitsubishi Materials Corp.	33,300	626,383
Mitsuboshi Belting Ltd.(a)	11,400	285,994
Mitsui DM Sugar Co. Ltd.	11,000	238,345
Mitsui Kinzoku Co. Ltd.	11,400	888,086
Mitsui-Soko Holdings Co. Ltd.	10,700	299,587
Mizuho Medy Co. Ltd.	8,000	87,809
Mizuno Corp.	12,000	217,029
Mochida Pharmaceutical Co. Ltd.	5,300	113,942
Modec, Inc.	6,300	352,785
Monex Group, Inc.	78,300	442,702
Morinaga & Co. Ltd.	15,300	271,377
Morinaga Milk Industry Co. Ltd.	17,100	401,086
Morita Holdings Corp.	5,500	86,549
Musashi Seimitsu Industry Co. Ltd.	9,400	219,589
Musashino Bank Ltd.	7,800	214,165
Nafco Co. Ltd.	5,300	73,138
Nagase & Co. Ltd.	20,400	442,298
Nagoya Railroad Co. Ltd.	17,600	210,638
Nakayama Steel Works Ltd.(a)	24,100	104,439
Nankai Electric Railway Co. Ltd.	17,300	326,824
Nanto Bank Ltd.	7,400	255,043
Nichias Corp.	14,374	540,953
Nichicon Corp.	18,700	187,652
Nichiden Corp.	5,000	92,122
Nifco, Inc.	15,400	466,114
Nihon Kohden Corp.	22,300	255,261
Nihon M&A Center Holdings, Inc.	77,400	395,844
Nikkon Holdings Co. Ltd.(a)	27,700	639,959
Nippn Corp.	22,700	356,289
Nippon Carbon Co. Ltd.	1,600	47,127
Nippon Denko Co. Ltd.	10,700	24,561
Nippon Electric Glass Co. Ltd.	26,200	861,477
Nippon Gas Co. Ltd.	46,400	869,656
Nippon Kanzai Holdings Co. Ltd.	8,100	153,241
Nippon Kayaku Co. Ltd.	42,800	402,685
Nippon Light Metal Holdings Co. Ltd.	10,000	142,195
Nippon Parking Development Co. Ltd.	57,800	112,324
Nippon Shinyaku Co. Ltd.	14,700	331,754
Nippon Shokubai Co. Ltd.	32,400	400,160
Nippon Signal Co. Ltd.	15,700	129,376
Nippon Soda Co. Ltd.	15,300	357,416
Nippon Yakin Kogyo Co. Ltd.	3,000	86,840
Nipro Corp.(a)	17,100	174,317
Nishimatsu Construction Co. Ltd.	12,550	445,456
Nishi-Nippon Railroad Co. Ltd.	5,900	93,383
Nishio Holdings Co. Ltd.	3,400	98,764
Nisshin Oillio Group Ltd.(a)	7,700	271,118
Nissui Corp.	54,800	386,830
Nitto Kogyo Corp.	23,200	568,670
Nittoc Construction Co. Ltd.	26,200	224,417
Noevir Holdings Co. Ltd.	17,473	528,266
Nojima Corp.	5,300	145,523
Nomura Co. Ltd.	20,558	147,415
Nomura Micro Science Co. Ltd.	5,600	124,942
Noritake Co. Ltd.	6,700	214,585
North Pacific Bank Ltd.	63,000	318,658
NS United Kaiun Kaisha Ltd.	8,300	284,938
NSD Co. Ltd.	19,900	468,647
NSK Ltd.(a)	165,500	856,608
NTN Corp.	119,600	275,667
Obara Group, Inc.	4,300	124,471
Ogaki Kyoritsu Bank Ltd.	6,000	141,179
Ohsho Food Service Corp.	9,116	228,386
Okamura Corp.	27,700	440,394
Okinawa Cellular Telephone Co.	30,400	537,663
Okinawa Financial Group, Inc.	1,342	35,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
OKUMA Corp.	12,500	$286,082
Okumura Corp.	15,290	489,702
Okuwa Co. Ltd.	6,600	41,427
Onoken Co. Ltd.	5,400	51,227
Onward Holdings Co. Ltd.	33,800	159,977
Open Up Group, Inc.	18,600	228,714
Organo Corp.	4,400	337,854
Osaka Soda Co. Ltd.	10,300	115,564
Osaki Electric Co. Ltd.	28,900	250,870
OSG Corp.	23,700	340,371
PAL GROUP Holdings Co. Ltd.	16,360	278,049
PALTAC Corp.	8,600	269,673
Paramount Bed Holdings Co. Ltd.	11,100	272,831
Penta-Ocean Construction Co. Ltd.	60,300	476,079
PHC Holdings Corp.	25,200	167,050
Pigeon Corp.	36,100	433,757
PILLAR Corp.	6,400	178,542
Pilot Corp.	4,600	149,507
Pola Orbis Holdings, Inc.	58,400	528,105
Press Kogyo Co. Ltd.	58,900	256,442
Prima Meat Packers Ltd.	9,957	158,775
Raito Kogyo Co. Ltd.	4,700	102,634
Relo Group, Inc.	27,400	331,078
Rengo Co. Ltd.	52,650	333,294
Resorttrust, Inc.	41,400	526,453
Restar Corp.	6,854	122,057
Riken Vitamin Co. Ltd.	14,700	289,650
Roland Corp.	7,000	159,969
Rorze Corp.	10,600	159,590
Round One Corp.	35,700	315,942
Ryobi Ltd.	5,200	97,884
RYODEN Corp.	7,700	160,846
S Foods, Inc.	3,600	66,230
Saibu Gas Holdings Co. Ltd.	4,400	58,901
Sakata Seed Corp.	3,100	76,511
Sala Corp.	3,900	28,943
San ju San Financial Group, Inc.	7,100	173,792
San-A Co. Ltd.	13,700	258,351
San-Ai Obbli Co. Ltd.	39,900	565,465
Sangetsu Corp.	21,200	445,719
San-In Godo Bank Ltd.	33,000	307,689
Sanki Engineering Co. Ltd.	20,500	684,328
Sankyu, Inc.	15,300	839,151
Santec Holdings Corp.	2,300	123,344
Sawai Group Holdings Co. Ltd.	17,800	241,596
SBI Global Asset Management Co. Ltd.	15,997	68,457
Scroll Corp.	29,600	225,680
Seikitokyu Kogyo Co. Ltd.(a)	17,200	175,395
Seiko Group Corp.	5,000	221,417
Seiren Co. Ltd.	11,900	245,760
Senko Group Holdings Co. Ltd.	34,480	474,878
Senshu Ikeda Holdings, Inc.	59,700	262,351
Seria Co. Ltd.	11,500	241,781
Seven Bank Ltd.	273,900	541,921
Shibaura Electronics Co. Ltd.	4,400	212,127
Shibaura Machine Co. Ltd.	4,000	114,026
Shibaura Mechatronics Corp.	2,100	185,990
Shikoku Electric Power Co., Inc.(a)	59,200	527,122
Shin Nippon Air Technologies Co. Ltd.	10,200	209,615
Shinagawa Refractories Co. Ltd.	13,100	165,873
Shin-Etsu Polymer Co. Ltd.	15,500	200,775
Shinmaywa Industries Ltd.	10,100	126,656
Ship Healthcare Holdings, Inc.	16,600	256,500
Shizuoka Gas Co. Ltd.	32,900	260,420
SHO-BOND Holdings Co. Ltd.	19,000	626,022
Shoei Co. Ltd.	6,100	72,654
Showa Sangyo Co. Ltd.	10,300	212,716
Sinfonia Technology Co. Ltd.	2,300	142,032
SKY Perfect JSAT Holdings, Inc.	48,200	455,287
Sotetsu Holdings, Inc.	11,400	205,715
St. Marc Holdings Co. Ltd.	5,700	108,531
Star Micronics Co. Ltd.	13,100	148,488
Starts Corp., Inc.	18,400	632,915
Stella Chemifa Corp.	2,500	69,151
Sumida Corp.	22,900	168,395
Sumitomo Bakelite Co. Ltd.	15,100	507,440
Sumitomo Osaka Cement Co. Ltd.	5,000	131,699
Sumitomo Riko Co. Ltd.	17,700	264,388
Sun Frontier Fudousan Co. Ltd.	8,000	126,865
Suruga Bank Ltd.	38,200	399,110
Suzuden Corp.	4,300	49,555
Suzuken Co. Ltd.	8,200	322,981
SWCC Corp.	4,900	257,799
Systena Corp.	123,100	441,771
T Hasegawa Co. Ltd.	4,000	78,952
Tachibana Eletech Co. Ltd.	3,400	67,316
Tachi-S Co. Ltd.	15,900	211,770
Taihei Dengyo Kaisha Ltd.	5,700	80,704
Taiheiyo Cement Corp.	19,000	494,668
Taikisha Ltd.	16,500	319,308
Taiyo Holdings Co. Ltd.	11,800	645,590
Takamatsu Construction Group Co. Ltd.	4,500	105,122
Takara Holdings, Inc.	30,400	359,300
Takara Standard Co. Ltd.	14,400	254,780
Takasago International Corp.	10,000	109,558
Takasago Thermal Engineering Co. Ltd.	44,400	1,237,734
Takashimaya Co. Ltd.	34,700	398,256
Takeuchi Manufacturing Co. Ltd.	14,600	512,090
Takuma Co. Ltd.	19,500	296,293
Tama Home Co. Ltd.(a)	9,300	229,847
Tamron Co. Ltd.	58,700	411,379
Teijin Ltd.(a)	23,600	201,108
TKC Corp.	10,300	295,013
Toa Corp.	12,100	171,400
Toagosei Co. Ltd.	32,500	331,855
Tocalo Co. Ltd.	7,100	104,612
Toda Corp.	61,204	422,711
Toho Holdings Co. Ltd.	5,600	207,035
Tohokushinsha Film Corp.	47,900	208,874
TOKAI Holdings Corp.	41,000	289,000
Tokai Rika Co. Ltd.	21,300	386,093
Tokai Tokyo Financial Holdings, Inc.	88,718	353,827
Tokuyama Corp.	18,400	457,866
Tokyo Electron Device Ltd.	6,400	129,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
Tokyo Kiraboshi Financial Group, Inc.	5,900	$288,438
Tokyo Sangyo Co. Ltd.	16,400	101,053
Tokyo Steel Manufacturing Co. Ltd.	21,000	207,320
Tokyu Construction Co. Ltd.	24,400	184,712
Tomy Co. Ltd.	14,100	305,515
Tosei Corp.	11,800	278,051
Totetsu Kogyo Co. Ltd.	13,745	402,526
Towa Pharmaceutical Co. Ltd.	4,500	89,948
Toyo Construction Co. Ltd.	29,100	342,063
Toyo Seikan Group Holdings Ltd.	53,700	1,227,190
Toyo Tire Corp.	53,400	1,421,373
Toyobo Co. Ltd.	15,100	116,252
Toyoda Gosei Co. Ltd.	39,300	979,806
Toyota Boshoku Corp.	64,700	1,075,303
Transcosmos, Inc.	4,900	122,430
Trusco Nakayama Corp.	8,600	139,058
Tsubakimoto Chain Co.	43,468	632,513
Tsumura & Co.(a)	12,213	299,443
UACJ Corp.	29,600	322,086
UBE Corp.	30,600	473,240
Ulvac, Inc.	6,600	288,204
Valor Holdings Co. Ltd.	11,000	216,596
Valqua Ltd.	5,700	145,120
VT Holdings Co. Ltd.	25,200	84,122
Wacoal Holdings Corp.	7,600	290,034
Wellneo Sugar Co. Ltd.	20,000	350,069
West Holdings Corp.	4,100	54,385
Workman Co. Ltd.	7,600	321,116
YAMABIKO Corp.	19,100	329,402
Yamaguchi Financial Group, Inc.	51,200	624,898
Yamaichi Electronics Co. Ltd.	5,300	126,143
Yamazen Corp.	22,900	216,463
Yellow Hat Ltd.	23,700	271,206
Yokogawa Bridge Holdings Corp.	13,500	258,692
Yokorei Co. Ltd.	5,700	46,894
Yuasa Trading Co. Ltd.	5,000	171,649
Yurtec Corp.	18,500	337,844
Zenrin Co. Ltd.	15,000	108,880
Zeon Corp.	55,200	615,410
Total Japan		121,655,448
Jersey — 0.5%
Ithaca Energy PLC	617,896	1,638,730
JTC PLC(b)	28,669	508,691
Total Jersey		2,147,421
Malaysia — 0.0%
Frencken Group Ltd.(a)	154,600	169,086
Netherlands — 1.2%
Brunel International NV(a)	32,078	306,056
Corbion NV	14,028	269,990
ForFarmers NV	71,772	382,446
Fugro NV	26,014	277,696
Kendrion NV	12,187	201,908
Koninklijke BAM Groep NV	104,253	984,265
Koninklijke Heijmans NV	13,300	925,148
PostNL NV(a)	279,018	342,599
Sligro Food Group NV	15,613	193,726
Wereldhave NV	45,466	1,016,097
Total Netherlands		4,899,931
Norway — 4.6%
ABG Sundal Collier Holding ASA	264,184	182,957
AF Gruppen ASA^	22,366	377,033
Aker Solutions ASA	181,940	545,576
AMSC ASA^	84,281	12,653
Austevoll Seafood ASA	76,009	723,692
Bonheur ASA	13,747	309,996
Borregaard ASA	18,998	369,762
Bouvet ASA	37,135	245,264
Deep Value Driller AS^	116,980	223,694
Elmera Group ASA(b)	116,417	397,282
Europris ASA(b)	71,853	728,770
Hoegh Autoliners ASA	261,594	2,805,284
Kid ASA(b)	24,786	370,133
Kitron ASA	72,051	420,992
Klaveness Combination Carriers ASA(b)	60,141	430,362
Leroy Seafood Group ASA	229,080	1,130,959
MPC Container Ships ASA	411,879	680,287
NORBIT ASA	30,844	569,411
Norconsult Norge AS	108,056	514,408
Odfjell Drilling Ltd.	105,164	817,888
Panoro Energy ASA^	84,794	195,460
Pexip Holding ASA	44,500	275,622
Protector Forsikring ASA	8,698	428,022
Rana Gruber ASA	51,319	340,488
Reach Subsea ASA	243,611	187,021
Solstad Maritime Holding AS	108,559	248,609
SpareBank 1 Nord Norge	62,901	886,356
SpareBank 1 Oestlandet	21,442	404,522
SpareBank 1 SMN	68,892	1,337,131
Sparebanken Norge	52,920	930,388
Stolt-Nielsen Ltd.	38,072	1,310,683
TGS ASA	97,787	724,254
Veidekke ASA	40,233	637,096
Total Norway		19,762,055
Portugal — 1.5%
Altri SGPS SA(a)	89,414	526,358
Corticeira Amorim SGPS SA	42,187	356,902
CTT-Correios de Portugal SA	80,158	682,846
NOS SGPS SA	284,494	1,300,351
REN - Redes Energeticas Nacionais SGPS SA	416,730	1,498,352
Semapa-Sociedade de Investimento & Gestao	26,987	579,020
Sonae SGPS SA	980,321	1,541,211
Total Portugal		6,485,040
Singapore — 3.4%
Aztech Global Ltd.	748,400	388,945
BW LPG Ltd.(b)	125,204	1,790,636
Centurion Corp. Ltd.	469,400	546,153
China Aviation Oil Singapore Corp. Ltd.	393,400	405,850
ComfortDelGro Corp. Ltd.	1,230,000	1,383,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
CSE Global Ltd.	781,802	$439,658
Delfi Ltd.	438,400	268,644
Digital Core REIT Management Pte. Ltd.	702,900	333,877
Food Empire Holdings Ltd.	413,200	794,862
Geo Energy Resources Ltd.(a)	958,700	353,229
Hong Fok Corp. Ltd.	222,500	138,070
Hong Leong Asia Ltd.	327,100	631,771
iFAST Corp. Ltd.	38,100	262,137
Keppel Infrastructure Trust	3,872,950	1,396,930
Netlink NBN Trust	1,776,100	1,308,792
Propnex Ltd.	232,900	420,925
Riverstone Holdings Ltd.	673,700	373,639
Sheng Siong Group Ltd.	720,401	1,162,298
SIA Engineering Co. Ltd.	290,400	797,406
StarHub Ltd.(a)	664,700	582,618
UMS Integration Ltd.	410,825	442,947
Wing Tai Holdings Ltd.	269,700	292,879
Total Singapore		14,515,682
South Africa — 0.2%
Pan African Resources PLC	544,271	641,867
Spain — 1.8%
Almirall SA	40,129	542,243
Atresmedia Corp. de Medios de Comunicacion SA	146,776	965,786
Construcciones y Auxiliar de Ferrocarriles SA	13,361	827,346
Elecnor SA	19,032	542,293
Ence Energia y Celulosa SA(a)	99,640	330,625
Ercros SA^	42,452	134,679
Faes Farma SA	114,633	574,469
Gestamp Automocion SA(b)	263,279	1,018,389
Global Dominion Access SA(b)	68,574	263,478
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	216,238	327,763
Melia Hotels International SA	35,556	309,368
Neinor Homes SA^(b)	43,808	892,566
Pharma Mar SA^	2,440	259,894
Prosegur Cash SA(b)	289,637	259,327
Tubacex SA(a)	75,045	311,268
Total Spain		7,559,494
Sweden — 5.4%
AcadeMedia AB(b)	35,571	369,133
AddLife AB, Class B	9,432	177,907
Addnode Group AB	18,184	203,009
AFRY AB	29,529	508,000
Alimak Group AB(b)	33,969	559,101
Alleima AB	71,971	545,229
Ambea AB(b)	27,324	394,821
AQ Group AB	17,614	336,919
Arise AB	32,704	107,969
Arjo AB, Class B	54,909	192,428
Atea ASA^	47,487	684,382
Attendo AB(b)	57,343	429,839
Bahnhof AB, Class B	52,226	333,177
Beijer Alma AB	14,035	367,846
Bergman & Beving AB	6,220	214,937
Bilia AB, Class A	48,365	591,379
BioGaia AB, Class B	18,565	211,605
Bravida Holding AB(b)	78,679	767,541
Bredband2 i Skandinavien AB	1,015,416	325,513
Bufab AB	40,183	377,515
Bulten AB	17,992	101,772
Catella AB	53,285	176,482
Clas Ohlson AB, Class B	22,301	876,381
Cloetta AB, Class B	161,382	582,033
Coor Service Management Holding AB(b)	69,005	354,523
Corem Property Group AB, Class B	219,599	96,151
Dometic Group AB(b)	90,165	470,713
Duni AB(a)	27,828	289,077
Electrolux Professional AB, Class B	36,769	236,914
Elekta AB, Class B	102,807	519,222
Engcon AB	21,408	168,895
Eolus AB, Class B(a)	28,033	125,335
Fagerhult Group AB	55,262	240,318
FastPartner AB, Class A	31,737	171,084
Granges AB	27,620	343,007
Hanza AB	25,774	277,879
Heba Fastighets AB, Class B	56,372	189,703
Instalco AB	59,086	160,199
INVISIO AB	5,442	182,266
Inwido AB	19,789	374,525
ITAB Shop Concept AB^	98,823	177,785
JM AB	13,009	194,338
Know It AB	14,233	156,478
Lindab International AB	21,264	448,111
Loomis AB	23,692	1,011,654
MEKO AB	18,415	158,792
MIPS AB	4,981	180,596
NCC AB, Class B	38,116	876,193
New Wave Group AB, Class B	34,165	399,223
Nolato AB, Class B	67,047	419,886
NP3 Fastigheter AB	6,374	170,446
OEM International AB, Class B	26,690	405,808
Paradox Interactive AB	16,799	312,578
Peab AB, Class B	52,234	424,865
Platzer Fastigheter Holding AB, Class B	27,486	201,649
Proact IT Group AB	11,363	112,118
Ratos AB, Class B	98,154	384,680
Rusta AB	38,241	246,602
Rvrc Holding AB	45,003	236,855
Scandi Standard AB	33,704	338,291
SkiStar AB	15,416	258,160
Svedbergs Group AB	39,481	230,881
Synsam AB	61,524	376,794
Systemair AB	46,709	388,865
Troax Group AB	13,087	191,467
Truecaller AB, Class B	42,054	185,474
VBG Group AB, Class B	7,839	262,047
Vitec Software Group AB, Class B	4,312	151,938
Volati AB	19,298	220,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
Zinzino AB, Class B(a)	21,882	$325,725
Total Sweden		23,083,809
Switzerland — 1.1%
Arbonia AG	18,466	120,918
Ascom Holding AG, Registered Shares	31,439	137,903
Huber & Suhner AG, Registered Shares	3,726	638,756
Implenia AG, Registered Shares	4,823	403,710
International Workplace Group PLC	98,772	296,793
Landis & Gyr Group AG^	7,389	596,209
Mobilezone Holding AG, Registered Shares	26,438	371,491
OC Oerlikon Corp. AG, Registered Shares	137,190	464,513
Valiant Holding AG, Registered Shares	10,052	1,624,693
Total Switzerland		4,654,986
United Kingdom — 12.9%
4imprint Group PLC	8,341	362,699
Advanced Medical Solutions Group PLC	61,454	185,734
AG Barr PLC	41,763	375,573
AJ Bell PLC	126,811	924,445
Alfa Financial Software Holdings PLC(b)	102,552	321,681
Alpha Group International PLC	6,214	351,355
Alumasc Group PLC	39,761	183,334
Avon Technologies PLC	9,872	282,416
Bakkavor Group PLC(b)	226,501	649,495
Begbies Traynor Group PLC	152,937	238,834
Bloomsbury Publishing PLC	30,538	196,309
Bodycote PLC	68,505	593,928
Breedon Group PLC	138,954	671,944
Brickability Group PLC	244,561	192,935
Brooks Macdonald Group PLC	9,343	227,662
Bytes Technology Group PLC	79,029	421,954
Card Factory PLC	252,318	345,797
Chemring Group PLC	57,082	452,627
Chesnara PLC	171,347	636,666
City of London Investment Group PLC	41,293	210,689
Clarkson PLC	12,043	595,013
CMC Markets PLC(b)	103,499	333,709
Coats Group PLC	475,998	533,797
Cohort PLC	15,765	303,922
Craneware PLC	7,937	255,376
CVS Group PLC	12,599	211,678
Domino's Pizza Group PLC	119,238	319,604
Dr. Martens PLC	463,871	620,427
Elementis PLC	164,813	360,332
Elixirr International PLC(a)	21,323	253,762
Empiric Student Property PLC	251,125	313,059
Epwin Group PLC	138,886	222,501
Essentra PLC	101,443	146,947
Eurocell PLC	77,871	138,905
Fevertree Drinks PLC	28,882	339,443
Firstgroup PLC	228,145	692,908
Focusrite PLC	41,479	118,104
Fonix PLC	66,762	181,554
Forterra PLC(b)	65,613	165,357
Franchise Brands PLC	67,220	114,024
FRP Advisory Group PLC	165,457	319,641
Fuller Smith & Turner PLC, Class A	17,195	131,948
Future PLC	12,476	110,013
FW Thorpe PLC	48,907	199,498
Galliford Try Holdings PLC	52,812	373,976
Gamma Communications PLC	16,187	217,918
Gateley Holdings PLC	125,810	216,796
GB Group PLC	48,930	149,200
Genuit Group PLC	57,944	286,676
Genus PLC	11,367	362,677
GlobalData PLC	194,372	323,167
Grainger PLC	189,764	495,611
Great Portland Estates PLC	134,948	578,631
Halfords Group PLC	130,890	251,981
Hammerson PLC	201,517	788,375
Harbour Energy PLC	440,613	1,230,246
Hargreaves Services PLC	38,335	366,420
Harworth Group PLC	62,253	142,474
Hays PLC	509,712	385,644
Helical PLC	57,178	157,801
Henry Boot PLC	64,188	191,837
Hill & Smith PLC	22,857	629,272
Hilton Food Group PLC	42,876	385,582
Hollywood Bowl Group PLC	94,167	320,100
Hunting PLC	53,421	243,443
Ibstock PLC(b)	113,552	212,794
Impax Asset Management Group PLC	88,900	228,592
IntegraFin Holdings PLC	87,082	406,803
James Halstead PLC(a)	211,698	426,073
Johnson Service Group PLC	105,293	212,626
Just Group PLC	223,077	635,171
Kainos Group PLC	42,322	538,138
Keller Group PLC	27,249	553,194
Keystone Law Group PLC	25,001	235,603
Kier Group PLC	158,417	470,258
Kitwave Group PLC(a)	47,561	147,267
Knights Group Holdings PLC	98,229	257,208
Lancashire Holdings Ltd.	79,632	723,631
LSL Property Services PLC	67,974	241,586
Luceco PLC(b)	100,268	172,512
Macfarlane Group PLC	109,563	135,404
Marshalls PLC	63,492	154,541
Me Group International PLC	138,613	345,598
Mears Group PLC	57,748	248,778
Michelmersh Brick Holdings PLC	126,561	162,716
Midwich Group PLC	98,629	242,322
Mitie Group PLC	535,305	1,003,151
MJ Gleeson PLC	19,891	102,561
MONY Group PLC	276,275	737,176
Morgan Advanced Materials PLC	122,243	362,053
Morgan Sindall Group PLC	17,553	1,049,204
Mortgage Advice Bureau Holdings Ltd.	25,036	242,000
MP Evans Group PLC	37,778	689,135
NCC Group PLC	111,736	222,328
Next 15 Group PLC	45,664	201,024
Nichols PLC	18,729	279,874
NIOX Group PLC	188,230	183,972
Norcros PLC	67,629	240,360
Oxford Instruments PLC	7,620	189,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Investments	Shares	Value
PageGroup PLC	122,709	$376,980
PayPoint PLC	50,408	509,642
Pennon Group PLC	214,524	1,350,443
Pets at Home Group PLC	167,570	462,011
Polar Capital Holdings PLC	78,256	505,164
Premier Foods PLC	124,664	322,232
Primary Health Properties PLC	1,552,820	1,908,612
Property Franchise Group PLC	39,893	319,550
Rank Group PLC	125,220	233,648
Reach PLC	266,732	238,794
Renew Holdings PLC	20,061	218,758
Restore PLC	49,210	175,560
Ricardo PLC	38,640	223,682
Sabre Insurance Group PLC(b)	174,322	340,757
Safestore Holdings PLC	66,033	584,942
Savills PLC	27,994	359,533
Secure Trust Bank PLC	16,896	260,444
Senior PLC	135,899	363,347
Serco Group PLC	269,619	859,524
Smiths News PLC	365,013	303,684
Speedy Hire PLC	456,008	147,336
Spire Healthcare Group PLC(b)	76,139	255,230
SSP Group PLC	173,576	400,288
SThree PLC	86,385	189,562
Supreme PLC	89,235	210,232
Tatton Asset Management PLC	26,322	246,635
Team Internet Group PLC^	105,510	88,067
Telecom Plus PLC	43,555	1,098,837
TP ICAP Group PLC	562,550	2,086,452
Travis Perkins PLC	24,909	204,724
Treatt PLC	21,333	77,112
Tristel PLC	37,487	182,690
Vertu Motors PLC	205,055	167,013
Vesuvius PLC	138,168	695,673
Victorian Plumbing Group PLC	102,969	105,353
Victrex PLC	50,084	485,464
Volex PLC	41,650	203,819
Volution Group PLC	42,139	359,099
Warpaint London PLC(a)	31,192	86,084
WH Smith PLC	26,660	242,803
Wickes Group PLC	160,968	485,415
Wilmington PLC	37,093	162,293
Workspace Group PLC	80,701	430,772
XPS Pensions Group PLC	84,491	385,599
YouGov PLC	37,513	151,253
Young & Co.'s Brewery PLC, Class A	15,283	164,598
Yu Group PLC	10,585	219,451
Zigup PLC	191,600	840,889
Total United Kingdom		55,448,705
United States — 0.6%
Acerinox SA	134,069	1,748,594
Noram Drilling AS^	63,758	173,808
RHI Magnesita NV	17,571	487,292
Total United States		2,409,694
TOTAL COMMON STOCKS
(Cost: $326,326,089)		426,246,756
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost: $28,829)	28,829	28,829
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.4%
United States — 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)	11,395,210	11,395,210
WisdomTree Government Money Market Digital Fund, 3.97%(c)(d)	3,300,000	3,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $14,695,210)		14,695,210
TOTAL INVESTMENTS IN SECURITIES — 102.7% (Cost: $341,050,128)		440,970,795
Other Liabilities less Assets — (2.7)%		(11,669,224)
NET ASSETS — 100.0%		$429,301,571

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $412,010, which represents 0.1% of net assets.
^	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,933,729 and the total market value of the collateral held by the Fund was $16,934,486. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,239,276.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2025.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

OTHER ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$13,400,000	$10,100,000	$—	$—	$3,300,000	$59,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2025	140,500	NOK	21,291	AUD	$–	$(29)
Bank of America NA	10/3/2025	1,185,000	NOK	17,553,440	JPY	–	(94)
Bank of Montreal	10/2/2025	8,015	EUR	7,000	GBP	–	(6)
Canadian Imperial Bank of Commerce	10/3/2025	345,000	AUD	33,733,713	JPY	232	–
Canadian Imperial Bank of Commerce	10/3/2025	55,000	EUR	9,548,268	JPY	–	(28)
Canadian Imperial Bank of Commerce	10/3/2025	372,117	USD	55,000,000	JPY	–	(297)
Citibank NA	10/2/2025	4,000,000	JPY	210,676	HKD	7	–
Deutsche Bank AG	10/2/2025	680,000	SEK	72,418	USD	–	(117)
Deutsche Bank AG	10/3/2025	6,935,269	AUD	4,596,473	USD	–	(55)
Deutsche Bank AG	10/3/2025	403,258	CHF	506,897	USD	–	(7)
Deutsche Bank AG	10/3/2025	2,506,166	DKK	394,531	USD	–	(5)
Deutsche Bank AG	10/3/2025	5,821,523	EUR	6,840,779	USD	–	(71)
Deutsche Bank AG	10/3/2025	5,810,943	GBP	7,823,087	USD	–	(57)
Deutsche Bank AG	10/3/2025	115,000	HKD	19,061	SGD	–	(5)
Deutsche Bank AG	10/3/2025	2,691,928,983	JPY	18,229,297	USD	137	–
Deutsche Bank AG	10/3/2025	33,722,121	NOK	3,379,793	USD	–	(51)
Deutsche Bank AG	10/3/2025	31,574,320	SEK	3,357,432	USD	–	(56)
Deutsche Bank AG	10/3/2025	1,714,557	SGD	1,330,056	USD	–	(6)
Deutsche Bank AG	10/3/2025	4,735,195	USD	7,231,078	AUD	–	(57,273)
Deutsche Bank AG	10/3/2025	522,195	USD	415,671	CHF	–	(298)
Deutsche Bank AG	10/3/2025	406,438	USD	2,586,088	DKK	–	(669)
Deutsche Bank AG	10/3/2025	7,047,233	USD	6,009,239	EUR	–	(14,054)
Deutsche Bank AG	10/3/2025	8,059,188	USD	5,963,536	GBP	30,729	–
Deutsche Bank AG	10/3/2025	18,779,457	USD	2,747,894,054	JPY	171,035	–
Deutsche Bank AG	10/3/2025	3,481,795	USD	34,978,165	NOK	–	(23,832)
Deutsche Bank AG	10/3/2025	3,458,759	USD	32,677,041	SEK	–	(15,872)
Deutsche Bank AG	10/3/2025	1,370,197	USD	1,753,566	SGD	9,886	–
Deutsche Bank AG	10/6/2025	8,280,875	ILS	2,506,673	USD	–	(0)^
Deutsche Bank AG	10/6/2025	2,582,324	USD	8,635,764	ILS	–	(31,776)
Deutsche Bank AG	11/5/2025	1,326,015	USD	1,999,812	AUD	3	–
Deutsche Bank AG	11/5/2025	295,015	USD	233,768	CHF	4	–
Deutsche Bank AG	11/5/2025	166,616	USD	1,055,964	DKK	–	(2)
Deutsche Bank AG	11/5/2025	2,787,132	USD	2,367,150	EUR	23	–
Deutsche Bank AG	11/5/2025	2,228,392	USD	1,654,960	GBP	12	–
Deutsche Bank AG	11/5/2025	2,492,869	USD	8,235,597	ILS	–	(137)
Deutsche Bank AG	11/5/2025	1,522,810	USD	15,190,898	NOK	10	–
Deutsche Bank AG	11/5/2025	1,500,985	USD	14,085,896	SEK	–	(15)
Deutsche Bank AG	11/5/2025	1,364,119	USD	1,753,996	SGD	–	(71)
Deutsche Bank AG	11/6/2025	12,270,080	USD	1,805,511,314	JPY	–	(211)
Goldman Sachs	10/3/2025	363,900	AUD	238,300	USD	2,878	–
Goldman Sachs	10/3/2025	6,935,288	AUD	4,596,473	USD	–	(43)
Goldman Sachs	10/3/2025	21,022	CHF	26,280	USD	145	–
Goldman Sachs	10/3/2025	403,258	CHF	506,897	USD	–	(7)
Goldman Sachs	10/3/2025	130,707	DKK	20,454	USD	122	–
Goldman Sachs	10/3/2025	2,506,194	DKK	394,531	USD	–	(1)^

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	10/3/2025	303,651	EUR	354,654	USD	$2,158		$–
Goldman Sachs	10/3/2025	5,821,514	EUR	6,840,779	USD	–		(83)
Goldman Sachs	10/3/2025	303,830	GBP	405,582	USD	3,452		–
Goldman Sachs	10/3/2025	5,810,900	GBP	7,823,087	USD	–		(115)
Goldman Sachs	10/3/2025	141,350,960	JPY	945,083	USD	12,129		–
Goldman Sachs	10/3/2025	2,691,927,579	JPY	18,229,297	USD	127		–
Goldman Sachs	10/3/2025	1,757,718	NOK	175,222	USD	942		–
Goldman Sachs	10/3/2025	33,722,226	NOK	3,379,793	USD	–		(40)
Goldman Sachs	10/3/2025	1,648,143	SEK	174,063	USD	1,188		–
Goldman Sachs	10/3/2025	31,574,486	SEK	3,357,432	USD	–		(38)
Goldman Sachs	10/3/2025	89,173	SGD	68,956	USD	219		–
Goldman Sachs	10/3/2025	1,714,591	SGD	1,330,056	USD	21		–
Goldman Sachs	10/6/2025	435,628	ILS	129,956	USD	1,911		–
Goldman Sachs	10/6/2025	8,280,877	ILS	2,506,673	USD	0	^	–
Goldman Sachs	11/5/2025	1,326,015	USD	1,999,802	AUD	9		–
Goldman Sachs	11/5/2025	295,015	USD	233,768	CHF	4		–
Goldman Sachs	11/5/2025	166,616	USD	1,055,951	DKK	0	^	–
Goldman Sachs	11/5/2025	2,787,132	USD	2,367,144	EUR	30		–
Goldman Sachs	11/5/2025	2,228,392	USD	1,654,950	GBP	25		–
Goldman Sachs	11/5/2025	2,492,869	USD	8,235,058	ILS	26		–
Goldman Sachs	11/5/2025	1,522,810	USD	15,190,930	NOK	7		–
Goldman Sachs	11/5/2025	1,500,985	USD	14,085,590	SEK	18		–
Goldman Sachs	11/5/2025	1,364,119	USD	1,753,932	SGD	–		(22)
Goldman Sachs	11/6/2025	12,270,080	USD	1,805,503,007	JPY	–		(155)
HSBC Holdings PLC	10/2/2025	12,024	EUR	110,000	HKD	–		(10)
HSBC Holdings PLC	10/2/2025	60,000	EUR	70,542	USD	–		(42)
HSBC Holdings PLC	10/3/2025	6,935,257	AUD	4,596,473	USD	–		(63)
HSBC Holdings PLC	10/3/2025	403,258	CHF	506,897	USD	–		(7)
HSBC Holdings PLC	10/3/2025	2,506,219	DKK	394,531	USD	3		–
HSBC Holdings PLC	10/3/2025	5,821,533	EUR	6,840,779	USD	–		(59)
HSBC Holdings PLC	10/3/2025	5,810,930	GBP	7,823,087	USD	–		(75)
HSBC Holdings PLC	10/3/2025	2,691,929,402	JPY	18,229,297	USD	139		–
HSBC Holdings PLC	10/3/2025	33,722,290	NOK	3,379,793	USD	–		(34)
HSBC Holdings PLC	10/3/2025	31,574,519	SEK	3,357,432	USD	–		(34)
HSBC Holdings PLC	10/3/2025	1,714,589	SGD	1,330,056	USD	18		–
HSBC Holdings PLC	10/6/2025	490,000	ILS	109,901	GBP	373		–
HSBC Holdings PLC	10/6/2025	8,281,002	ILS	2,506,673	USD	38		–
HSBC Holdings PLC	11/5/2025	1,326,015	USD	1,999,836	AUD	–		(13)
HSBC Holdings PLC	11/5/2025	295,015	USD	233,773	CHF	–		(3)
HSBC Holdings PLC	11/5/2025	166,616	USD	1,055,967	DKK	–		(2)
HSBC Holdings PLC	11/5/2025	2,787,132	USD	2,367,155	EUR	17		–
HSBC Holdings PLC	11/5/2025	2,228,392	USD	1,654,944	GBP	34		–
HSBC Holdings PLC	11/5/2025	2,492,869	USD	8,235,474	ILS	–		(100)
HSBC Holdings PLC	11/5/2025	1,522,810	USD	15,191,065	NOK	–		(7)
HSBC Holdings PLC	11/5/2025	1,500,985	USD	14,085,709	SEK	5		–
HSBC Holdings PLC	11/5/2025	1,364,119	USD	1,753,930	SGD	–		(20)
HSBC Holdings PLC	11/6/2025	12,270,080	USD	1,805,510,369	JPY	–		(205)
JPMorgan Chase Bank NA	10/3/2025	695,890	AUD	455,307	USD	5,901		–
JPMorgan Chase Bank NA	10/3/2025	40,081	CHF	50,211	USD	170		–
JPMorgan Chase Bank NA	10/3/2025	249,458	DKK	39,081	USD	189		–
JPMorgan Chase Bank NA	10/3/2025	579,423	EUR	677,618	USD	3,245		–
JPMorgan Chase Bank NA	10/3/2025	578,216	GBP	774,922	USD	3,506		–
JPMorgan Chase Bank NA	10/3/2025	269,865,326	JPY	1,805,717	USD	21,780		–
JPMorgan Chase Bank NA	10/3/2025	3,341,465	NOK	334,788	USD	105		–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
JPMorgan Chase Bank NA	10/3/2025	3,134,619	SEK	332,573	USD	$739		$–
JPMorgan Chase Bank NA	10/3/2025	170,239	SGD	131,750	USD	311		–
JPMorgan Chase Bank NA	10/3/2025	4,735,192	USD	7,230,993	AUD	–		(57,220)
JPMorgan Chase Bank NA	10/3/2025	522,192	USD	415,669	CHF	–		(299)
JPMorgan Chase Bank NA	10/3/2025	406,436	USD	2,586,054	DKK	–		(666)
JPMorgan Chase Bank NA	10/3/2025	7,047,231	USD	6,008,848	EUR	–		(13,597)
JPMorgan Chase Bank NA	10/3/2025	8,059,185	USD	5,963,437	GBP	30,860		–
JPMorgan Chase Bank NA	10/3/2025	18,779,457	USD	2,747,894,655	JPY	171,030		–
JPMorgan Chase Bank NA	10/3/2025	3,481,794	USD	34,977,591	NOK	–		(23,776)
JPMorgan Chase Bank NA	10/3/2025	3,458,756	USD	32,676,794	SEK	–		(15,849)
JPMorgan Chase Bank NA	10/3/2025	1,370,196	USD	1,753,631	SGD	9,834		–
JPMorgan Chase Bank NA	10/6/2025	833,744	ILS	248,300	USD	4,079		–
JPMorgan Chase Bank NA	10/6/2025	2,582,321	USD	8,636,158	ILS	–		(31,898)
Morgan Stanley & Co. International	10/2/2025	27,000	SGD	31,630	AUD	–		(20)
Morgan Stanley & Co. International	10/3/2025	19,000	DKK	3,856	SGD	–		(0)^
Morgan Stanley & Co. International	10/3/2025	4,735,195	USD	7,231,094	AUD	–		(57,284)
Morgan Stanley & Co. International	10/3/2025	522,195	USD	415,671	CHF	–		(298)
Morgan Stanley & Co. International	10/3/2025	406,438	USD	2,586,118	DKK	–		(674)
Morgan Stanley & Co. International	10/3/2025	7,047,233	USD	6,008,850	EUR	–		(13,597)
Morgan Stanley & Co. International	10/3/2025	8,059,188	USD	5,963,487	GBP	30,795		–
Morgan Stanley & Co. International	10/3/2025	18,779,457	USD	2,747,897,810	JPY	171,009		–
Morgan Stanley & Co. International	10/3/2025	3,481,795	USD	34,978,113	NOK	–		(23,827)
Morgan Stanley & Co. International	10/3/2025	3,458,759	USD	32,677,127	SEK	–		(15,882)
Morgan Stanley & Co. International	10/3/2025	1,370,197	USD	1,753,303	SGD	10,091		–
Morgan Stanley & Co. International	10/6/2025	2,582,324	USD	8,636,234	ILS	–		(31,918)
Royal Bank of Canada	10/3/2025	6,935,257	AUD	4,596,473	USD	–		(63)
Royal Bank of Canada	10/3/2025	403,255	CHF	506,893	USD	–		(7)
Royal Bank of Canada	10/3/2025	2,506,154	DKK	394,529	USD	–		(5)
Royal Bank of Canada	10/3/2025	5,821,515	EUR	6,840,775	USD	–		(77)
Royal Bank of Canada	10/3/2025	5,810,920	GBP	7,823,085	USD	–		(86)
Royal Bank of Canada	10/3/2025	2,691,930,806	JPY	18,229,297	USD	149		–
Royal Bank of Canada	10/3/2025	33,722,209	NOK	3,379,792	USD	–		(41)
Royal Bank of Canada	10/3/2025	730,000	SEK	11,478,812	JPY	–		(108)
Royal Bank of Canada	10/3/2025	31,574,418	SEK	3,357,428	USD	–		(41)
Royal Bank of Canada	10/3/2025	1,714,567	SGD	1,330,054	USD	4		–
Royal Bank of Canada	10/3/2025	4,735,195	USD	7,230,994	AUD	–		(57,218)
Royal Bank of Canada	10/3/2025	522,195	USD	415,670	CHF	–		(296)
Royal Bank of Canada	10/3/2025	406,438	USD	2,586,065	DKK	–		(666)
Royal Bank of Canada	10/3/2025	7,047,233	USD	6,008,839	EUR	–		(13,585)
Royal Bank of Canada	10/3/2025	8,059,188	USD	5,963,456	GBP	30,836		–
Royal Bank of Canada	10/3/2025	18,779,457	USD	2,747,889,923	JPY	171,062		–
Royal Bank of Canada	10/3/2025	3,481,795	USD	34,977,754	NOK	–		(23,791)
Royal Bank of Canada	10/3/2025	3,458,759	USD	32,676,909	SEK	–		(15,858)
Royal Bank of Canada	10/3/2025	1,370,197	USD	1,753,519	SGD	9,922		–
Royal Bank of Canada	10/6/2025	8,280,864	ILS	2,506,669	USD	0	^	–
Royal Bank of Canada	10/6/2025	2,582,324	USD	8,635,906	ILS	–		(31,819)
Royal Bank of Canada	11/5/2025	1,326,013	USD	1,999,812	AUD	1		–
Royal Bank of Canada	11/5/2025	295,015	USD	233,770	CHF	2		–
Royal Bank of Canada	11/5/2025	166,613	USD	1,055,936	DKK	–		(0)^
Royal Bank of Canada	11/5/2025	2,787,128	USD	2,367,149	EUR	20		–
Royal Bank of Canada	11/5/2025	2,228,392	USD	1,654,962	GBP	9		–
Royal Bank of Canada	11/5/2025	2,492,869	USD	8,235,721	ILS	–		(175)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	11/5/2025	1,522,807	USD	15,190,981	NOK	$–	$(1)
Royal Bank of Canada	11/5/2025	1,500,982	USD	14,085,697	SEK	3	–
Royal Bank of Canada	11/5/2025	1,364,119	USD	1,753,962	SGD	–	(45)
Royal Bank of Canada	11/6/2025	12,270,077	USD	1,805,507,192	JPY	–	(186)
Standard Chartered Bank	10/2/2025	94,000	DKK	22,362	AUD	–	(24)
Standard Chartered Bank	10/3/2025	1,000	CHF	1,622	SGD	–	(1)
UBS Group AG	10/2/2025	11,000	CHF	107,733	HKD	–	(22)
UBS Group AG	10/3/2025	6,935,273	AUD	4,596,473	USD	–	(52)
UBS Group AG	10/3/2025	403,258	CHF	506,897	USD	–	(7)
UBS Group AG	10/3/2025	2,506,171	DKK	394,531	USD	–	(5)
UBS Group AG	10/3/2025	5,821,523	EUR	6,840,779	USD	–	(71)
UBS Group AG	10/3/2025	5,810,924	GBP	7,823,087	USD	–	(83)
UBS Group AG	10/3/2025	2,692,038,778	JPY	18,229,297	USD	880	–
UBS Group AG	10/3/2025	33,721,547	NOK	3,379,793	USD	–	(108)
UBS Group AG	10/3/2025	31,573,143	SEK	3,357,432	USD	–	(181)
UBS Group AG	10/3/2025	1,714,577	SGD	1,330,056	USD	10	–
UBS Group AG	10/3/2025	4,735,195	USD	7,231,149	AUD	–	(57,320)
UBS Group AG	10/3/2025	522,195	USD	415,671	CHF	–	(298)
UBS Group AG	10/3/2025	406,438	USD	2,586,053	DKK	–	(664)
UBS Group AG	10/3/2025	7,047,233	USD	6,008,829	EUR	–	(13,573)
UBS Group AG	10/3/2025	8,059,188	USD	5,963,481	GBP	30,803	–
UBS Group AG	10/3/2025	18,779,457	USD	2,748,014,844	JPY	170,217	–
UBS Group AG	10/3/2025	3,481,795	USD	34,978,026	NOK	–	(23,818)
UBS Group AG	10/3/2025	3,458,759	USD	32,676,678	SEK	–	(15,834)
UBS Group AG	10/3/2025	1,370,197	USD	1,753,525	SGD	9,918	–
UBS Group AG	10/6/2025	8,280,933	ILS	2,506,673	USD	17	–
UBS Group AG	10/6/2025	2,582,324	USD	8,635,867	ILS	–	(31,807)
UBS Group AG	11/5/2025	1,326,015	USD	1,999,830	AUD	–	(9)
UBS Group AG	11/5/2025	295,015	USD	233,770	CHF	2	–
UBS Group AG	11/5/2025	166,616	USD	1,055,975	DKK	–	(3)
UBS Group AG	11/5/2025	2,787,132	USD	2,367,148	EUR	25	–
UBS Group AG	11/5/2025	2,228,392	USD	1,654,966	GBP	4	–
UBS Group AG	11/5/2025	2,492,869	USD	8,235,447	ILS	–	(92)
UBS Group AG	11/5/2025	1,522,810	USD	15,190,829	NOK	17	–
UBS Group AG	11/5/2025	1,500,985	USD	14,085,410	SEK	37	–
UBS Group AG	11/5/2025	1,364,119	USD	1,753,917	SGD	–	(10)
UBS Group AG	11/6/2025	12,270,080	USD	1,805,586,444	JPY	–	(722)
						$1,125,698	$(721,849)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dynamic International SmallCap Equity Fund (DDLS)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$37,912,800	$–	$412,010	*	$38,324,810
Other	387,921,946	–	–		387,921,946
Mutual Fund	–	28,829	–		28,829
Investment of Cash Collateral for Securities Loaned	–	14,695,210	–		14,695,210
Total Investments in Securities	$425,834,746	$14,724,039	$412,010		$440,970,795
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,125,698	$–		$1,125,698
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(721,849)	$–		$(721,849)
Total - Net	$425,834,746	$15,127,888	$412,010		$441,374,644

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 100.1%
Argentina — 0.1%
Banks — 0.1%
Grupo Financiero Galicia SA, ADR*	3,004	$82,790
Brazil — 14.2%
Aerospace & Defense — 0.4%
Embraer SA	24,879	375,085
Banks — 1.0%
Banco Bradesco SA	85,977	245,877
Banco Santander Brasil SA	34,497	190,443
Itau Unibanco Holding SA	34,577	224,971
Itausa SA	103,530	224,923
Total Banks		886,214
Beverages — 0.4%
Ambev SA	149,439	339,255
Broadline Retail — 4.6%
MercadoLibre, Inc.*	1,743	4,073,286
Capital Markets — 0.6%
B3 SA - Brasil Bolsa Balcao	202,494	509,510
Commercial Services & Supplies — 0.2%
GPS Participacoes & Empreendimentos SA(a)	44,307	157,242
Consumer Staples Distribution & Retail — 0.3%
Raia Drogasil SA	49,485	171,158
Sendas Distribuidora SA	76,577	136,746
Total Consumer Staples Distribution & Retail		307,904
Containers & Packaging — 0.2%
Klabin SA	38,611	130,793
Diversified Telecommunication Services — 0.3%
Telefonica Brasil SA	39,887	255,176
Electric Utilities — 0.9%
CPFL Energia SA	21,123	156,274
Energisa SA	18,964	181,110
Equatorial Energia SA	50,420	349,826
Transmissora Alianca de Energia Eletrica SA	22,900	157,639
Total Electric Utilities		844,849
Electrical Equipment — 0.4%
WEG SA	50,142	344,508
Ground Transportation — 0.4%
Localiza Rent a Car SA	32,923	243,883
Rumo SA	43,767	131,247
Total Ground Transportation		375,130
Health Care Providers & Services — 0.6%
Hapvida Participacoes & Investimentos SA*(a)	19,189	129,175
Rede D'Or Sao Luiz SA(a)	48,885	386,266
Total Health Care Providers & Services		515,441
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados Holdings, Inc., Class A	11,035	74,486
Household Durables — 0.2%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	23,855	137,516
Independent Power & Renewable Electricity Producers — 0.4%
Eneva SA*	79,816	248,041
Engie Brasil Energia SA	12,202	93,253
Total Independent Power & Renewable Electricity Producers		341,294
Insurance — 0.1%
Porto Seguro SA	12,926	121,019
Metals & Mining — 0.1%
Cia Siderurgica Nacional SA	86,926	128,947
Oil, Gas & Consumable Fuels — 0.7%
Brava Energia*	37,921	128,028
Cosan SA*	100,545	116,488
PRIO SA*	30,377	217,494
Ultrapar Participacoes SA	49,561	204,459
Total Oil, Gas & Consumable Fuels		666,469
Paper & Forest Products — 0.3%
Suzano SA	27,141	254,309
Personal Care Products — 0.2%
Natura Cosmeticos SA*	75,384	132,351
Pharmaceuticals — 0.1%
Hypera SA	21,194	90,458
Real Estate Management & Development — 0.4%
Allos SA	36,900	178,973
Multiplan Empreendimentos Imobiliarios SA	32,900	179,649
Total Real Estate Management & Development		358,622
Software — 0.3%
TOTVS SA	29,596	255,250
Specialty Retail — 0.4%
Lojas Renner SA	42,627	121,104
Vibra Energia SA	55,313	255,400
Total Specialty Retail		376,504
Textiles, Apparel & Luxury Goods — 0.1%
Azzas 2154 SA	16,370	92,677
Transportation Infrastructure — 0.2%
Motiva Infraestrutura de Mobilidade SA	74,440	207,991
Water Utilities — 0.1%
Cia de Sanena do Parana	17,124	119,132
Wireless Telecommunication Services — 0.2%
TIM SA	46,779	206,421
Total Brazil		12,677,839
Chile — 2.3%
Banks — 0.8%
Banco de Chile	1,924,741	292,231
Banco de Credito & Inversiones SA	4,286	189,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Banco Santander Chile	3,682,006	$243,847
Total Banks		725,518
Broadline Retail — 0.3%
Falabella SA	38,614	228,902
Consumer Staples Distribution & Retail — 0.1%
Cencosud SA	47,067	133,876
Electric Utilities — 0.3%
Enel Americas SA	1,470,386	148,332
Enel Chile SA	1,767,995	136,799
Total Electric Utilities		285,131
Paper & Forest Products — 0.2%
Empresas CMPC SA	114,599	168,941
Passenger Airlines — 0.2%
Latam Airlines Group SA	9,446,284	214,656
Real Estate Management & Development — 0.2%
Parque Arauco SA	55,973	141,687
Specialty Retail — 0.2%
Empresas Copec SA	24,175	176,998
Total Chile		2,075,709
Czech Republic — 0.4%
Banks — 0.4%
Komercni Banka AS	4,780	239,864
Moneta Money Bank AS(a)	21,355	170,592
Total Czech Republic		410,456
Hungary — 1.3%
Banks — 0.8%
OTP Bank Nyrt	8,787	760,407
Oil, Gas & Consumable Fuels — 0.2%
MOL Hungarian Oil & Gas PLC	20,497	166,804
Pharmaceuticals — 0.3%
Richter Gedeon Nyrt	8,402	256,217
Total Hungary		1,183,428
India — 32.4%
Air Freight & Logistics — 0.0%
Delhivery Ltd.*	3,611	18,303
Automobile Components — 0.2%
Apollo Tyres Ltd.	1,674	8,917
Asahi India Glass Ltd.	846	8,153
Balkrishna Industries Ltd.	698	18,040
Bharat Forge Ltd.	1,763	24,074
Bosch Ltd.	35	15,037
Exide Industries Ltd.	2,127	9,361
Motherson Sumi Wiring India Ltd.	22,032	11,342
MRF Ltd.	8	13,139
Samvardhana Motherson International Ltd.	32,968	39,229
Sona Blw Precision Forgings Ltd.(a)	3,982	18,466
Sundram Fasteners Ltd.	1,040	11,694
Tube Investments of India Ltd.	262	9,138
UNO Minda Ltd.	903	13,209
ZF Commercial Vehicle Control Systems India Ltd.	32	4,651
Total Automobile Components		204,450
Automobiles — 2.7%
Bajaj Auto Ltd.	861	84,157
Eicher Motors Ltd.	2,454	193,623
Hero MotoCorp Ltd.	1,465	90,295
Mahindra & Mahindra Ltd.	26,307	1,015,377
Maruti Suzuki India Ltd.	3,293	594,484
Tata Motors Ltd.	42,265	323,787
TVS Motor Co. Ltd.	3,634	140,741
Total Automobiles		2,442,464
Banks — 8.9%
AU Small Finance Bank Ltd.(a)	1,097	9,037
Axis Bank Ltd.	64,211	818,360
Bandhan Bank Ltd.(a)	13,505	24,673
Federal Bank Ltd.	10,875	23,631
HDFC Bank Ltd.	357,948	3,833,915
ICICI Bank Ltd.	164,897	2,503,483
IDFC First Bank Ltd.	24,366	19,147
IndusInd Bank Ltd.*	5,933	49,151
Karur Vysya Bank Ltd.	2,750	6,532
Kotak Mahindra Bank Ltd.	29,356	658,841
RBL Bank Ltd.(a)	3,249	10,145
Total Banks		7,956,915
Beverages — 0.1%
Radico Khaitan Ltd.	439	14,279
United Breweries Ltd.	1,051	21,316
United Spirits Ltd.	2,417	36,050
Varun Beverages Ltd.	10,192	50,932
Total Beverages		122,577
Biotechnology — 0.0%
Biocon Ltd.	2,359	9,060
Building Products — 0.1%
Astral Ltd.	1,602	24,654
Blue Star Ltd.	500	10,593
Kajaria Ceramics Ltd.	1,334	17,530
Total Building Products		52,777
Capital Markets — 0.1%
360 ONE WAM Ltd.	838	9,665
CRISIL Ltd.	145	7,245
HDFC Asset Management Co. Ltd.(a)	1,047	65,239
Kfin Technologies Ltd.	724	8,576
Multi Commodity Exchange of India Ltd.	118	10,361
Nippon Life India Asset Management Ltd.(a)	877	8,577
Total Capital Markets		109,663
Chemicals — 0.6%
Aarti Industries Ltd.	1,429	6,034
Asian Paints Ltd.	7,802	206,498
Atul Ltd.	47	3,207
BASF India Ltd.	262	12,975
Berger Paints India Ltd.	1,329	7,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Carborundum Universal Ltd.	259	$2,697
Castrol India Ltd.	1,031	2,318
Coromandel International Ltd.	539	13,649
Deepak Nitrite Ltd.	839	17,341
EID Parry India Ltd.*	783	9,044
Gujarat Fluorochemicals Ltd.	87	3,633
Linde India Ltd.	185	13,013
Navin Fluorine International Ltd.	180	9,369
PI Industries Ltd.	659	26,078
Pidilite Industries Ltd.	1,944	32,141
Solar Industries India Ltd.	184	27,616
SRF Ltd.	1,429	45,444
Supreme Industries Ltd.	223	10,598
Tata Chemicals Ltd.	2,082	21,569
UPL Ltd.	2,589	19,122
Total Chemicals		490,058
Commercial Services & Supplies — 0.0%
CMS Info Systems Ltd.	3,381	14,213
Communications Equipment — 0.0%
Tejas Networks Ltd.(a)	2,407	15,870
Construction & Engineering — 0.9%
Kalpataru Projects International Ltd.	653	9,228
KEC International Ltd.	954	9,379
Larsen & Toubro Ltd.	18,243	751,797
NCC Ltd.	8,297	19,398
Praj Industries Ltd.	3,513	13,055
Voltas Ltd.	725	11,052
Total Construction & Engineering		813,909
Construction Materials — 0.7%
ACC Ltd.	163	3,350
Ambuja Cements Ltd.	6,020	38,643
Dalmia Bharat Ltd.	385	9,657
Grasim Industries Ltd.	5,735	178,072
JK Cement Ltd.	193	13,694
Ramco Cements Ltd.	850	9,434
Shree Cement Ltd.	29	9,559
UltraTech Cement Ltd.	2,657	365,743
Total Construction Materials		628,152
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	2,420	121,980
Diversified Telecommunication Services — 0.1%
Indus Towers Ltd.*	14,995	57,910
Electric Utilities — 0.1%
Adani Energy Solutions Ltd.*	1,500	14,736
Tata Power Co. Ltd.	16,398	71,778
Torrent Power Ltd.	548	7,523
Total Electric Utilities		94,037
Electrical Equipment — 0.3%
ABB India Ltd.	363	21,191
Amara Raja Energy & Mobility Ltd.	206	2,295
CG Power & Industrial Solutions Ltd.	4,415	36,844
Finolex Cables Ltd.	1,984	18,266
GE Vernova T&D India Ltd.	348	11,603
Havells India Ltd.	634	10,725
Hitachi Energy India Ltd.	40	8,110
KEI Industries Ltd.	234	10,706
Polycab India Ltd.	228	18,710
Suzlon Energy Ltd.*	206,552	128,065
V-Guard Industries Ltd.	4,051	17,132
Total Electrical Equipment		283,647
Electronic Equipment, Instruments & Components — 0.0%
Kaynes Technology India Ltd.*	118	9,372
Redington Ltd.	2,826	9,021
Total Electronic Equipment, Instruments & Components		18,393
Entertainment — 0.0%
PVR Inox Ltd.*	1,534	18,573
Financial Services — 0.2%
Bajaj Finserv Ltd.	6,826	154,250
One 97 Communications Ltd.*	869	10,999
Total Financial Services		165,249
Food Products — 0.5%
Britannia Industries Ltd.	2,036	137,379
Marico Ltd.	2,098	16,479
Nestle India Ltd.	10,830	140,625
Patanjali Foods Ltd.	1,473	9,552
Tata Consumer Products Ltd.	7,973	101,408
Total Food Products		405,443
Gas Utilities — 0.0%
Adani Total Gas Ltd.	2,324	16,367
Health Care Providers & Services — 0.5%
Apollo Hospitals Enterprise Ltd.	1,788	149,200
Aster DM Healthcare Ltd.(a)	3,630	25,632
Dr. Lal PathLabs Ltd.(a)	406	14,258
Fortis Healthcare Ltd.	2,476	27,044
Global Health Ltd.	574	8,495
Krishna Institute of Medical Sciences Ltd.*(a)	1,559	12,294
Max Healthcare Institute Ltd.	12,188	153,014
Narayana Hrudayalaya Ltd.	448	8,767
Total Health Care Providers & Services		398,704
Hotels, Restaurants & Leisure — 0.6%
Devyani International Ltd.*	7,342	13,895
Eternal Ltd.*	108,417	397,457
Indian Hotels Co. Ltd.	15,555	126,190
Jubilant Foodworks Ltd.	1,511	10,507
Total Hotels, Restaurants & Leisure		548,049
Household Durables — 0.1%
Amber Enterprises India Ltd.*	209	19,041
Crompton Greaves Consumer Electricals Ltd.	3,555	11,663
Dixon Technologies India Ltd.	278	51,105
Total Household Durables		81,809
Independent Power & Renewable Electricity Producers — 0.2%
Adani Green Energy Ltd.*	1,816	21,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Adani Power Ltd.*	48,505	$79,022
Jaiprakash Power Ventures Ltd.*	79,775	15,660
Reliance Power Ltd.*	39,982	19,976
Total Independent Power & Renewable Electricity Producers		135,660
Industrial Conglomerates — 0.0%
3M India Ltd.	17	5,638
Apar Industries Ltd.	60	5,532
Nava Ltd.	1,308	9,589
Siemens Ltd.	259	9,128
Total Industrial Conglomerates		29,887
Insurance — 0.4%
HDFC Life Insurance Co. Ltd.(a)	15,757	134,245
ICICI Lombard General Insurance Co. Ltd.(a)	1,875	39,908
ICICI Prudential Life Insurance Co. Ltd.(a)	1,508	10,109
Max Financial Services Ltd.*	1,147	20,358
PB Fintech Ltd.*	5,152	98,759
Star Health & Allied Insurance Co. Ltd.*	3,900	19,623
Total Insurance		323,002
Interactive Media & Services — 0.1%
Info Edge India Ltd.	5,615	82,800
IT Services — 4.0%
Coforge Ltd.	6,418	115,004
Cyient Ltd.	1,262	16,292
HCL Technologies Ltd.	24,976	389,624
Infosys Ltd.	103,814	1,685,788
LTIMindtree Ltd.(a)	1,345	78,127
Mphasis Ltd.	739	22,096
Persistent Systems Ltd.	1,269	68,925
Sonata Software Ltd.	4,274	16,660
Tata Consultancy Services Ltd.	27,322	888,816
Tata Technologies Ltd.	2,243	16,913
Tech Mahindra Ltd.	10,959	172,836
Wipro Ltd.	35,976	96,990
Total IT Services		3,568,071
Life Sciences Tools & Services — 0.2%
Divi's Laboratories Ltd.	1,873	120,020
Syngene International Ltd.(a)	2,859	20,056
Total Life Sciences Tools & Services		140,076
Machinery — 0.2%
AIA Engineering Ltd.	491	16,885
Ashok Leyland Ltd.	14,242	22,885
Cummins India Ltd.	952	42,100
Elgi Equipments Ltd.	5,102	27,708
Escorts Kubota Ltd.	436	16,925
Schaeffler India Ltd.	234	11,092
SKF India Ltd.	512	27,192
Thermax Ltd.	297	10,605
Timken India Ltd.	234	7,932
Titagarh Rail System Ltd.	1,412	13,881
Total Machinery		197,205
Media — 0.0%
Affle 3i Ltd.*	492	10,793
Zee Entertainment Enterprises Ltd.	4,169	5,276
Total Media		16,069
Metals & Mining — 1.2%
APL Apollo Tubes Ltd.	596	11,318
Hindalco Industries Ltd.	30,264	259,714
Jindal Saw Ltd.	4,999	11,419
Jindal Stainless Ltd.	1,891	15,712
Jindal Steel Ltd.	1,039	12,448
JSW Steel Ltd.	21,294	274,051
Lloyds Metals & Energy Ltd.	572	7,892
Ramkrishna Forgings Ltd.	1,261	7,665
Ratnamani Metals & Tubes Ltd.	500	13,574
Tata Steel Ltd.	156,027	296,577
Vedanta Ltd.	23,229	121,863
Welspun Corp. Ltd.	943	9,106
Total Metals & Mining		1,041,339
Oil, Gas & Consumable Fuels — 3.7%
Great Eastern Shipping Co. Ltd.	485	5,428
Reliance Industries Ltd.	216,887	3,331,885
Total Oil, Gas & Consumable Fuels		3,337,313
Passenger Airlines — 0.3%
InterGlobe Aviation Ltd.(a)	4,316	271,947
Personal Care Products — 0.9%
Colgate-Palmolive India Ltd.	455	11,389
Dabur India Ltd.	3,027	16,750
Emami Ltd.	2,884	17,483
Godrej Consumer Products Ltd.	2,591	34,052
Hindustan Unilever Ltd.	23,334	660,793
Procter & Gamble Hygiene & Health Care Ltd.	116	18,480
Total Personal Care Products		758,947
Pharmaceuticals — 1.1%
Ajanta Pharma Ltd.	590	15,990
Alkem Laboratories Ltd.	189	11,548
Aurobindo Pharma Ltd.	1,417	17,298
Cipla Ltd.	11,163	189,003
Cohance Lifesciences Ltd.*	1,194	11,822
Dr. Reddy’s Laboratories Ltd.	11,977	165,069
Gland Pharma Ltd.(a)	689	15,455
GlaxoSmithKline Pharmaceuticals Ltd.	401	12,012
Glenmark Pharmaceuticals Ltd.	575	12,646
Ipca Laboratories Ltd.	972	14,658
JB Chemicals & Pharmaceuticals Ltd.	787	15,154
Laurus Labs Ltd.(a)	1,295	12,278
Lupin Ltd.	2,029	43,677
Mankind Pharma Ltd.	95	2,606
Neuland Laboratories Ltd.	25	4,112
Strides Pharma Science Ltd.	321	2,967
Sun Pharmaceutical Industries Ltd.	24,975	448,454
Torrent Pharmaceuticals Ltd.	392	15,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Zydus Lifesciences Ltd.	1,193	$13,193
Total Pharmaceuticals		1,023,850
Professional Services — 0.1%
Computer Age Management Services Ltd.	683	28,913
Firstsource Solutions Ltd.	3,606	13,353
Total Professional Services		42,266
Real Estate Management & Development — 0.1%
Brigade Enterprises Ltd.	367	3,704
DLF Ltd.	8,274	66,443
Godrej Properties Ltd.*	466	10,333
Lodha Developers Ltd.(a)	1,052	13,457
Oberoi Realty Ltd.	573	10,210
Phoenix Mills Ltd.	756	13,245
Prestige Estates Projects Ltd.	562	9,558
Total Real Estate Management & Development		126,950
Software — 0.1%
Birlasoft Ltd.	3,851	15,309
Intellect Design Arena Ltd.	1,161	12,744
KPIT Technologies Ltd.	772	9,544
Oracle Financial Services Software Ltd.	41	3,880
Tata Elxsi Ltd.	267	15,718
Total Software		57,195
Specialty Retail — 0.2%
FSN E-Commerce Ventures Ltd.*	7,921	20,731
Trent Ltd.	3,614	190,390
Total Specialty Retail		211,121
Textiles, Apparel & Luxury Goods — 0.5%
Bata India Ltd.	1,261	16,546
Kalyan Jewellers India Ltd.	464	2,374
KPR Mill Ltd.	1,320	15,831
Page Industries Ltd.	34	15,579
Swan Corp. Ltd.	2,704	13,848
Titan Co. Ltd.	10,274	389,605
Total Textiles, Apparel & Luxury Goods		453,783
Tobacco — 0.0%
Godfrey Phillips India Ltd.	258	9,833
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	3,277	92,487
IndiaMart InterMesh Ltd.(a)	602	15,977
Total Trading Companies & Distributors		108,464
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd.	12,930	204,387
GMR Airports Infrastructure Ltd.*	20,129	19,769
JSW Infrastructure Ltd.	1,648	5,851
Total Transportation Infrastructure		230,007
Wireless Telecommunication Services — 1.9%
Bharti Airtel Ltd.	81,502	1,724,243
Total India		28,978,600
Indonesia — 5.4%
Banks — 0.8%
Bank Central Asia Tbk. PT	1,627,200	744,518
Broadline Retail — 0.2%
GoTo Gojek Tokopedia Tbk. PT*	44,816,300	145,219
Chemicals — 0.7%
Barito Pacific Tbk. PT*	1,924,479	433,051
Chandra Asri Pacific Tbk. PT	502,600	232,979
Total Chemicals		666,030
Consumer Staples Distribution & Retail — 0.1%
Sumber Alfaria Trijaya Tbk. PT	786,400	91,074
Diversified Telecommunication Services — 0.2%
Sarana Menara Nusantara Tbk. PT	3,919,400	137,585
Food Products — 0.5%
Charoen Pokphand Indonesia Tbk. PT	465,000	130,027
Indofood CBP Sukses Makmur Tbk. PT	261,000	148,393
Indofood Sukses Makmur Tbk. PT	393,100	170,426
Total Food Products		448,846
Health Care Providers & Services — 0.2%
Medikaloka Hermina Tbk. PT	1,449,500	146,124
Mitra Keluarga Karyasehat Tbk. PT	535,900	79,107
Total Health Care Providers & Services		225,231
Independent Power & Renewable Electricity Producers — 0.5%
Barito Renewables Energy Tbk. PT	743,200	418,092
Industrial Conglomerates — 0.3%
Astra International Tbk. PT	840,700	291,332
Metals & Mining — 1.0%
Amman Mineral Internasional PT*	508,000	220,240
Bumi Resources Minerals Tbk. PT*	6,643,600	334,871
Merdeka Battery Materials Tbk. PT*	5,030,000	194,680
Merdeka Copper Gold Tbk. PT*	1,143,100	144,731
Total Metals & Mining		894,522
Oil, Gas & Consumable Fuels — 0.4%
Bumi Resources Tbk. PT*	14,958,200	133,740
United Tractors Tbk. PT	132,900	213,525
Total Oil, Gas & Consumable Fuels		347,265
Paper & Forest Products — 0.1%
Indah Kiat Pulp & Paper Tbk. PT	271,700	119,832
Pharmaceuticals — 0.1%
Kalbe Farma Tbk. PT	790,900	53,628
Real Estate Management & Development — 0.2%
Pantai Indah Kapuk Dua Tbk. PT	173,800	146,007
Wireless Telecommunication Services — 0.1%
Indosat Tbk. PT	697,300	73,224
Total Indonesia		4,802,405
Malaysia — 2.6%
Banks — 0.6%
Alliance Bank Malaysia Bhd.	144,900	150,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Hong Leong Bank Bhd.	51,500	$251,106
Hong Leong Financial Group Bhd.	22,200	90,836
Total Banks		492,403
Food Products — 0.6%
Nestle Malaysia Bhd.	4,900	112,030
PPB Group Bhd.	35,100	85,071
QL Resources Bhd.	172,600	177,993
United Plantations Bhd.	24,200	132,141
Total Food Products		507,235
Health Care Equipment & Supplies — 0.1%
Hartalega Holdings Bhd.	185,300	51,515
Top Glove Corp. Bhd.*	457,400	63,037
Total Health Care Equipment & Supplies		114,552
Hotels, Restaurants & Leisure — 0.1%
Genting Malaysia Bhd.	194,800	97,203
Industrial Conglomerates — 0.2%
Sunway Bhd.	140,200	188,222
Metals & Mining — 0.3%
Press Metal Aluminium Holdings Bhd.	192,300	270,047
Multi-Utilities — 0.4%
YTL Corp. Bhd.	337,560	222,981
YTL Power International Bhd.	161,640	161,698
Total Multi-Utilities		384,679
Professional Services — 0.1%
Zetrix Ai Bhd.	411,200	83,051
Specialty Retail — 0.2%
Mr. DIY Group M Bhd.(a)	405,600	158,057
Total Malaysia		2,295,449
Mexico — 10.4%
Banks — 1.4%
Banco del Bajio SA(a)	54,508	137,129
Grupo Financiero Banorte SAB de CV, Class O	82,989	835,118
Grupo Financiero Inbursa SAB de CV, Class O	89,768	246,596
Total Banks		1,218,843
Beverages — 1.1%
Arca Continental SAB de CV	25,237	264,340
Coca-Cola Femsa SAB de CV	27,615	228,889
Fomento Economico Mexicano SAB de CV	50,973	502,125
Total Beverages		995,354
Broadline Retail — 0.2%
El Puerto de Liverpool SAB de CV	28,199	142,206
Construction Materials — 0.6%
Cemex SAB de CV, Series CPO	591,078	528,770
Consumer Finance — 0.2%
Gentera SAB de CV	65,472	169,604
Consumer Staples Distribution & Retail — 0.9%
Grupo Comercial Chedraui SA de CV	18,860	149,296
La Comer SAB de CV	53,897	126,154
Wal-Mart de Mexico SAB de CV	174,222	537,610
Total Consumer Staples Distribution & Retail		813,060
Diversified REITs — 0.4%
Concentradora Fibra Danhos SA de CV	87,903	135,217
Fibra Uno Administracion SA de CV	142,991	210,518
Total Diversified REITs		345,735
Food Products — 0.7%
Alfa SAB de CV, Class A	211,023	168,980
Gruma SAB de CV, Class B	11,459	212,509
Grupo Bimbo SAB de CV, Series A	65,124	231,047
Total Food Products		612,536
Hotels, Restaurants & Leisure — 0.2%
Alsea SAB de CV*	47,262	156,926
Household Products — 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	96,876	204,717
Industrial Conglomerates — 0.2%
Grupo Carso SAB de CV, Series A1	24,437	174,315
Industrial REITs — 0.4%
FIBRA Macquarie Mexico(a)	68,863	117,874
Prologis Property Mexico SA de CV	52,048	212,876
Total Industrial REITs		330,750
Insurance — 0.1%
Qualitas Controladora SAB de CV	12,199	111,426
Media — 0.1%
Grupo Televisa SAB, Series CPO	241,390	129,962
Metals & Mining — 1.5%
Grupo Mexico SAB de CV, Series B	114,697	999,286
Industrias Penoles SAB de CV*	8,665	386,870
Total Metals & Mining		1,386,156
Real Estate Management & Development — 0.2%
Corp. Inmobiliaria Vesta SAB de CV	58,454	165,294
Transportation Infrastructure — 1.2%
Grupo Aeroportuario del Centro Norte SAB de CV	15,592	201,554
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,251	407,362
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,777	283,148
Promotora y Operadora de Infraestructura SAB de CV	14,634	199,436
Total Transportation Infrastructure		1,091,500
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, Series B	684,954	716,245
Total Mexico		9,293,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Philippines — 3.1%
Banks — 0.6%
Bank of the Philippine Islands	82,251	$162,523
BDO Unibank, Inc.	78,265	178,719
Metropolitan Bank & Trust Co.	156,790	183,191
Total Banks		524,433
Beverages — 0.1%
Emperador, Inc.	409,800	115,617
Electric Utilities — 0.2%
Manila Electric Co.	18,530	168,744
Food Products — 0.2%
Monde Nissin Corp.(a)	989,700	113,595
Universal Robina Corp.	88,080	107,300
Total Food Products		220,895
Hotels, Restaurants & Leisure — 0.2%
Jollibee Foods Corp.	49,020	180,245
Independent Power & Renewable Electricity Producers — 0.1%
ACEN Corp.	1,488,000	60,082
Industrial Conglomerates — 0.7%
Aboitiz Equity Ventures, Inc.	110,500	56,579
Ayala Corp.	12,470	103,445
GT Capital Holdings, Inc.	11,370	112,430
JG Summit Holdings, Inc.	344,700	136,222
SM Investments Corp.	16,990	214,565
Total Industrial Conglomerates		623,241
Real Estate Management & Development — 0.4%
Ayala Land, Inc.	357,200	149,447
SM Prime Holdings, Inc.	493,700	190,439
Total Real Estate Management & Development		339,886
Transportation Infrastructure — 0.4%
International Container Terminal Services, Inc.	40,650	329,391
Wireless Telecommunication Services — 0.2%
Globe Telecom, Inc.	4,985	128,479
PLDT, Inc.	5,130	96,959
Total Wireless Telecommunication Services		225,438
Total Philippines		2,787,972
Poland — 3.2%
Banks — 1.2%
Alior Bank SA	5,485	155,122
Bank Millennium SA*	40,997	163,181
Bank Polska Kasa Opieki SA	7,547	363,428
mBank SA*	794	196,976
Santander Bank Polska SA	1,555	202,656
Total Banks		1,081,363
Broadline Retail — 0.4%
Allegro.eu SA*(a)	32,759	321,418
Construction & Engineering — 0.1%
Budimex SA	804	112,848
Consumer Staples Distribution & Retail — 0.3%
Dino Polska SA*(a)	20,779	250,584
Diversified Telecommunication Services — 0.1%
Orange Polska SA	55,617	134,418
Entertainment — 0.3%
CD Projekt SA	3,323	247,770
Metals & Mining — 0.2%
Grupa Kety SA	612	155,705
Software — 0.2%
Asseco Poland SA	2,523	139,369
Specialty Retail — 0.1%
CCC SA*	2,707	135,580
Textiles, Apparel & Luxury Goods — 0.3%
LPP SA	63	307,025
Total Poland		2,886,080
Romania — 0.3%
Real Estate Management & Development — 0.3%
NEPI Rockcastle NV*	30,088	241,175
Saudi Arabia — 7.3%
Banks — 3.1%
Al Rajhi Bank	67,745	1,936,501
Alinma Bank(b)	43,384	310,034
Bank AlBilad	27,201	209,183
Bank Al-Jazira*	58,565	200,204
Saudi Awwal Bank	14,452	123,625
Total Banks		2,779,547
Chemicals — 0.3%
Advanced Petrochemical Co.*	18,211	172,194
Sahara International Petrochemical Co.(b)	19,285	104,905
Total Chemicals		277,099
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co.	73,454	151,797
Nahdi Medical Co.(b)	5,037	159,832
Total Consumer Staples Distribution & Retail		311,629
Diversified Consumer Services — 0.1%
National Co. for Learning & Education	2,182	92,454
Electrical Equipment — 0.2%
Riyadh Cables Group Co.	4,621	156,490
Food Products — 0.4%
Almarai Co. JSC	15,578	208,942
Saudia Dairy & Foodstuff Co.(b)	948	68,252
Savola Group*(b)	12,497	82,643
Total Food Products		359,837
Gas Utilities — 0.1%
National Gas & Industrialization Co.	3,909	85,993
Health Care Providers & Services — 0.9%
Dallah Healthcare Co.(b)	4,498	180,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Dr. Sulaiman Al Habib Medical Services Group Co.	3,650	$262,786
Mouwasat Medical Services Co.(b)	4,863	95,504
National Medical Care Co.	3,212	150,999
Saudi Chemical Co. Holding(b)	68,263	131,968
Total Health Care Providers & Services		822,007
Hotels, Restaurants & Leisure — 0.1%
Leejam Sports Co. JSC(b)	2,174	82,897
Industrial Conglomerates — 0.1%
Astra Industrial Group(b)	1,782	66,049
Insurance — 0.2%
Al Rajhi Co. for Co.-operative Insurance*(b)	2,698	87,267
Bupa Arabia for Cooperative Insurance Co.(b)	1,330	58,481
Total Insurance		145,748
Media — 0.1%
Saudi Research & Media Group*	2,390	116,307
Pharmaceuticals — 0.2%
Jamjoom Pharmaceuticals Factory Co.	3,451	145,026
Real Estate Management & Development — 0.4%
Arabian Centres Co.(a)	28,985	175,137
Dar Al Arkan Real Estate Development Co.*(b)	28,387	150,935
Total Real Estate Management & Development		326,072
Specialty Retail — 0.3%
Aldrees Petroleum & Transport Services Co.	3,235	108,086
Jarir Marketing Co.(b)	54,999	204,586
Total Specialty Retail		312,672
Wireless Telecommunication Services — 0.5%
Etihad Etisalat Co.	19,658	354,087
Mobile Telecommunications Co. Saudi Arabia	30,615	91,106
Total Wireless Telecommunication Services		445,193
Total Saudi Arabia		6,525,020
South Africa — 8.9%
Banks — 2.1%
Absa Group Ltd.	35,979	377,652
Capitec Bank Holdings Ltd.	3,230	650,400
Nedbank Group Ltd.	16,267	201,304
Standard Bank Group Ltd.	49,768	681,910
Total Banks		1,911,266
Broadline Retail — 0.1%
Woolworths Holdings Ltd.	43,883	127,916
Capital Markets — 0.3%
Investec Ltd.	20,231	150,239
PSG Financial Services Ltd.	92,889	122,757
Total Capital Markets		272,996
Consumer Staples Distribution & Retail — 0.6%
Clicks Group Ltd.	12,835	262,198
Shoprite Holdings Ltd.	18,465	293,267
Total Consumer Staples Distribution & Retail		555,465
Financial Services — 1.0%
FirstRand Ltd.	190,575	857,850
Food Products — 0.2%
Tiger Brands Ltd.	9,483	169,713
Insurance — 1.1%
Discovery Ltd.	23,873	272,597
Momentum Group Ltd.	80,003	152,053
Old Mutual Ltd.	280,081	216,727
Sanlam Ltd.	67,326	326,201
Total Insurance		967,578
Media — 0.2%
MultiChoice Group*	21,112	153,245
Metals & Mining — 2.3%
African Rainbow Minerals Ltd.	10,351	111,301
Harmony Gold Mining Co. Ltd.	20,656	376,974
Impala Platinum Holdings Ltd.	35,637	455,571
Kumba Iron Ore Ltd.	6,228	117,268
Sibanye Stillwater Ltd.*	125,235	357,794
Valterra Platinum Ltd.	8,555	612,583
Total Metals & Mining		2,031,491
Oil, Gas & Consumable Fuels — 0.2%
Exxaro Resources Ltd.	16,615	173,522
Paper & Forest Products — 0.1%
Sappi Ltd.	57,745	77,384
Retail REITs — 0.1%
Resilient REIT Ltd.	32,296	119,918
Specialty Retail — 0.4%
Mr. Price Group Ltd.	14,010	165,416
Pepkor Holdings Ltd.(a)	128,297	180,779
Total Specialty Retail		346,195
Wireless Telecommunication Services — 0.2%
Vodacom Group Ltd.	29,734	229,720
Total South Africa		7,994,259
Thailand — 5.2%
Banks — 0.9%
Bangkok Bank PCL, NVDR	40,400	185,762
Kasikornbank PCL, NVDR	54,300	280,674
Tisco Financial Group PCL, NVDR	43,100	135,664
TMBThanachart Bank PCL, NVDR	2,776,900	162,818
Total Banks		764,918
Beverages — 0.3%
Carabao Group PCL, NVDR	73,600	124,351
Osotspa PCL, NVDR	234,200	124,309
Total Beverages		248,660
Broadline Retail — 0.1%
Central Retail Corp. PCL, NVDR	191,400	129,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

Investments	Shares	Value
Chemicals — 0.2%
Indorama Ventures PCL, NVDR	202,400	$139,909
Consumer Staples Distribution & Retail — 0.3%
CP ALL PCL, NVDR	175,200	255,461
Containers & Packaging — 0.1%
SCG Packaging PCL, NVDR	209,200	123,951
Diversified Telecommunication Services — 0.3%
True Corp. PCL, NVDR*	756,196	242,692
Electronic Equipment, Instruments & Components — 0.8%
Delta Electronics Thailand PCL, NVDR	153,300	749,824
Food Products — 0.2%
Charoen Pokphand Foods PCL, NVDR	257,500	177,203
Health Care Providers & Services — 0.3%
Bangkok Dusit Medical Services PCL, NVDR	213,554	135,098
Bumrungrad Hospital PCL, NVDR	26,300	142,437
Total Health Care Providers & Services		277,535
Hotels, Restaurants & Leisure — 0.1%
Minor International PCL, NVDR	163,100	116,266
Independent Power & Renewable Electricity Producers — 0.4%
Gulf Development PCL, NVDR*	290,497	389,959
Insurance — 0.2%
Thai Life Insurance PCL, NVDR	402,200	131,564
Real Estate Management & Development — 0.3%
Central Pattana PCL, NVDR	105,400	182,145
WHA Corp. PCL, NVDR	958,500	105,300
Total Real Estate Management & Development		287,445
Specialty Retail — 0.3%
Home Product Center PCL, NVDR	448,700	103,157
Siam Global House PCL, NVDR	542,800	127,304
Total Specialty Retail		230,461
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR	41,900	376,266
Total Thailand		4,641,466
Turkey — 2.9%
Automobiles — 0.2%
Ford Otomotiv Sanayi AS	61,150	145,667
Banks — 0.9%
Akbank TAS	122,046	184,035
Haci Omer Sabanci Holding AS	85,032	177,506
Turkiye Garanti Bankasi AS	45,694	153,630
Turkiye Is Bankasi AS, Class C	518,842	176,564
Yapi ve Kredi Bankasi AS*	172,589	140,876
Total Banks		832,611
Beverages — 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS(b)	298,997	99,449
Coca-Cola Icecek AS	65,751	72,739
Total Beverages		172,188
Chemicals — 0.1%
Sasa Polyester Sanayi AS*(b)	1,200,531	108,272
Consumer Staples Distribution & Retail — 0.4%
BIM Birlesik Magazalar AS	21,371	278,056
Migros Ticaret AS(b)	6,760	72,346
Total Consumer Staples Distribution & Retail		350,402
Industrial Conglomerates — 0.5%
AG Anadolu Grubu Holding AS	199,866	124,302
KOC Holding AS(b)	44,318	184,283
Turkiye Sise ve Cam Fabrikalari AS(b)	161,218	144,699
Total Industrial Conglomerates		453,284
Oil, Gas & Consumable Fuels — 0.3%
Turkiye Petrol Rafinerileri AS	56,820	254,853
Passenger Airlines — 0.1%
Pegasus Hava Tasimaciligi AS*(b)	10,606	55,223
Transportation Infrastructure — 0.1%
TAV Havalimanlari Holding AS*(b)	9,906	57,177
Wireless Telecommunication Services — 0.1%
Turkcell Iletisim Hizmetleri AS	58,241	137,057
Total Turkey		2,566,734
United States — 0.1%
Construction Materials — 0.1%
GCC SAB de CV	13,100	123,944
TOTAL COMMON STOCKS (COST: $82,247,207)		89,566,725
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co. Ltd., 6.00%^
(Cost: $0)	14,536	1,637
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost: $26,996)	26,996	26,996
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.8%
United States — 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)
(Cost: $1,570,740)	1,570,740	1,570,740
TOTAL INVESTMENTS IN SECURITIES — 101.9% (Cost: $83,844,943)		91,166,098
Other Liabilities less Assets — (1.9)%		(1,658,699)
NET ASSETS — 100.0%		$89,507,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,637, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,352,026 and the total market value of the collateral held by the Fund was $1,570,740.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
THB	Thai baht
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2025	7,117	USD	230,000	THB	$20	$–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree True Emerging Markets Fund (XC)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$89,566,725	$–	$–		$89,566,725
Preferred Stocks	–	–	1,637	*	1,637
Mutual Fund	–	26,996	–		26,996
Investment of Cash Collateral for Securities Loaned	–	1,570,740	–		1,570,740
Total Investments in Securities	$89,566,725	$1,597,736	$1,637		$91,166,098
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$20	$–		$20
Total - Net	$89,566,725	$1,597,756	$1,637		$91,166,118

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 98.1%
Canada — 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$29,000	$30,093
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	6,270
Total Canada		36,363
Germany — 0.9%
Deutsche Bank AG
5.30%, 5/9/31, (5.297% fixed rate until 5/9/30; Secured Overnight Financing Rate + 1.72% thereafter)(a)	150,000	153,675
United Kingdom — 0.7%
BAT Capital Corp.
4.39%, 8/15/37	6,000	5,503
4.54%, 8/15/47	16,000	13,432
4.76%, 9/6/49	7,000	5,972
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	29,000	32,619
RELX Capital, Inc.
4.00%, 3/18/29	29,000	28,858
Reynolds American, Inc.
5.85%, 8/15/45	30,000	29,766
Total United Kingdom		116,150
United States — 96.3%
3M Co.
3.38%, 3/1/29	52,000	50,799
3.13%, 9/19/46	9,000	6,333
AbbVie, Inc.
4.25%, 11/14/28	54,000	54,460
3.20%, 11/21/29(b)	7,000	6,754
4.50%, 5/14/35	14,000	13,737
4.88%, 11/14/48	8,000	7,437
4.25%, 11/21/49(b)	10,000	8,450
Aetna, Inc.
6.63%, 6/15/36	6,000	6,600
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,746
1.88%, 2/1/33	12,000	9,858
2.95%, 3/15/34(b)	21,000	18,151
Allstate Corp.
5.55%, 5/9/35	31,000	32,511
3.85%, 8/10/49	11,000	8,623
Ally Financial, Inc.
7.10%, 11/15/27	77,000	81,030
2.20%, 11/2/28	6,000	5,607
Altria Group, Inc.
4.80%, 2/14/29	18,000	18,287
5.63%, 2/6/35	52,000	54,038
5.80%, 2/14/39	19,000	19,735
5.95%, 2/14/49(b)	20,000	20,504
Amazon.com, Inc.
3.45%, 4/13/29	61,000	60,155
4.25%, 8/22/57	7,000	5,884
2.70%, 6/3/60	9,000	5,328
Amcor Finance USA, Inc.
3.63%, 4/28/26	39,000	38,840
Ameren Corp.
3.50%, 1/15/31(b)	80,000	76,462
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	9,000	9,042
American Express Co.
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	89,000	89,168
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	44,000	45,439
American Homes 4 Rent LP
5.50%, 2/1/34	17,000	17,579
American Honda Finance Corp.
1.30%, 9/9/26	49,000	47,790
American International Group, Inc.
4.38%, 6/30/50(b)	47,000	39,965
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,777
Amgen, Inc.
5.15%, 3/2/28	123,000	125,882
5.25%, 3/2/33(b)	67,000	69,439
5.60%, 3/2/43	22,000	22,304
4.66%, 6/15/51	70,000	61,200
5.65%, 3/2/53	9,000	8,991
Amphenol Corp.
2.80%, 2/15/30	20,000	18,934
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	9,668
Apple, Inc.
1.65%, 2/8/31	6,000	5,321
3.85%, 5/4/43(b)	7,000	5,974
4.65%, 2/23/46	54,000	50,537
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,851
Athene Holding Ltd.
6.25%, 4/1/54	25,000	25,537
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,825
AutoZone, Inc.
1.65%, 1/15/31	66,000	57,488
Avery Dennison Corp.
2.65%, 4/30/30	32,000	29,723
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	32,000	31,366
3.25%, 10/21/27	10,000	9,871
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	138,000	135,848
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	158,000	152,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	$49,000	$45,374
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	230,000	213,236
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	48,000	42,890
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(a)	10,000	9,984
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)	2,000	2,046
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(a)	43,000	44,516
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(a)	60,000	62,714
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(a)	89,000	91,306
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(a)	44,000	45,841
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.000% thereafter)(a)	3,000	2,806
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,873
3.30%, 8/23/29	85,000	82,320
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	19,194
Berkshire Hathaway Energy Co.
1.65%, 5/15/31(b)	53,000	45,947
6.13%, 4/1/36	15,000	16,327
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	3,933
Biogen, Inc.
3.15%, 5/1/50(b)	13,000	8,472
BlackRock Funding, Inc.
5.25%, 3/14/54	18,000	17,587
Blackstone Private Credit Fund
6.00%, 11/22/34(b)	45,000	46,116
Blackstone Secured Lending Fund
2.85%, 9/30/28	40,000	37,907
Blue Owl Capital Corp.
3.40%, 7/15/26	37,000	36,661
Booking Holdings, Inc.
3.55%, 3/15/28	31,000	30,677
BorgWarner, Inc.
4.38%, 3/15/45	33,000	28,161
Boston Scientific Corp.
4.70%, 3/1/49(b)	10,000	9,180
BP Capital Markets America, Inc.
4.23%, 11/6/28	51,000	51,255
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	9,000	9,237
4.70%, 6/22/47	4,000	3,183
Bristol-Myers Squibb Co.
4.13%, 6/15/39	114,000	103,365
4.25%, 10/26/49	31,000	25,730
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	72,000	72,000
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	23,654
4.30%, 11/15/32	18,000	17,777
3.42%, 4/15/33(c)	142,000	131,394
3.47%, 4/15/34(c)	21,000	19,173
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	135,233
Brown & Brown, Inc.
4.20%, 3/17/32	31,000	29,974
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	31,548
5.40%, 6/1/41	25,000	25,554
Campbell's Company/The
2.38%, 4/24/30	20,000	18,290
Capital One Financial Corp.
3.75%, 7/28/26	42,000	41,855
3.80%, 1/31/28	146,000	144,879
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	44,000	45,126
Cardinal Health, Inc.
5.35%, 11/15/34(b)	44,000	45,256
Carrier Global Corp.
3.38%, 4/5/40	76,000	61,406
Caterpillar, Inc.
2.60%, 4/9/30	53,000	49,799
Cencora, Inc.
2.80%, 5/15/30	33,000	30,929
CF Industries, Inc.
4.95%, 6/1/43	40,000	36,912
Charles Schwab Corp.
1.15%, 5/13/26	132,000	129,741
Cheniere Energy Partners LP
5.75%, 8/15/34	43,000	44,739
Cheniere Energy, Inc.
5.65%, 4/15/34	43,000	44,343
Chubb Corp.
6.50%, 5/15/38, Series 1	23,000	26,180
Cigna Group
4.38%, 10/15/28	14,000	14,073
5.40%, 3/15/33	20,000	20,874
4.80%, 8/15/38	37,000	35,357
4.90%, 12/15/48	10,000	8,984
3.40%, 3/15/51(b)	12,000	8,367
5.60%, 2/15/54(b)	27,000	26,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
Cisco Systems, Inc.
5.50%, 1/15/40	$6,000	$6,269
Citigroup, Inc.
4.30%, 11/20/26	17,000	17,037
4.45%, 9/29/27	21,000	21,090
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	12,000	11,956
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	37,000	36,910
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	27,000	26,963
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	22,000	19,841
6.63%, 6/15/32	119,000	132,042
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	57,000	51,950
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(a)	25,000	27,302
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(a)	43,000	45,776
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(a)	52,000	54,005
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(a)	52,000	54,547
Citizens Financial Group, Inc.
3.25%, 4/30/30	41,000	38,798
Clorox Co.
4.60%, 5/1/32	9,000	9,105
Coca-Cola Co.
2.25%, 1/5/32	30,000	26,858
3.00%, 3/5/51	16,000	10,948
Comcast Corp.
3.15%, 2/15/28	47,000	46,167
4.15%, 10/15/28	9,000	9,039
4.25%, 10/15/30(b)	12,000	12,023
1.50%, 2/15/31	51,000	44,115
4.25%, 1/15/33	41,000	40,186
2.89%, 11/1/51	56,000	34,489
2.94%, 11/1/56	135,000	80,219
2.99%, 11/1/63	29,000	16,596
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,633
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	27,106
ConocoPhillips Co.
5.90%, 5/15/38	54,000	58,017
4.03%, 3/15/62	11,000	8,236
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	63,134
4.50%, 5/15/58	21,000	17,569
3.60%, 6/15/61(b)	6,000	4,203
Constellation Energy Generation LLC
6.50%, 10/1/53(b)	24,000	26,724
Continental Resources, Inc.
4.38%, 1/15/28	40,000	39,767
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	72,000	73,844
Corning, Inc.
5.45%, 11/15/79	11,000	10,348
CSX Corp.
4.25%, 3/15/29	68,000	68,317
6.00%, 10/1/36	7,000	7,613
4.25%, 11/1/66	8,000	6,313
CubeSmart LP
2.50%, 2/15/32(b)	11,000	9,714
CVS Health Corp.
4.30%, 3/25/28	9,000	9,007
4.78%, 3/25/38	88,000	82,557
5.13%, 7/20/45	106,000	96,292
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	71,581
5.30%, 10/1/29	44,000	45,466
3.38%, 12/15/41	8,000	6,143
Devon Energy Corp.
4.50%, 1/15/30(b)	47,000	47,093
5.60%, 7/15/41(b)	45,000	43,414
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	40,942
4.25%, 3/15/52(b)	6,000	4,718
5.75%, 4/18/54	45,000	43,314
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	16,000	18,914
Dominion Energy, Inc.
3.38%, 4/1/30, Series C	38,000	36,524
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(a)	33,000	35,925
Dow Chemical Co.
7.38%, 11/1/29	25,000	27,761
2.10%, 11/15/30(b)	29,000	25,705
5.35%, 3/15/35(b)	45,000	44,792
DTE Electric Co.
3.00%, 3/1/32, Series A(b)	60,000	55,505
Duke Energy Corp.
2.65%, 9/1/26	84,000	82,991
4.50%, 8/15/32	126,000	125,284
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	5,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
Duke Energy Progress LLC
3.70%, 10/15/46	$58,000	$45,061
4.00%, 4/1/52	10,000	7,919
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,519
Eastman Chemical Co.
5.63%, 2/20/34(b)	17,000	17,524
eBay, Inc.
4.00%, 7/15/42	59,000	49,279
Ecolab, Inc.
4.80%, 3/24/30	17,000	17,450
Elevance Health, Inc.
3.65%, 12/1/27	81,000	80,428
4.65%, 1/15/43	8,000	7,184
4.55%, 5/15/52	10,000	8,377
6.10%, 10/15/52	16,000	16,711
5.13%, 2/15/53(b)	18,000	16,467
5.70%, 2/15/55	52,000	51,547
Energy Transfer LP
6.63%, 10/15/36	20,000	21,931
Entergy Corp.
2.95%, 9/1/26	23,000	22,755
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	23,056
Entergy Texas, Inc.
5.25%, 4/15/35	43,000	44,141
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	58,618
4.85%, 3/15/44	19,000	17,546
4.80%, 2/1/49	64,000	57,289
3.95%, 1/31/60	10,000	7,481
Equitable Holdings, Inc.
4.35%, 4/20/28(b)	15,000	15,061
ERP Operating LP
1.85%, 8/1/31	41,000	35,913
Essential Utilities, Inc.
4.28%, 5/1/49	42,000	33,810
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,919
Evergy, Inc.
2.90%, 9/15/29	7,000	6,639
Eversource Energy
3.30%, 1/15/28, Series M	92,000	90,088
Exelon Corp.
4.10%, 3/15/52	38,000	29,763
5.60%, 3/15/53	27,000	26,468
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,700
2.35%, 3/15/32	43,000	37,402
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	46,375
3.45%, 4/15/51	6,000	4,398
FedEx Corp.
4.20%, 10/17/28(c)	19,000	18,831
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)	26,000	27,269
8.25%, 3/1/38	43,000	53,239
Fiserv, Inc.
5.63%, 8/21/33	59,000	61,982
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	39,000	37,207
Fox Corp.
3.50%, 4/8/30	84,000	81,381
General Dynamics Corp.
4.25%, 4/1/40	10,000	9,162
General Electric Co.
6.75%, 3/15/32, Series A	25,000	28,453
6.88%, 1/10/39(b)	10,000	11,858
General Mills, Inc.
4.20%, 4/17/28	42,000	42,094
5.50%, 10/17/28(b)	17,000	17,652
Georgia Power Co.
5.13%, 5/15/52	39,000	37,266
Gilead Sciences, Inc.
4.60%, 9/1/35(b)	64,000	63,300
4.15%, 3/1/47	21,000	17,726
Global Payments, Inc.
2.90%, 5/15/30	18,000	16,667
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	46,000	46,063
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	53,000	48,641
6.75%, 10/1/37	40,000	44,818
Halliburton Co.
2.92%, 3/1/30	55,000	51,860
5.00%, 11/15/45	19,000	17,310
Hartford Insurance Group, Inc.
6.10%, 10/1/41	7,000	7,442
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,868
HCA, Inc.
4.50%, 2/15/27(b)	62,000	62,130
4.13%, 6/15/29	164,000	162,655
5.25%, 6/15/49	16,000	14,625
4.63%, 3/15/52	107,000	88,493
Healthpeak OP LLC
3.50%, 7/15/29	41,000	39,767
Hess Corp.
5.60%, 2/15/41	35,000	36,361
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,551
4.40%, 3/15/45	8,000	7,069
4.50%, 12/6/48	99,000	87,301
Honeywell International, Inc.
5.70%, 3/15/37	35,000	37,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
HP, Inc.
3.00%, 6/17/27	$51,000	$50,049
2.65%, 6/17/31	22,000	19,847
6.00%, 9/15/41(b)	12,000	12,410
Humana, Inc.
3.13%, 8/15/29	74,000	70,475
5.75%, 4/15/54	27,000	25,801
Huntington Bancshares, Inc.
2.55%, 2/4/30	86,000	79,644
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	140,000	122,309
Intel Corp.
2.00%, 8/12/31	21,000	18,369
4.15%, 8/5/32	21,000	20,288
4.90%, 8/5/52	23,000	19,814
Intercontinental Exchange, Inc.
4.60%, 3/15/33(b)	15,000	15,105
3.00%, 6/15/50	13,000	8,726
International Business Machines Corp.
4.25%, 5/15/49	100,000	82,737
International Paper Co.
5.00%, 9/15/35	42,000	42,107
4.80%, 6/15/44	3,000	2,682
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	11,079
Jabil, Inc.
3.00%, 1/15/31	41,000	37,809
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	25,219
JM Smucker Co.
5.90%, 11/15/28	25,000	26,269
4.25%, 3/15/35	7,000	6,614
John Deere Capital Corp.
2.45%, 1/9/30	70,000	65,578
Johnson & Johnson
4.38%, 12/5/33	6,000	6,073
JPMorgan Chase & Co.
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	47,000	46,317
3.63%, 12/1/27	25,000	24,813
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	38,000	38,104
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)(b)	43,000	43,577
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	36,000	36,078
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	34,000	35,037
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	118,000	119,371
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	23,000	23,232
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	50,000	46,924
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)(b)	26,000	23,646
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)	3,000	3,061
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)	34,000	35,993
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	44,000	45,868
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	43,000	44,680
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)(b)	45,000	45,409
6.40%, 5/15/38	11,000	12,499
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	12,000	8,683
Kellanova
4.50%, 4/1/46	10,000	8,794
Kenvue, Inc.
5.05%, 3/22/53(b)	46,000	42,820
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	35,420
4.50%, 4/15/52(b)	21,000	16,969
KeyCorp
2.55%, 10/1/29(b)	10,000	9,369
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	24,000	23,938
Kilroy Realty LP
2.65%, 11/15/33	36,000	29,516
Kimberly-Clark Corp.
2.88%, 2/7/50	7,000	4,651
Kimco Realty OP LLC
2.80%, 10/1/26	40,000	39,470
KLA Corp.
3.30%, 3/1/50	7,000	5,015
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	94,180
4.38%, 6/1/46	10,000	8,327
Kroger Co.
5.15%, 8/1/43	2,000	1,899
4.45%, 2/1/47	8,000	6,823
5.50%, 9/15/54	54,000	52,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
L3Harris Technologies, Inc.
5.05%, 4/27/45	$5,000	$4,829
Laboratory Corp. of America Holdings
1.55%, 6/1/26	36,000	35,394
Lear Corp.
3.50%, 5/30/30(b)	37,000	35,448
Leidos, Inc.
4.38%, 5/15/30	39,000	38,881
Lincoln National Corp.
3.80%, 3/1/28	36,000	35,622
Lockheed Martin Corp.
4.50%, 5/15/36	74,000	72,493
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	31,000	32,457
Lowe's Cos., Inc.
4.05%, 5/3/47	28,000	22,552
4.45%, 4/1/62	54,000	43,206
LYB International Finance III LLC
2.25%, 10/1/30	53,000	47,339
4.20%, 5/1/50(b)	10,000	7,423
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	60,000	60,192
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	18,334
Markel Group, Inc.
5.00%, 5/20/49	10,000	9,009
Marriott International, Inc.
3.50%, 10/15/32, Series GG(b)	72,000	66,753
Marsh & McLennan Cos., Inc.
5.15%, 3/15/34	43,000	44,552
2.90%, 12/15/51	6,000	3,859
Martin Marietta Materials, Inc.
2.40%, 7/15/31	32,000	28,687
McDonald's Corp.
4.80%, 8/14/28	45,000	45,964
6.30%, 3/1/38	8,000	8,873
4.60%, 5/26/45	45,000	40,417
Merck & Co., Inc.
4.00%, 3/7/49	77,000	62,634
Meta Platforms, Inc.
4.95%, 5/15/33(b)	17,000	17,601
5.75%, 5/15/63	33,000	33,950
MetLife, Inc.
4.60%, 5/13/46	63,000	57,732
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,366
5.88%, 2/9/33	77,000	81,864
Microsoft Corp.
2.92%, 3/17/52	51,000	34,715
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,820
Mondelez International, Inc.
2.75%, 4/13/30(b)	9,000	8,443
Moody's Corp.
5.25%, 7/15/44	34,000	33,387
Morgan Stanley
3.95%, 4/23/27	156,000	155,683
3.59%, 7/22/28(a)	45,000	44,534
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	45,000	44,618
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,105
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(a)	23,000	20,324
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(a)	27,000	24,574
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(a)	104,000	107,295
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	51,000	54,382
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	52,000	53,664
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(a)	19,000	19,300
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(a)	51,000	53,458
Mosaic Co.
5.45%, 11/15/33	10,000	10,335
Motorola Solutions, Inc.
4.60%, 5/23/29	43,000	43,495
MPLX LP
4.00%, 3/15/28	27,000	26,870
2.65%, 8/15/30	72,000	66,130
4.50%, 4/15/38	20,000	18,131
4.70%, 4/15/48	56,000	46,957
Nasdaq, Inc.
5.55%, 2/15/34	22,000	23,110
Nevada Power Co.
6.00%, 3/15/54	25,000	26,003
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,816
2.25%, 6/1/30	63,000	57,530
5.05%, 2/28/33(b)	17,000	17,386
5.25%, 3/15/34	45,000	46,247
3.00%, 1/15/52	13,000	8,371
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(a)	6,000	5,837
NIKE, Inc.
3.38%, 11/1/46	23,000	17,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
NiSource, Inc.
5.40%, 6/30/33	$61,000	$63,325
NNN REIT, Inc.
5.60%, 10/15/33	26,000	27,216
Norfolk Southern Corp.
3.70%, 3/15/53	108,000	80,882
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	4,082
5.25%, 5/1/50	57,000	54,951
Nucor Corp.
2.70%, 6/1/30	38,000	35,535
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,915
Omnicom Group, Inc.
4.20%, 6/1/30	45,000	44,676
ONEOK, Inc.
5.05%, 11/1/34	45,000	44,425
5.15%, 10/15/43	10,000	9,163
6.63%, 9/1/53	40,000	42,587
5.70%, 11/1/54	45,000	42,569
Oracle Corp.
3.25%, 11/15/27	28,000	27,517
2.88%, 3/25/31	41,000	37,682
6.25%, 11/9/32	25,000	27,179
4.30%, 7/8/34	3,000	2,869
3.90%, 5/15/35	99,000	90,194
3.85%, 7/15/36	20,000	17,820
5.38%, 7/15/40	22,000	21,607
6.90%, 11/9/52	81,000	90,388
3.85%, 4/1/60	51,000	35,085
O'Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,760
4.35%, 6/1/28	17,000	17,111
Otis Worldwide Corp.
3.11%, 2/15/40	50,000	39,062
Ovintiv, Inc.
7.20%, 11/1/31	49,000	54,318
Owens Corning
4.30%, 7/15/47	7,000	5,795
PacifiCorp
6.00%, 1/15/39	36,000	37,697
Paramount Global
7.88%, 7/30/30	29,000	32,397
Parker-Hannifin Corp.
4.45%, 11/21/44	53,000	47,122
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,279
2.75%, 10/21/51	6,000	3,850
Pfizer, Inc.
4.10%, 9/15/38	11,000	10,013
7.20%, 3/15/39	18,000	21,635
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,854
3.13%, 3/2/28	69,000	67,573
3.88%, 8/21/42	97,000	80,564
Phillips 66
5.88%, 5/1/42	48,000	49,244
Phillips 66 Co.
3.55%, 10/1/26	14,000	13,929
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 1/15/37	40,000	43,622
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	59,856
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(a)(b)	83,000	94,090
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,911
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,227
Prologis LP
2.25%, 1/15/32	22,000	19,385
Prudential Financial, Inc.
3.70%, 3/13/51	11,000	8,335
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	36,408
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	62,000	52,139
Public Service Enterprise Group, Inc.
5.85%, 11/15/27(b)	17,000	17,605
5.40%, 3/15/35	43,000	44,394
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,444
Quanta Services, Inc.
2.35%, 1/15/32	36,000	31,653
Quest Diagnostics, Inc.
2.95%, 6/30/30(b)	40,000	37,694
Regency Centers LP
5.25%, 1/15/34	26,000	26,730
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,838
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	43,107
Royalty Pharma PLC
3.30%, 9/2/40	80,000	61,572
3.55%, 9/2/50(b)	10,000	7,035
RTX Corp.
1.90%, 9/1/31	8,000	6,969
4.50%, 6/1/42	20,000	18,109
4.15%, 5/15/45	34,000	28,711
4.63%, 11/16/48	52,000	46,039
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,659
Salesforce, Inc.
2.90%, 7/15/51(b)	25,000	16,436
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	49,000	43,275
5.40%, 4/15/35	34,000	35,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
Sempra
6.00%, 10/15/39	$73,000	$76,153
Sherwin-Williams Co.
3.80%, 8/15/49	7,000	5,371
Southern Co.
4.25%, 7/1/36	36,000	33,497
4.40%, 7/1/46	13,000	11,090
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	7,192
4.95%, 9/15/34	35,000	35,151
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	8,698
Stanley Black & Decker, Inc.
4.25%, 11/15/28	14,000	14,030
Starbucks Corp.
4.00%, 11/15/28	9,000	8,991
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,392
Steel Dynamics, Inc.
5.00%, 12/15/26	132,000	132,184
Synchrony Financial
3.95%, 12/1/27	60,000	59,311
Sysco Corp.
5.95%, 4/1/30(b)	58,000	61,508
Target Corp.
2.50%, 4/15/26	6,000	5,953
2.65%, 9/15/30	20,000	18,670
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	33,243
Thermo Fisher Scientific, Inc.
2.60%, 10/1/29(b)	19,000	17,974
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	27,935
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	25,359
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	101,000	95,229
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	92,000	99,690
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,999
5.10%, 9/28/48	52,000	48,143
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	154,000	160,320
3.00%, 7/30/29	24,000	22,979
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,521
3.84%, 3/20/60	5,000	3,707
2.97%, 9/16/62	76,000	45,647
3.80%, 4/6/71	21,000	14,852
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	33,119
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	132,832
2.00%, 5/15/30	50,000	45,341
5.35%, 2/15/33	25,000	26,152
4.50%, 4/15/33(b)	27,000	26,735
4.63%, 7/15/35	26,000	25,677
5.80%, 3/15/36	33,000	35,374
3.50%, 8/15/39	8,000	6,679
5.63%, 7/15/54	51,000	50,779
6.05%, 2/15/63	24,000	25,129
5.20%, 4/15/63	28,000	25,659
Valero Energy Corp.
6.63%, 6/15/37	30,000	33,297
Valero Energy Partners LP
4.50%, 3/15/28(b)	23,000	23,189
Verizon Communications, Inc.
4.78%, 2/15/35	18,000	17,723
3.85%, 11/1/42	9,000	7,338
4.00%, 3/22/50	8,000	6,321
3.70%, 3/22/61	10,000	7,055
VMware LLC
1.40%, 8/15/26	63,000	61,617
Walmart, Inc.
4.00%, 4/11/43	15,000	13,168
Walt Disney Co.
6.40%, 12/15/35	39,000	44,345
Waste Connections, Inc.
3.50%, 5/1/29(b)	37,000	36,363
Waste Management, Inc.
2.00%, 6/1/29	20,000	18,634
WEC Energy Group, Inc.
1.80%, 10/15/30	5,000	4,427
Wells Fargo & Co.
3.00%, 10/23/26	37,000	36,624
4.30%, 7/22/27	23,000	23,086
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	36,000	35,685
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	166,000	168,013
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	34,000	35,242
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	36,000	33,518
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	14,000	14,228
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	53,000	55,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

Investments	Principal Amount	Value
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	$85,000	$89,320
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	32,000	35,580
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	34,000	35,475
4.90%, 11/17/45(b)	19,000	17,333
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	38,000	35,551
Western Midstream Operating LP
6.35%, 1/15/29	54,000	56,849
Westlake Corp.
2.88%, 8/15/41	48,000	33,073
3.38%, 8/15/61	7,000	4,241
Weyerhaeuser Co.
7.38%, 3/15/32	32,000	36,662
Willis North America, Inc.
3.88%, 9/15/49	46,000	34,952
WRKCo, Inc.
4.20%, 6/1/32	10,000	9,726
Wyeth LLC
6.50%, 2/1/34(b)	57,000	64,499
Xylem, Inc.
4.38%, 11/1/46	5,000	4,249
Zoetis, Inc.
3.00%, 9/12/27	50,000	49,138
Total United States		17,437,977
TOTAL CORPORATE BONDS
(Cost: $17,673,509)		17,744,165
U.S. GOVERNMENT OBLIGATIONS — 0.1%
U.S. Treasury Bond — 0.1%
4.75%, 5/15/55
(Cost: $13,489)	13,700	13,746
	Shares
MUTUAL FUND — 0.7%
United States — 0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost: $135,461)	135,461	135,461
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.3%
United States — 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d)
(Cost: $601,980)	601,980	$601,980
TOTAL INVESTMENTS IN SECURITIES — 102.2% (Cost: $18,424,439)		18,495,352
Other Liabilities less Assets — (2.2)%		(392,630)
NET ASSETS — 100.0%		$18,102,722

(a)	Rate shown reflects the accrual rate as of September 30, 2025 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,600,377 and the total market value of the collateral held by the Fund was $1,653,706. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,051,726.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Corporate Bond Fund (QIG)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$17,744,165	$–	$17,744,165
U.S. Government Obligations	–	13,746	–	13,746
Mutual Fund	–	135,461	–	135,461
Investment of Cash Collateral for Securities Loaned	–	601,980	–	601,980
Total Investments in Securities	$–	$18,495,352	$–	$18,495,352

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 96.7%
Canada — 0.1%
Ritchie Bros. Holdings, Inc.
7.75%, 3/15/31(a)	$134,000	$140,449
United States — 96.6%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	143,000	147,553
ACCO Brands Corp.
4.25%, 3/15/29(a)(b)	446,000	403,294
AdaptHealth LLC
4.63%, 8/1/29(a)(b)	773,000	734,666
ADT Security Corp.
4.13%, 8/1/29(a)	516,000	499,580
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	57,000	58,166
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	274,000	272,642
3.50%, 3/15/29(a)	420,000	399,549
4.88%, 2/15/30(a)	669,000	658,014
Allison Transmission, Inc.
3.75%, 1/30/31(a)	420,000	388,355
Ally Financial, Inc.
6.70%, 2/14/33	344,000	359,410
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	255,000	255,464
AMC Networks, Inc.
10.25%, 1/15/29(a)	715,000	754,107
4.25%, 2/15/29(b)	21,000	18,386
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	541,000	514,545
ANGI Group LLC
3.88%, 8/15/28(a)(b)	396,000	373,789
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	17,000	17,015
6.63%, 2/1/32(a)	145,000	149,486
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(a)(b)	545,000	551,986
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	573,000	551,333
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	396,000	381,130
AppLovin Corp.
5.95%, 12/1/54	350,000	354,435
Aramark Services, Inc.
5.00%, 2/1/28(a)	445,000	443,368
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	161,000	161,544
6.63%, 9/1/32(a)	470,000	482,642
Arcosa, Inc.
6.88%, 8/15/32(a)	186,000	194,409
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	399,000	387,461
5.00%, 2/15/32(a)	393,000	377,818
ASGN, Inc.
4.63%, 5/15/28(a)(b)	279,000	274,126
Avient Corp.
7.13%, 8/1/30(a)	256,000	263,297
6.25%, 11/1/31(a)	220,000	223,546
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 3/1/29(a)	905,000	883,249
8.25%, 1/15/30(a)	825,000	856,205
8.00%, 2/15/31(a)	373,000	385,768
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	459,000	436,033
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(a)	387,000	402,362
Bath & Body Works, Inc.
6.63%, 10/1/30(a)	87,000	89,074
BellRing Brands, Inc.
7.00%, 3/15/30(a)	106,000	109,598
Block, Inc.
3.50%, 6/1/31(b)	240,000	223,574
6.50%, 5/15/32	271,000	280,739
Boyd Gaming Corp.
4.75%, 12/1/27	144,000	143,577
4.75%, 6/15/31(a)	681,000	657,176
Bread Financial Holdings, Inc.
9.75%, 3/15/29(a)	630,000	673,146
Brink's Co.
4.63%, 10/15/27(a)	30,000	29,803
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	1,216,000	1,144,744
6.38%, 6/15/32(a)	461,000	476,901
Burford Capital Global Finance LLC
9.25%, 7/1/31(a)	300,000	319,029
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	945,000	904,050
7.00%, 2/15/30(a)	433,000	445,643
6.00%, 10/15/32(a)(b)	590,000	581,288
California Resources Corp.
8.25%, 6/15/29(a)	771,000	804,663
Carnival Corp.
6.00%, 5/1/29(a)	331,000	336,139
5.75%, 3/15/30(a)	445,000	454,784
5.88%, 6/15/31(a)	310,000	318,011
6.13%, 2/15/33(a)	475,000	487,451
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	110,000	109,041
4.75%, 3/1/30(a)	375,000	360,012
4.50%, 8/15/30(a)	600,000	567,072

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
4.75%, 2/1/32(a)	$520,000	$481,240
4.50%, 5/1/32(b)	323,000	294,142
Centene Corp.
4.25%, 12/15/27	965,000	948,921
4.63%, 12/15/29	946,000	918,070
3.38%, 2/15/30	970,000	893,498
3.00%, 10/15/30	585,000	522,967
2.50%, 3/1/31	905,000	780,216
Central Garden & Pet Co.
4.13%, 10/15/30(b)	268,000	255,119
CF Industries, Inc.
5.15%, 3/15/34	1,000	1,009
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	369,000	361,577
4.00%, 3/15/31(a)	200,000	186,352
Chart Industries, Inc.
7.50%, 1/1/30(a)	349,000	363,870
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	935,000	843,606
6.48%, 10/23/45	479,000	474,246
3.70%, 4/1/51(b)	1,436,000	948,590
Chord Energy Corp.
6.75%, 3/15/33(a)	420,000	425,646
CHS/Community Health Systems, Inc.
6.88%, 4/15/29(a)	790,000	629,109
5.25%, 5/15/30(a)	1,169,000	1,059,013
4.75%, 2/15/31(a)	761,000	658,205
10.88%, 1/15/32(a)	1,097,000	1,162,975
Churchill Downs, Inc.
5.50%, 4/1/27(a)	6,000	5,997
4.75%, 1/15/28(a)	470,000	464,269
5.75%, 4/1/30(a)	486,000	486,343
Cinemark USA, Inc.
5.25%, 7/15/28(a)	536,000	533,974
7.00%, 8/1/32(a)(b)	145,000	151,232
Clean Harbors, Inc.
4.88%, 7/15/27(a)	169,000	168,961
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	550,000	543,699
3.75%, 2/15/31(a)	648,000	595,241
Clue Opco LLC
9.50%, 10/15/31(a)	435,000	465,572
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	342,000	346,594
6.88%, 1/15/30(a)	215,000	221,219
8.75%, 4/15/30(a)	926,000	951,899
6.75%, 4/15/32(a)	640,000	657,673
CNX Resources Corp.
6.00%, 1/15/29(a)	494,000	495,872
7.38%, 1/15/31(a)	185,000	191,655
Coherent Corp.
5.00%, 12/15/29(a)	332,000	327,867
Coinbase Global, Inc.
3.38%, 10/1/28(a)	842,000	799,963
3.63%, 10/1/31(a)	175,000	156,290
CommScope LLC
8.25%, 3/1/27(a)	843,000	853,270
7.13%, 7/1/28(a)	670,000	673,361
4.75%, 9/1/29(a)	1,016,000	1,010,046
9.50%, 12/15/31(a)	230,000	238,239
CommScope Technologies LLC
5.00%, 3/15/27(a)	720,000	715,291
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	311,000	311,966
Comstock Resources, Inc.
6.75%, 3/1/29(a)	905,000	904,108
5.88%, 1/15/30(a)	955,000	920,939
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)	191,000	198,664
CoreCivic, Inc.
8.25%, 4/15/29	210,000	222,020
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	420,000	416,615
7.50%, 12/15/33(a)	305,000	331,291
Credit Acceptance Corp.
9.25%, 12/15/28(a)(b)	684,000	719,694
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	157,000	149,641
Crown Americas LLC
5.25%, 4/1/30	325,000	329,720
CSC Holdings LLC
5.50%, 4/15/27(a)	1,085,000	1,031,511
5.38%, 2/1/28(a)	670,000	591,488
11.25%, 5/15/28(a)	585,000	541,956
4.13%, 12/1/30(a)	812,000	533,119
3.38%, 2/15/31(a)	525,000	339,570
4.50%, 11/15/31(a)	1,010,000	659,335
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	240,000	242,422
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	329,000	328,905
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	525,000	542,695
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	880,000	926,645
Darling Ingredients, Inc.
6.00%, 6/15/30(a)(b)	289,000	292,553
DaVita, Inc.
4.63%, 6/1/30(a)	1,153,000	1,105,837
3.75%, 2/15/31(a)	949,000	869,970
6.88%, 9/1/32(a)	369,000	381,727

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	$838,000	$874,711
Delta Air Lines, Inc.
7.38%, 1/15/26	80,000	80,480
Directv Financing LLC
8.88%, 2/1/30(a)	803,000	796,749
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 2/15/31(a)	965,000	965,802
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(a)(b)	392,000	391,867
Discovery Communications LLC
4.13%, 5/15/29	1,070,000	1,033,551
3.63%, 5/15/30	405,000	375,654
Diversified Healthcare Trust
4.38%, 3/1/31	435,000	384,721
Dycom Industries, Inc.
4.50%, 4/15/29(a)	213,000	208,168
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	364,000	363,287
4.13%, 4/1/29(a)	336,000	320,084
Elanco Animal Health, Inc.
6.65%, 8/28/28	329,000	342,945
Elastic NV
4.13%, 7/15/29(a)	243,000	233,419
Element Solutions, Inc.
3.88%, 9/1/28(a)	231,000	224,356
Embecta Corp.
5.00%, 2/15/30(a)(b)	152,000	143,994
Encompass Health Corp.
4.50%, 2/1/28	144,000	142,848
4.75%, 2/1/30	135,000	133,628
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	610,000	649,522
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	547,000	585,421
Enova International, Inc.
9.13%, 8/1/29(a)	468,000	490,619
Entegris, Inc.
5.95%, 6/15/30(a)	155,000	157,438
Esab Corp.
6.25%, 4/15/29(a)	110,000	113,159
Excelerate Energy LP
8.00%, 5/15/30(a)	615,000	655,034
Fair Isaac Corp.
4.00%, 6/15/28(a)	172,000	167,379
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	679,000	646,676
6.75%, 1/15/30(a)	1,330,000	1,250,070
FirstCash, Inc.
4.63%, 9/1/28(a)	354,000	348,458
5.63%, 1/1/30(a)	235,000	235,144
Fluor Corp.
4.25%, 9/15/28(b)	77,000	76,322
Ford Motor Co.
3.25%, 2/12/32	689,000	602,318
4.75%, 1/15/43	229,000	182,702
Ford Motor Credit Co. LLC
4.95%, 5/28/27	300,000	299,650
7.35%, 11/4/27	190,000	198,214
6.80%, 11/7/28	420,000	438,757
5.80%, 3/8/29	600,000	609,205
5.11%, 5/3/29	735,000	730,077
4.00%, 11/13/30	555,000	516,080
6.13%, 3/8/34	540,000	542,968
Forestar Group, Inc.
6.50%, 3/15/33(a)	365,000	373,083
FTAI Aviation Investors LLC
5.50%, 5/1/28(a)	234,000	234,369
7.00%, 5/1/31(a)	285,000	298,629
Gap, Inc.
3.88%, 10/1/31(a)	722,000	657,671
Gates Corp.
6.88%, 7/1/29(a)	210,000	218,143
GCI LLC
4.75%, 10/15/28(a)	377,000	366,901
Gen Digital, Inc.
6.75%, 9/30/27(a)	232,000	235,797
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	545,000	549,769
8.88%, 4/15/30	825,000	875,261
8.00%, 5/15/33	845,000	885,134
GEO Group, Inc.
8.63%, 4/15/29	515,000	545,776
10.25%, 4/15/31	560,000	616,564
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	544,000	538,049
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	475,000	505,263
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	162,000	165,203
4.00%, 1/15/31	203,000	194,233
5.63%, 9/15/34	438,000	443,711
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	339,000	321,789
Graphic Packaging International LLC
6.38%, 7/15/32(a)	140,000	142,405
Griffon Corp.
5.75%, 3/1/28	632,000	632,194
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	406,000	394,898
6.38%, 1/15/30(a)	241,000	246,888

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
Gulfport Energy Operating Corp.
6.75%, 9/1/29(a)	$363,000	$372,943
Hanesbrands, Inc.
9.00%, 2/15/31(a)	182,000	192,902
HealthEquity, Inc.
4.50%, 10/1/29(a)	229,000	222,399
Hess Midstream Operations LP
5.13%, 6/15/28(a)	241,000	240,954
4.25%, 2/15/30(a)	60,000	58,246
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	215,000	206,979
4.88%, 1/15/30	286,000	284,470
4.00%, 5/1/31(a)	435,000	412,080
3.63%, 2/15/32(a)	20,000	18,312
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	802,000	771,988
4.88%, 7/1/31(a)	359,000	334,911
6.63%, 1/15/32(a)	452,000	459,282
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	760,000	829,179
4.88%, 6/1/29(a)	599,000	527,143
Hologic, Inc.
3.25%, 2/15/29(a)	288,000	278,504
Ingevity Corp.
3.88%, 11/1/28(a)	276,000	265,449
IQVIA, Inc.
5.00%, 5/15/27(a)	400,000	399,271
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	225,000	222,697
4.50%, 6/1/31(a)	356,000	336,359
Kinetik Holdings LP
5.88%, 6/15/30(a)	211,000	212,455
Kodiak Gas Services LLC
7.25%, 2/15/29(a)	450,000	467,137
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	338,000	335,293
4.75%, 6/15/29(a)	205,000	201,492
7.00%, 7/15/31(a)	156,000	164,038
Lamar Media Corp.
3.75%, 2/15/28	152,000	148,105
3.63%, 1/15/31	440,000	409,975
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	129,000	128,840
4.13%, 1/31/30(a)	60,000	57,713
Level 3 Financing, Inc.
4.88%, 6/15/29(a)	200,000	189,816
4.50%, 4/1/30(a)(b)	985,000	903,432
Levi Strauss & Co.
3.50%, 3/1/31(a)(b)	168,000	156,165
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	179,000	183,983
7.50%, 9/1/31(a)	145,000	151,038
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	491,000	487,954
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	306,000	295,314
Matador Resources Co.
6.88%, 4/15/28(a)	227,000	231,964
6.50%, 4/15/32(a)	492,000	498,273
6.25%, 4/15/33(a)	491,000	494,810
Match Group Holdings II LLC
4.63%, 6/1/28(a)	158,000	155,417
3.63%, 10/1/31(a)	261,000	236,761
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	434,000	460,927
Methanex US Operations, Inc.
6.25%, 3/15/32(a)	480,000	488,858
MGM Resorts International
5.50%, 4/15/27	553,000	556,967
4.75%, 10/15/28(b)	295,000	293,097
6.50%, 4/15/32(b)	520,000	530,276
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	785,000	780,212
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	539,000	524,986
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	375,000	366,281
3.88%, 11/15/30(a)	897,000	830,722
Moog, Inc.
4.25%, 12/15/27(a)	267,000	263,192
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	870,000	760,089
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,130,000	1,095,423
4.63%, 8/1/29	886,000	735,906
3.50%, 3/15/31	1,205,000	885,041
8.50%, 2/15/32(a)	800,000	851,929
Murphy Oil Corp.
6.00%, 10/1/32(b)	397,000	391,832
Murphy Oil USA, Inc.
3.75%, 2/15/31(a)	267,000	248,517
Mylan, Inc.
5.20%, 4/15/48	550,000	451,588
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	39,000	39,000
5.75%, 11/15/31(a)	284,000	287,894
Navient Corp.
5.00%, 3/15/27	80,000	79,743
4.88%, 3/15/28	246,000	241,717
5.50%, 3/15/29(b)	660,000	647,710
9.38%, 7/25/30	465,000	514,013
11.50%, 3/15/31(b)	400,000	451,780
7.88%, 6/15/32(b)	320,000	337,591
NCR Atleos Corp.
9.50%, 4/1/29(a)	703,000	761,775

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
NCR Voyix Corp.
5.00%, 10/1/28(a)	$248,000	$244,475
Newell Brands, Inc.
6.38%, 9/15/27	770,000	782,800
8.50%, 6/1/28(a)	346,000	367,181
6.63%, 9/15/29(b)	617,000	621,289
6.63%, 5/15/32(b)	950,000	938,248
Nexstar Media, Inc.
4.75%, 11/1/28(a)(b)	930,000	908,430
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	674,000	691,906
8.38%, 2/15/32(a)	1,235,000	1,268,406
Noble Finance II LLC
8.00%, 4/15/30(a)	974,000	1,009,096
Nordstrom, Inc.
4.38%, 4/1/30	318,000	299,542
NRG Energy, Inc.
5.25%, 6/15/29(a)	387,000	386,301
5.75%, 7/15/29(a)	359,000	359,663
3.63%, 2/15/31(a)	656,000	606,946
6.00%, 2/1/33(a)	505,000	513,107
6.25%, 11/1/34(a)	482,000	494,431
NuStar Logistics LP
6.38%, 10/1/30	401,000	415,624
Occidental Petroleum Corp.
8.88%, 7/15/30	275,000	317,710
5.38%, 1/1/32	945,000	961,486
5.55%, 10/1/34	926,000	939,718
6.45%, 9/15/36	950,000	1,009,254
6.20%, 3/15/40	385,000	391,635
6.60%, 3/15/46	351,000	366,715
ON Semiconductor Corp.
3.88%, 9/1/28(a)	178,000	172,889
OneMain Finance Corp.
7.13%, 3/15/26	138,000	139,572
6.63%, 1/15/28	617,000	632,378
5.38%, 11/15/29	905,000	897,174
7.88%, 3/15/30	595,000	629,846
4.00%, 9/15/30(b)	929,000	864,471
7.13%, 11/15/31(b)	570,000	592,090
6.75%, 3/15/32	140,000	142,371
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	96,000	95,559
4.25%, 1/15/29(a)	256,000	246,230
4.63%, 3/15/30(a)(b)	486,000	467,826
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	317,000	316,940
7.25%, 5/15/31(a)(b)	533,000	543,041
Paramount Global
4.20%, 6/1/29	604,000	593,994
4.95%, 1/15/31	1,080,000	1,067,784
4.38%, 3/15/43	1,087,000	839,237
4.95%, 5/19/50	720,000	572,206
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(c)	430,000	423,893
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	624,000	622,594
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	404,000	403,661
4.88%, 5/15/29(a)	535,000	521,871
7.00%, 2/1/30(a)	290,000	299,101
Patrick Industries, Inc.
6.38%, 11/1/32(a)	377,000	382,689
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	598,000	595,544
9.88%, 3/15/30(a)	715,000	749,874
7.88%, 9/15/30(a)(b)	574,000	567,262
Penske Automotive Group, Inc.
3.75%, 6/15/29(b)	136,000	129,921
Performance Food Group, Inc.
5.50%, 10/15/27(a)	54,000	54,049
4.25%, 8/1/29(a)	640,000	622,631
6.13%, 9/15/32(a)	230,000	235,884
Permian Resources Operating LLC
8.00%, 4/15/27(a)	85,000	86,494
7.00%, 1/15/32(a)	577,000	599,885
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/1/29(a)	450,000	456,509
Phinia, Inc.
6.75%, 4/15/29(a)	196,000	202,345
Post Holdings, Inc.
4.63%, 4/15/30(a)	843,000	814,152
4.50%, 9/15/31(a)	1,159,000	1,084,586
6.25%, 2/15/32(a)	165,000	169,743
6.38%, 3/1/33(a)	1,015,000	1,026,568
Prestige Brands, Inc.
3.75%, 4/1/31(a)	323,000	297,780
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	150,000	150,687
6.25%, 1/15/28(a)	213,000	213,223
Primo Water Holdings Inc/Triton Water Holdings, Inc.
4.38%, 4/30/29(a)	427,000	414,799
PROG Holdings, Inc.
6.00%, 11/15/29(a)	463,000	455,180
PTC, Inc.
4.00%, 2/15/28(a)	136,000	133,358
Qorvo, Inc.
4.38%, 10/15/29	200,000	196,229
QXO Building Products, Inc.
6.75%, 4/30/32(a)	965,000	1,002,620
Range Resources Corp.
4.75%, 2/15/30(a)	203,000	198,896

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
Regal Rexnord Corp.
6.05%, 4/15/28	$43,000	$44,502
6.30%, 2/15/30	559,000	592,795
6.40%, 4/15/33	416,000	446,690
Resideo Funding, Inc.
6.50%, 7/15/32(a)	173,000	177,439
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29(a)	406,000	398,410
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	424,000	400,722
ROBLOX Corp.
3.88%, 5/1/30(a)	406,000	387,842
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)(b)	242,000	235,480
Ryan Specialty LLC
5.88%, 8/1/32(a)(b)	175,000	177,162
Sabra Health Care LP
3.20%, 12/1/31	115,000	104,546
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32(b)	335,000	348,676
SBA Communications Corp.
3.13%, 2/1/29	174,000	163,026
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	695,000	646,241
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	146,000	148,192
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)(b)	402,000	396,074
Sensata Technologies BV
4.00%, 4/15/29(a)	615,000	591,116
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	389,000	359,516
Service Corp. International
3.38%, 8/15/30	832,000	771,975
4.00%, 5/15/31	217,000	204,960
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 8/15/32(a)	231,000	238,968
Silgan Holdings, Inc.
4.13%, 2/1/28	121,000	118,247
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	504,000	426,706
4.38%, 12/31/32(a)	553,000	397,619
Sirius XM Radio LLC
5.00%, 8/1/27(a)	407,000	405,739
4.00%, 7/15/28(a)	1,016,000	982,668
5.50%, 7/1/29(a)(b)	767,000	767,558
4.13%, 7/1/30(a)	1,159,000	1,087,655
3.88%, 9/1/31(a)(b)	560,000	508,209
Skyworks Solutions, Inc.
3.00%, 6/1/31	244,000	221,165
SLM Corp.
3.13%, 11/2/26	80,000	78,603
Snap, Inc.
6.88%, 3/1/33(a)	245,000	250,820
Somnigroup International, Inc.
4.00%, 4/15/29(a)	425,000	408,257
3.88%, 10/15/31(a)	617,000	565,922
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	128,000	124,405
4.88%, 11/15/31(a)(b)	660,000	632,068
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	60,000	60,014
6.50%, 6/1/32(a)	95,000	98,307
Stagwell Global LLC
5.63%, 8/15/29(a)	770,000	749,305
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	228,000	226,164
7.25%, 4/1/29(a)	722,000	758,524
6.50%, 10/15/30(a)	230,000	238,482
Station Casinos LLC
4.50%, 2/15/28(a)	358,000	352,177
4.63%, 12/1/31(a)	404,000	381,256
StoneX Group, Inc.
7.88%, 3/1/31(a)	267,000	281,849
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	507,000	482,751
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	278,000	260,090
Sunoco LP
7.25%, 5/1/32(a)	650,000	682,882
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	385,000	376,005
Surgery Center Holdings, Inc.
7.25%, 4/15/32(a)	573,000	589,601
Synchrony Financial
7.25%, 2/2/33	655,000	699,598
Talen Energy Supply LLC
8.63%, 6/1/30(a)	349,000	370,981
Talos Production, Inc.
9.00%, 2/1/29(a)	404,000	419,617
9.38%, 2/1/31(a)(b)	550,000	574,327
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	407,000	406,208
TEGNA, Inc.
4.63%, 3/15/28	770,000	760,272
5.00%, 9/15/29(b)	571,000	568,612
Teleflex, Inc.
4.63%, 11/15/27	139,000	137,842
4.25%, 6/1/28(a)	70,000	68,402
Tenet Healthcare Corp.
6.13%, 10/1/28	81,000	81,163
4.25%, 6/1/29	65,000	63,513
4.38%, 1/15/30	300,000	292,129
6.13%, 6/15/30	728,000	738,465
Tenneco, Inc.
8.00%, 11/17/28(a)	1,135,000	1,137,300

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Principal Amount	Value
Terex Corp.
5.00%, 5/15/29(a)	$244,000	$240,510
6.25%, 10/15/32(a)	385,000	392,505
Thor Industries, Inc.
4.00%, 10/15/29(a)	358,000	339,997
TopBuild Corp.
4.13%, 2/15/32(a)(b)	220,000	206,439
TransDigm, Inc.
4.88%, 5/1/29(b)	639,000	630,219
6.63%, 3/1/32(a)	953,000	982,317
Transocean International Ltd.
8.25%, 5/15/29(a)	861,000	850,324
Travel & Leisure Co.
6.63%, 7/31/26(a)	77,000	77,710
4.50%, 12/1/29(a)	485,000	469,195
TreeHouse Foods, Inc.
4.00%, 9/1/28(b)	376,000	364,882
TriNet Group, Inc.
3.50%, 3/1/29(a)	307,000	288,178
TTM Technologies, Inc.
4.00%, 3/1/29(a)	242,000	233,094
Twilio, Inc.
3.63%, 3/15/29	167,000	159,320
3.88%, 3/15/31	225,000	211,817
U.S. Foods, Inc.
6.88%, 9/15/28(a)	112,000	115,616
4.75%, 2/15/29(a)	274,000	270,398
4.63%, 6/1/30(a)	315,000	308,393
5.75%, 4/15/33(a)	175,000	176,300
Under Armour, Inc.
3.25%, 6/15/26	1,000	990
United Natural Foods, Inc.
6.75%, 10/15/28(a)	414,000	413,930
United Rentals North America, Inc.
3.88%, 11/15/27	145,000	142,972
4.88%, 1/15/28	153,000	152,696
4.00%, 7/15/30	212,000	202,940
3.88%, 2/15/31	290,000	274,501
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	86,000	86,046
7.13%, 3/15/29(a)	680,000	702,886
Vail Resorts, Inc.
6.50%, 5/15/32(a)(b)	86,000	89,055
Valvoline, Inc.
3.63%, 6/15/31(a)	288,000	264,111
VF Corp.
2.80%, 4/23/27	190,000	184,608
2.95%, 4/23/30(b)	665,000	586,070
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	291,000	301,201
Viatris, Inc.
2.30%, 6/22/27	830,000	799,027
2.70%, 6/22/30	555,000	499,845
3.85%, 6/22/40	1,230,000	937,882
4.00%, 6/22/50	1,365,000	932,559
Victoria's Secret & Co.
4.63%, 7/15/29(a)	491,000	469,517
Viking Cruises Ltd.
9.13%, 7/15/31(a)	175,000	188,101
Vistra Operations Co. LLC
5.00%, 7/31/27(a)	259,000	258,779
4.38%, 5/1/29(a)	160,000	156,824
7.75%, 10/15/31(a)	760,000	805,985
6.88%, 4/15/32(a)	110,000	115,137
VOC Escrow Ltd.
5.00%, 2/15/28(a)	390,000	389,338
Warnermedia Holdings, Inc.
4.05%, 3/15/29	815,000	786,873
5.14%, 3/15/52	1,650,000	1,230,797
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	554,000	562,576
6.63%, 3/15/32(a)	341,000	355,010
WEX, Inc.
6.50%, 3/15/33(a)	270,000	276,194
Whirlpool Corp.
4.75%, 2/26/29(b)	495,000	488,754
4.60%, 5/15/50	446,000	333,731
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	179,000	176,174
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	469,000	429,887
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	213,000	208,257
XHR LP
4.88%, 6/1/29(a)	273,000	267,733
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	672,000	662,884
4.50%, 9/15/27(a)	315,000	309,272
7.25%, 1/15/29(a)(b)	611,000	627,376
8.38%, 1/15/31(a)(b)	918,000	964,078
8.63%, 3/15/33(a)	725,000	761,084
XPO, Inc.
7.13%, 2/1/32(a)	90,000	94,618
Yum! Brands, Inc.
3.63%, 3/15/31	127,000	118,782
Zebra Technologies Corp.
6.50%, 6/1/32(a)	100,000	102,806
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)(b)	349,000	330,758
Total United States		197,505,119
TOTAL CORPORATE BONDS
(Cost: $193,093,167)		197,645,568
	Shares
MUTUAL FUND — 1.9%
United States — 1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost: $3,882,825)	3,882,825	3,882,825

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.5%
United States — 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d)
(Cost: $3,047,531)	3,047,531	$3,047,531
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $200,023,523)		204,575,924
Other Liabilities less Assets — (0.1)%		(117,311)
NET ASSETS — 100.0%		$204,458,613

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,462,405 and the total market value of the collateral held by the Fund was $23,306,934. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,259,403.
(c)	Rate shown reflects the accrual rate as of September 30, 2025 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$13,500,000	$13,500,000	$—	$—	$ – ^	$3,729

^	As of September 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)
WisdomTree U.S. High Yield Corporate Bond Fund (QHY)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$197,645,568	$–	$197,645,568
Mutual Fund	–	3,882,825	–	3,882,825
Investment of Cash Collateral for Securities Loaned	–	3,047,531	–	3,047,531
Total Investments in Securities	$–	$204,575,924	$–	$204,575,924

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
CORPORATE BONDS — 98.6%
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30	$67,000	$65,247
Germany — 1.3%
Deutsche Bank AG
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	374,000	392,847
6.82%, 11/20/29, (6.819% fixed rate until 11/20/28; Secured Overnight Financing Rate + 2.51% thereafter)(a)	150,000	160,490
Total Germany		553,337
Switzerland — 0.7%
ABB Finance USA, Inc.
3.80%, 4/3/28	39,000	39,183
UBS AG
7.50%, 2/15/28	250,000	269,211
Total Switzerland		308,394
United Kingdom — 0.4%
Astrazeneca Finance LLC
4.90%, 3/3/30	118,000	121,637
BAT Capital Corp.
3.56%, 8/15/27	64,000	63,358
Total United Kingdom		184,995
United States — 96.0%
3M Co.
2.88%, 10/15/27(b)	82,000	80,357
AbbVie, Inc.
2.95%, 11/21/26	66,000	65,264
3.20%, 11/21/29	203,000	195,851
Adobe, Inc.
2.30%, 2/1/30	96,000	89,357
AEP Texas, Inc.
3.95%, 6/1/28	101,000	100,323
5.45%, 5/15/29	81,000	84,072
Air Products & Chemicals, Inc.
2.05%, 5/15/30	136,000	124,237
Albemarle Corp.
4.65%, 6/1/27	68,000	68,121
Allstate Corp.
3.28%, 12/15/26	58,000	57,447
Ally Financial, Inc.
4.75%, 6/9/27	88,000	88,556
7.10%, 11/15/27	4,000	4,209
2.20%, 11/2/28	120,000	112,142
Altria Group, Inc.
4.80%, 2/14/29	140,000	142,236
Amazon.com, Inc.
3.15%, 8/22/27	69,000	68,266
Amcor Flexibles North America, Inc.
5.10%, 3/17/30	234,000	239,565
Ameren Corp.
1.95%, 3/15/27	68,000	65,959
5.00%, 1/15/29	20,000	20,468
American Express Co.
2.55%, 3/4/27	67,000	65,702
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	71,000	71,699
5.04%, 7/26/28, (5.043% fixed rate until 7/26/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	108,000	109,896
American Homes 4 Rent LP
4.25%, 2/15/28	93,000	92,867
American Honda Finance Corp.
5.65%, 11/15/28(b)	62,000	64,666
4.90%, 3/13/29	40,000	40,861
American Water Capital Corp.
2.80%, 5/1/30	79,000	74,468
Amgen, Inc.
2.20%, 2/21/27	29,000	28,299
3.20%, 11/2/27	116,000	114,114
5.15%, 3/2/28	137,000	140,210
1.65%, 8/15/28	76,000	71,064
4.05%, 8/18/29	36,000	35,851
2.45%, 2/21/30	143,000	132,506
5.25%, 3/2/30	117,000	121,352
Amphenol Corp.
2.80%, 2/15/30	95,000	89,938
Amrize Finance U.S. LLC
4.95%, 4/7/30(c)	95,000	97,134
Analog Devices, Inc.
3.45%, 6/15/27	78,000	77,389
Aon Corp.
3.75%, 5/2/29	100,000	98,592
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	3,000	2,943
Apollo Debt Solutions BDC
6.90%, 4/13/29	51,000	53,641
Apple, Inc.
1.20%, 2/8/28(b)	87,000	82,032
Arch Capital Finance LLC
4.01%, 12/15/26	28,000	27,968
Arrow Electronics, Inc.
5.15%, 8/21/29	57,000	58,379
Athene Holding Ltd.
4.13%, 1/12/28	97,000	96,837
Atmos Energy Corp.
3.00%, 6/15/27	7,000	6,906
Automatic Data Processing, Inc.
1.70%, 5/15/28	3,000	2,841
AutoZone, Inc.
3.75%, 4/18/29	130,000	128,027
5.10%, 7/15/29	30,000	30,876
AvalonBay Communities, Inc.
3.35%, 5/15/27	35,000	34,620
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/7/29	52,000	50,113

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
Bank of America Corp.
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	$89,000	$88,828
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	38,000	37,851
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	67,000	65,672
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	354,000	346,810
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	321,000	318,918
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	67,263
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	90,200
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	6,000	5,906
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	98,000	97,560
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	294,000	301,396
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	157,000	148,728
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	144,332
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	225,000	223,409
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	137,000	132,032
Bank of New York Mellon Corp.
3.40%, 1/29/28(b)	9,000	8,904
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	121,000	120,202
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	118,000	121,310
Baxter International, Inc.
1.92%, 2/1/27	61,000	59,165
Becton Dickinson & Co.
4.69%, 2/13/28	30,000	30,384
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	70,000	68,763
BGC Group, Inc.
6.60%, 6/10/29	97,000	101,057
Biogen, Inc.
2.25%, 5/1/30	137,000	125,054
Black Hills Corp.
3.05%, 10/15/29	73,000	69,422
Blackstone Private Credit Fund
5.95%, 7/16/29	95,000	97,868
Blackstone Secured Lending Fund
2.13%, 2/15/27	68,000	65,807
2.85%, 9/30/28	107,000	101,402
Blue Owl Capital Corp.
2.88%, 6/11/28(b)	213,000	201,559
Blue Owl Credit Income Corp.
7.75%, 1/15/29	81,000	86,969
6.60%, 9/15/29	112,000	116,809
Blue Owl Technology Finance Corp.
6.75%, 4/4/29	83,000	85,663
BorgWarner, Inc.
2.65%, 7/1/27	98,000	95,537
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	74,613
4.23%, 11/6/28	40,000	40,200
Bristol-Myers Squibb Co.
3.90%, 2/20/28	77,000	77,038
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	66,000	66,000
Broadcom, Inc.
3.46%, 9/15/26	50,000	49,777
4.11%, 9/15/28	51,000	51,191
4.75%, 4/15/29	95,000	96,948
5.05%, 7/12/29	141,000	145,275
4.35%, 2/15/30	132,000	132,695
4.60%, 7/15/30	130,000	131,987
Brunswick Corp.
5.85%, 3/18/29(b)	57,000	58,972
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	85,000	84,522
4.10%, 1/7/28	14,000	14,018
4.20%, 9/17/29	3,000	2,992
Campbell's Company/The
5.20%, 3/21/29	93,000	95,577
Capital One Financial Corp.
3.75%, 3/9/27	65,000	64,638
3.80%, 1/31/28	174,000	172,664
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	27,000	28,328
Cardinal Health, Inc.
5.00%, 11/15/29	127,000	130,300
Carrier Global Corp.
2.49%, 2/15/27	67,000	65,604
2.72%, 2/15/30	140,000	131,300
Caterpillar Financial Services Corp.
4.70%, 11/15/29	255,000	261,332
CBRE Services, Inc.
5.50%, 4/1/29	28,000	29,069

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
CDW LLC/CDW Finance Corp.
3.25%, 2/15/29	$115,000	$110,211
Cencora, Inc.
2.80%, 5/15/30	106,000	99,349
Charles Schwab Corp.
2.00%, 3/20/28	33,000	31,529
4.00%, 2/1/29	89,000	89,009
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	103,000	100,260
Cheniere Energy Partners LP
4.50%, 10/1/29(b)	73,000	72,829
Chevron Corp.
2.24%, 5/11/30	134,000	124,142
Chevron USA, Inc.
3.25%, 10/15/29	2,000	1,950
Cigna Group
4.38%, 10/15/28	239,000	240,242
5.00%, 5/15/29(b)	83,000	85,194
2.40%, 3/15/30	142,000	131,104
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	79,704
Cisco Systems, Inc.
4.85%, 2/26/29	81,000	83,150
Citigroup, Inc.
4.30%, 11/20/26	43,000	43,094
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	67,000	66,313
4.45%, 9/29/27	158,000	158,680
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	151,000	148,711
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	89,220
4.13%, 7/25/28	91,000	90,925
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	288,000	284,215
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	98,000	97,761
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	151,000	154,989
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	124,000	122,526
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)(b)	106,000	110,518
Clorox Co.
3.10%, 10/1/27	26,000	25,549
3.90%, 5/15/28	7,000	6,979
4.40%, 5/1/29	3,000	3,029
CNA Financial Corp.
3.90%, 5/1/29	73,000	72,128
Coca-Cola Co.
1.00%, 3/15/28	93,000	87,161
Coca-Cola Consolidated, Inc.
5.25%, 6/1/29	35,000	36,215
Comcast Corp.
3.30%, 4/1/27	4,000	3,961
5.35%, 11/15/27	64,000	65,765
3.15%, 2/15/28	45,000	44,202
4.15%, 10/15/28	88,000	88,384
4.55%, 1/15/29	167,000	169,577
2.65%, 2/1/30(b)	141,000	132,287
Comerica, Inc.
4.00%, 2/1/29	95,000	93,861
Concentrix Corp.
6.60%, 8/2/28(b)	47,000	49,213
ConocoPhillips Co.
4.40%, 7/15/27	65,000	65,377
Corebridge Financial, Inc.
3.65%, 4/5/27	66,000	65,458
Costco Wholesale Corp.
1.38%, 6/20/27	52,000	49,985
Coterra Energy, Inc.
4.38%, 3/15/29	98,000	97,842
CSX Corp.
3.80%, 3/1/28	96,000	95,617
4.25%, 3/15/29	6,000	6,028
CVS Health Corp.
3.63%, 4/1/27	67,000	66,440
1.30%, 8/21/27	97,000	91,910
4.30%, 3/25/28	116,000	116,087
3.25%, 8/15/29(b)	220,000	210,923
DCP Midstream Operating LP
5.63%, 7/15/27	59,000	60,313
5.13%, 5/15/29	31,000	31,733
Dell International LLC/EMC Corp.
4.90%, 10/1/26	93,000	93,531
5.30%, 10/1/29	84,000	86,799
5.00%, 4/1/30	120,000	122,965
Delta Air Lines, Inc.
5.25%, 7/10/30	128,000	130,692
Devon Energy Corp.
5.25%, 10/15/27	46,000	46,025
Diamondback Energy, Inc.
3.50%, 12/1/29	115,000	111,102
Discover Bank
2.70%, 2/6/30	250,000	234,303
DOC DR LLC
4.30%, 3/15/27	24,000	24,011
Dollar General Corp.
4.63%, 11/1/27	39,000	39,326
Dollar Tree, Inc.
4.20%, 5/15/28(b)	89,000	88,745
Dominion Energy, Inc.
4.25%, 6/1/28	15,000	15,030
3.38%, 4/1/30, Series C	129,000	123,988
Dow Chemical Co.
7.38%, 11/1/29	88,000	97,716

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
DR Horton, Inc.
1.40%, 10/15/27	$30,000	$28,472
DTE Energy Co.
4.88%, 6/1/28(b)	172,000	175,036
5.10%, 3/1/29	103,000	105,640
5.20%, 4/1/30	125,000	128,853
Duke Energy Carolinas LLC
2.95%, 12/1/26	22,000	21,768
Duke Energy Corp.
4.30%, 3/15/28	164,000	164,841
4.85%, 1/5/29	2,000	2,039
Duke Energy Ohio, Inc.
3.65%, 2/1/29	2,000	1,978
Eastman Chemical Co.
5.00%, 8/1/29	51,000	51,955
Eaton Corp.
4.35%, 5/18/28	21,000	21,247
Ecolab, Inc.
5.25%, 1/15/28	74,000	76,070
Elevance Health, Inc.
4.10%, 3/1/28	252,000	251,908
Eli Lilly & Co.
4.50%, 2/9/27	81,000	81,703
Emerson Electric Co.
1.80%, 10/15/27(b)	59,000	56,635
Enact Holdings, Inc.
6.25%, 5/28/29	79,000	82,671
Energy Transfer LP
4.40%, 3/15/27	47,000	47,161
Entergy Louisiana LLC
3.25%, 4/1/28	92,000	90,562
Enterprise Products Operating LLC
4.15%, 10/16/28	121,000	121,393
EPR Properties
3.75%, 8/15/29	97,000	93,416
EQT Corp.
5.70%, 4/1/28	82,000	84,795
7.00%, 2/1/30	111,000	120,932
Equifax, Inc.
4.80%, 9/15/29	64,000	65,079
Equitable Holdings, Inc.
4.35%, 4/20/28	46,000	46,188
ERP Operating LP
3.25%, 8/1/27	63,000	62,204
Essential Utilities, Inc.
2.70%, 4/15/30	80,000	74,506
Essex Portfolio LP
1.70%, 3/1/28	76,000	71,717
4.00%, 3/1/29	49,000	48,582
Estee Lauder Cos., Inc.
3.15%, 3/15/27	67,000	66,199
4.38%, 5/15/28	6,000	6,045
Eversource Energy
2.90%, 3/1/27	64,000	62,872
5.45%, 3/1/28	10,000	10,274
Exelon Corp.
5.15%, 3/15/28	40,000	40,927
5.15%, 3/15/29	93,000	95,692
Expand Energy Corp.
5.38%, 3/15/30	121,000	123,053
Expedia Group, Inc.
3.80%, 2/15/28	127,000	125,918
3.25%, 2/15/30	138,000	131,877
Extra Space Storage LP
3.88%, 12/15/27	89,000	88,412
3.90%, 4/1/29	58,000	57,206
F&G Annuities & Life, Inc.
6.50%, 6/4/29	59,000	61,574
FactSet Research Systems, Inc.
2.90%, 3/1/27	66,000	64,900
FedEx Corp.
4.20%, 10/17/28(c)	82,000	81,269
Fidelity National Financial, Inc.
4.50%, 8/15/28	34,000	34,165
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	212,000	221,045
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	5,000	5,270
First-Citizens Bank & Trust Co.
6.13%, 3/9/28	19,000	19,729
Fiserv, Inc.
2.25%, 6/1/27(b)	84,000	81,638
3.50%, 7/1/29(b)	126,000	122,513
FMC Corp.
3.20%, 10/1/26	66,000	65,261
Fortune Brands Innovations, Inc.
3.25%, 9/15/29(b)	93,000	89,087
Fox Corp.
4.71%, 1/25/29	102,000	103,371
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	158,000	162,917
5.86%, 3/15/30	100,000	106,033
General Mills, Inc.
4.70%, 1/30/27	65,000	65,511
4.20%, 4/17/28	4,000	4,009
5.50%, 10/17/28(b)	53,000	55,032
Genuine Parts Co.
4.95%, 8/15/29	79,000	80,523
Gilead Sciences, Inc.
2.95%, 3/1/27	66,000	65,090
Global Payments, Inc.
3.20%, 8/15/29	120,000	114,023
2.90%, 5/15/30	118,000	109,263
Goldman Sachs Group, Inc.
5.95%, 1/15/27	64,000	65,609
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	45,842
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	48,316

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	$49,000	$48,591
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	45,000	45,062
Halliburton Co.
2.92%, 3/1/30	132,000	124,463
Hasbro, Inc.
3.50%, 9/15/27	52,000	51,316
HCA, Inc.
4.50%, 2/15/27(b)	66,000	66,139
3.13%, 3/15/27	2,000	1,973
5.63%, 9/1/28	63,000	65,017
4.13%, 6/15/29	153,000	151,745
5.25%, 3/1/30	118,000	121,845
Healthpeak OP LLC
3.50%, 7/15/29	123,000	119,301
HEICO Corp.
5.25%, 8/1/28	47,000	48,235
Hershey Co.
4.25%, 5/4/28	2,000	2,021
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	155,000	155,836
Home Depot, Inc.
2.88%, 4/15/27	72,000	70,972
2.95%, 6/15/29	48,000	46,318
Honeywell International, Inc.
4.25%, 1/15/29	74,000	74,389
2.70%, 8/15/29	94,000	89,542
Howmet Aerospace, Inc.
3.00%, 1/15/29	68,000	65,655
HP, Inc.
4.00%, 4/15/29	99,000	97,862
Humana, Inc.
4.88%, 4/1/30	121,000	122,545
Huntington Bancshares, Inc.
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	126,000	132,632
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	83,000	78,062
Hyatt Hotels Corp.
5.25%, 6/30/29	150,000	154,015
IDEX Corp.
4.95%, 9/1/29	15,000	15,338
Ingersoll Rand, Inc.
5.40%, 8/14/28	87,000	90,005
Ingredion, Inc.
3.20%, 10/1/26	61,000	60,367
Intercontinental Exchange, Inc.
3.10%, 9/15/27	70,000	68,827
International Business Machines Corp.
3.50%, 5/15/29	252,000	246,967
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	72,000	72,517
Intuit, Inc.
5.13%, 9/15/28	31,000	32,013
ITC Holdings Corp.
3.35%, 11/15/27	8,000	7,864
Jabil, Inc.
4.25%, 5/15/27	72,000	72,029
JM Smucker Co.
5.90%, 11/15/28	48,000	50,436
John Deere Capital Corp.
2.35%, 3/8/27	27,000	26,443
4.95%, 7/14/28	170,000	174,619
4.85%, 6/11/29	64,000	65,785
Johnson & Johnson
0.95%, 9/1/27	57,000	54,243
JPMorgan Chase & Co.
2.95%, 10/1/26	49,000	48,543
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	67,250
8.00%, 4/29/27	2,000	2,122
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	256,000	249,539
4.25%, 10/1/27	6,000	6,041
5.04%, 1/23/28, (5.04% fixed rate until 1/23/27; Secured Overnight Financing Rate + 1.19% thereafter)(a)	44,000	44,505
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	102,000	101,561
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	89,579
5.57%, 4/22/28, (5.571% fixed rate until 4/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	126,000	128,796
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	88,242
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	226,000	224,066
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	91,143
4.98%, 7/22/28, (4.979% fixed rate until 7/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	154,000	156,376
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)(b)	137,000	138,840
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	106,000	104,609
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	184,000	183,536
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	18,000	17,079

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	$146,000	$146,315
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	144,271
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(a)	128,000	131,367
Juniper Networks, Inc.
3.75%, 8/15/29	22,000	21,493
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	2,000	2,012
5.05%, 3/15/29	85,000	86,538
3.95%, 4/15/29	111,000	109,221
KeyCorp
4.10%, 4/30/28	108,000	107,871
2.55%, 10/1/29(b)	73,000	68,392
Keysight Technologies, Inc.
4.60%, 4/6/27	84,000	84,446
Kimberly-Clark Corp.
3.20%, 4/25/29	3,000	2,926
Kirby Corp.
4.20%, 3/1/28	27,000	26,934
KLA Corp.
4.10%, 3/15/29	64,000	64,141
Kraft Heinz Foods Co.
3.88%, 5/15/27	66,000	65,741
Kroger Co.
3.70%, 8/1/27	63,000	62,705
4.50%, 1/15/29	28,000	28,349
L3Harris Technologies, Inc.
3.85%, 12/15/26	13,000	12,964
4.40%, 6/15/28	205,000	206,297
Laboratory Corp. of America Holdings
4.35%, 4/1/30	106,000	106,093
Lazard Group LLC
4.50%, 9/19/28	46,000	46,237
Lear Corp.
3.80%, 9/15/27(b)	71,000	70,567
Leggett & Platt, Inc.
3.50%, 11/15/27(b)	22,000	21,581
Lennox International, Inc.
5.50%, 9/15/28	18,000	18,613
Lockheed Martin Corp.
4.50%, 2/15/29	17,000	17,252
Lowe's Cos., Inc.
3.10%, 5/3/27	43,000	42,401
1.70%, 9/15/28	145,000	135,555
LPL Holdings, Inc.
6.75%, 11/17/28	76,000	81,150
5.20%, 3/15/30	63,000	64,429
Manufacturers & Traders Trust Co.
4.70%, 1/27/28	250,000	253,364
Marathon Oil Corp.
4.40%, 7/15/27	66,000	65,640
Marathon Petroleum Corp.
3.80%, 4/1/28(b)	23,000	22,775
5.15%, 3/1/30(b)	92,000	94,606
Marriott International, Inc.
4.88%, 5/15/29	96,000	97,875
4.63%, 6/15/30, Series FF	130,000	131,326
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	50,000	50,466
Mastercard, Inc.
3.30%, 3/26/27	64,000	63,521
McDonald's Corp.
4.80%, 8/14/28	140,000	142,998
Merck & Co., Inc.
1.70%, 6/10/27(b)	37,000	35,752
4.05%, 5/17/28	31,000	31,186
3.40%, 3/7/29	27,000	26,463
Meta Platforms, Inc.
3.50%, 8/15/27	81,000	80,670
Microchip Technology, Inc.
5.05%, 2/15/30	87,000	88,952
Mid-America Apartments LP
4.20%, 6/15/28	75,000	75,238
Mondelez International, Inc.
4.13%, 5/7/28	98,000	98,163
Morgan Stanley
3.63%, 1/20/27	51,000	50,835
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	67,000	65,946
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	68,000	66,547
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	204,584
5.65%, 4/13/28, (5.652% fixed rate until 4/13/27; Secured Overnight Financing Rate + 1.01% thereafter)(a)	94,000	96,134
3.59%, 7/22/28(a)	27,000	26,720
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	94,812
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	180,000	178,472
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	32,000	32,687
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	189,000	193,490
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	228,000	242,345
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(a)	128,000	131,596
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	171,000	171,857

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
5.66%, 4/18/30, (5.656% fixed rate until 4/18/29; Secured Overnight Financing Rate + 1.26% thereafter)(a)	$124,000	$129,580
5.04%, 7/19/30, (5.042% fixed rate until 7/19/29; Secured Overnight Financing Rate + 1.215% thereafter)(a)	85,000	87,154
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	60,000	59,911
Mosaic Co.
5.38%, 11/15/28	94,000	96,979
Motorola Solutions, Inc.
4.60%, 5/23/29	97,000	98,116
4.85%, 8/15/30	128,000	130,473
MPLX LP
4.25%, 12/1/27	40,000	40,049
4.00%, 3/15/28	84,000	83,596
4.80%, 2/15/29	92,000	93,316
2.65%, 8/15/30	144,000	132,260
Nasdaq, Inc.
5.35%, 6/28/28	38,000	39,197
Netflix, Inc.
4.38%, 11/15/26	65,000	65,325
6.38%, 5/15/29(b)	58,000	62,502
Nevada Power Co.
3.70%, 5/1/29, Series CC	41,000	40,360
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	68,000	66,138
4.63%, 7/15/27(b)	65,000	65,662
1.90%, 6/15/28	65,000	61,469
4.90%, 3/15/29	102,000	104,400
NIKE, Inc.
2.38%, 11/1/26	34,000	33,458
2.75%, 3/27/27	8,000	7,879
NiSource, Inc.
5.25%, 3/30/28(b)	179,000	183,654
NMI Holdings, Inc.
6.00%, 8/15/29	31,000	32,124
NNN REIT, Inc.
3.50%, 10/15/27(b)	63,000	62,273
Northern Trust Corp.
3.65%, 8/3/28	13,000	12,927
Northrop Grumman Corp.
3.25%, 1/15/28	99,000	97,361
Novartis Capital Corp.
2.00%, 2/14/27	36,000	35,163
ONEOK, Inc.
5.65%, 11/1/28	93,000	96,517
4.35%, 3/15/29	97,000	96,977
3.40%, 9/1/29	94,000	90,683
Oracle Corp.
2.80%, 4/1/27	67,000	65,726
3.25%, 11/15/27	40,000	39,310
4.50%, 5/6/28	54,000	54,407
4.20%, 9/27/29	130,000	129,764
6.15%, 11/9/29(b)	82,000	87,472
2.95%, 4/1/30	131,000	123,466
O'Reilly Automotive, Inc.
3.60%, 9/1/27	65,000	64,444
Otis Worldwide Corp.
5.25%, 8/16/28	28,000	28,872
Ovintiv, Inc.
5.65%, 5/15/28	85,000	87,579
Owens Corning
5.50%, 6/15/27	41,000	41,907
PACCAR Financial Corp.
4.60%, 1/31/29	48,000	48,928
Paramount Global
2.90%, 1/15/27	41,000	40,172
Parker-Hannifin Corp.
4.25%, 9/15/27	67,000	67,348
3.25%, 6/14/29(b)	21,000	20,390
Paychex, Inc.
5.10%, 4/15/30	119,000	122,520
PayPal Holdings, Inc.
2.65%, 10/1/26	56,000	55,318
3.90%, 6/1/27	5,000	5,000
2.85%, 10/1/29	2,000	1,908
PepsiCo, Inc.
3.60%, 2/18/28	97,000	96,566
2.75%, 3/19/30	69,000	65,244
Pfizer, Inc.
2.63%, 4/1/30	132,000	123,861
Philip Morris International, Inc.
4.88%, 2/13/29	244,000	249,280
5.13%, 2/15/30(b)	118,000	122,028
Phillips 66
3.90%, 3/15/28	112,000	111,450
Pinnacle West Capital Corp.
5.15%, 5/15/30	120,000	123,549
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(b)	92,000	88,870
PNC Financial Services Group, Inc.
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	74,000	74,083
3.15%, 5/19/27	91,000	89,803
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	23,000	23,344
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	119,000	123,314
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)	118,000	122,886
Polaris, Inc.
6.95%, 3/15/29	29,000	30,803
PPG Industries, Inc.
3.75%, 3/15/28	43,000	42,688
Prologis LP
3.25%, 10/1/26(b)	16,000	15,888
2.88%, 11/15/29	2,000	1,906
Prudential Financial, Inc.
3.88%, 3/27/28	43,000	43,058

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
Public Service Enterprise Group, Inc.
5.20%, 4/1/29	$141,000	$145,547
1.60%, 8/15/30	151,000	132,529
Public Storage Operating Co.
1.50%, 11/9/26	68,000	66,228
3.39%, 5/1/29	3,000	2,934
Realty Income Corp.
4.70%, 12/15/28	22,000	22,399
3.25%, 6/15/29	31,000	30,053
Regions Financial Corp.
1.80%, 8/12/28	78,000	73,121
Revvity, Inc.
3.30%, 9/15/29	129,000	123,485
Roper Technologies, Inc.
2.95%, 9/15/29	191,000	182,084
2.00%, 6/30/30	147,000	132,271
Royalty Pharma PLC
1.75%, 9/2/27	49,000	46,827
RTX Corp.
3.50%, 3/15/27	58,000	57,558
3.13%, 5/4/27	27,000	26,622
4.13%, 11/16/28	132,000	131,743
5.75%, 1/15/29	80,000	83,930
S&P Global, Inc.
2.95%, 1/22/27	50,000	49,344
1.25%, 8/15/30	152,000	132,499
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	87,000	86,927
4.50%, 5/15/30	123,000	123,551
Sempra
3.25%, 6/15/27	102,000	100,334
Sherwin-Williams Co.
3.45%, 6/1/27	66,000	65,405
Solventum Corp.
5.40%, 3/1/29	42,000	43,357
Southern California Gas Co.
2.95%, 4/15/27	79,000	77,841
Southern Co.
4.85%, 6/15/28	93,000	94,776
5.50%, 3/15/29	49,000	50,980
Southwestern Electric Power Co.
4.10%, 9/15/28, Series M	93,000	92,826
Starbucks Corp.
3.50%, 3/1/28	160,000	158,045
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,767
4.53%, 2/20/29, (4.53% fixed rate until 2/20/28; Secured Overnight Financing Rate + 1.018% thereafter)(a)	161,000	162,753
Steel Dynamics, Inc.
1.65%, 10/15/27	71,000	67,580
Synchrony Financial
3.95%, 12/1/27	20,000	19,770
5.15%, 3/19/29	86,000	87,128
Synopsys, Inc.
4.85%, 4/1/30	120,000	122,298
Sysco Corp.
5.75%, 1/17/29	62,000	64,898
5.95%, 4/1/30	61,000	64,689
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	26,000	25,807
Tapestry, Inc.
4.13%, 7/15/27	22,000	21,986
Target Corp.
3.38%, 4/15/29	3,000	2,939
Texas Instruments, Inc.
4.60%, 2/8/27	51,000	51,503
2.25%, 9/4/29	3,000	2,812
Thermo Fisher Scientific, Inc.
5.00%, 1/31/29	26,000	26,764
Toll Brothers Finance Corp.
3.80%, 11/1/29	66,000	64,663
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	67,000	66,165
1.13%, 8/3/27	25,000	23,723
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	145,000	147,209
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	55,000	59,598
Tyson Foods, Inc.
5.40%, 3/15/29	102,000	105,538
U.S. Bancorp
3.15%, 4/27/27, Series X	87,000	85,941
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	95,000	92,578
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	96,000	97,081
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	71,000	73,914
3.00%, 7/30/29	118,000	112,981
Uber Technologies, Inc.
4.30%, 1/15/30	61,000	61,211
Union Pacific Corp.
3.70%, 3/1/29	68,000	67,274
United Parcel Service, Inc.
3.40%, 3/15/29(b)	22,000	21,611
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	52,381
4.25%, 1/15/29	82,000	82,317
4.00%, 5/15/29(b)	83,000	82,772
4.80%, 1/15/30	108,000	110,401
5.30%, 2/15/30	117,000	121,812
2.00%, 5/15/30	138,000	125,141
Universal Health Services, Inc.
4.63%, 10/15/29	11,000	10,994
Valero Energy Corp.
2.15%, 9/15/27	84,000	80,922

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

Investments	Principal Amount	Value
4.00%, 4/1/29	$47,000	$46,434
Veralto Corp.
5.35%, 9/18/28	63,000	65,046
VeriSign, Inc.
4.75%, 7/15/27	4,000	4,000
Verizon Communications, Inc.
5.40%, 7/2/37(c)	24,000	24,396
VICI Properties LP
4.95%, 2/15/30	121,000	122,454
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	68,000	67,141
Visa, Inc.
1.90%, 4/15/27	72,000	69,996
VMware LLC
4.70%, 5/15/30	122,000	123,589
Walmart, Inc.
3.90%, 4/15/28	47,000	47,200
Walt Disney Co.
2.00%, 9/1/29	84,000	77,947
Waste Connections, Inc.
3.50%, 5/1/29(b)	87,000	85,502
Waste Management, Inc.
3.15%, 11/15/27	108,000	106,260
3.88%, 1/15/29	36,000	35,802
WEC Energy Group, Inc.
1.38%, 10/15/27	11,000	10,428
4.75%, 1/15/28	88,000	89,285
Wells Fargo & Co.
3.00%, 10/23/26	66,000	65,328
4.30%, 7/22/27	102,000	102,382
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	184,000	182,390
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	188,347
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	174,989
4.15%, 1/24/29	50,000	49,996
4.97%, 4/23/29, (4.97% fixed rate until 4/23/28; Secured Overnight Financing Rate + 1.37% thereafter)(a)	120,000	122,291
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	218,000	225,964
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	173,000	183,322
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	150,000	154,563
Western Midstream Operating LP
4.50%, 3/1/28	35,000	35,052
4.05%, 2/1/30	114,000	111,229
Willis North America, Inc.
4.65%, 6/15/27	27,000	27,213
4.50%, 9/15/28	47,000	47,452
Wisconsin Power & Light Co.
3.00%, 7/1/29	15,000	14,373
Workday, Inc.
3.70%, 4/1/29	79,000	77,836
WP Carey, Inc.
4.25%, 10/1/26	35,000	35,011
WRKCo, Inc.
4.90%, 3/15/29(b)	127,000	129,533
Xcel Energy, Inc.
1.75%, 3/15/27	62,000	59,933
2.60%, 12/1/29	133,000	124,420
Xylem, Inc.
3.25%, 11/1/26	68,000	67,328
Zoetis, Inc.
3.00%, 9/12/27	47,000	46,190
Total United States		42,313,850
TOTAL CORPORATE BONDS
(Cost: $42,675,814)		43,425,823
	Shares
MUTUAL FUND — 0.4%
United States — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost: $194,535)	194,535	194,535
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(d)
(Cost: $260,630)	260,630	260,630
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $43,130,979)		43,880,988
Other Assets less Liabilities — 0.4%		179,904
NET ASSETS — 100.0%		$44,060,892

(a)	Rate shown reflects the accrual rate as of September 30, 2025 on securities with variable or step rates.
(b)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,161,733 and the total market value of the collateral held by the Fund was $3,257,438. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,996,808.
(c)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$43,425,823	$–	$43,425,823
Mutual Fund	–	194,535	–	194,535
Investment of Cash Collateral for Securities Loaned	–	260,630	–	260,630
Total Investments in Securities	$–	$43,880,988	$–	$43,880,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 89.0%
Brazil — 2.3%
Ambev SA	23,333	$52,970
B3 SA - Brasil Bolsa Balcao	34,036	85,640
Banco do Brasil SA	3,424	14,203
Banco Santander Brasil SA	4,271	23,578
BB Seguridade Participacoes SA	773	4,828
Centrais Eletricas Brasileiras SA	3,111	30,680
Cosan SA*	5,159	5,977
Equatorial Energia SA	5,202	36,093
Grupo Casas Bahia SA*	363	267
Hapvida Participacoes & Investimentos SA*(a)	1,497	10,077
Klabin SA	5,890	19,952
Localiza Rent a Car SA	3,227	23,905
Lojas Renner SA	5,650	16,052
Magazine Luiza SA	517	932
Motiva Infraestrutura de Mobilidade SA	8,264	23,090
Natura Cosmeticos SA*	5,433	9,539
Raia Drogasil SA	5,635	19,490
Rumo SA	8,264	24,782
Sitios Latinoamerica SAB de CV*	21,900	4,874
Suzano SA	3,789	35,503
Telefonica Brasil SA	5,760	36,849
Vale SA	19,589	211,797
Vibra Energia SA	4,904	22,644
WEG SA	9,477	65,113
Total Brazil		778,835
Chile — 0.5%
Banco de Chile	251,070	38,120
Banco de Credito & Inversiones SA	399	17,636
Banco Santander Chile	380,978	25,231
Cencosud SA	9,240	26,282
Empresas CMPC SA	2,254	3,323
Empresas Copec SA	2,399	17,564
Enel Americas SA	212,556	21,442
Falabella SA	3,447	20,434
Total Chile		170,032
China — 29.0%
AAC Technologies Holdings, Inc.	2,000	11,758
Agricultural Bank of China Ltd., Class H	152,000	102,565
Airtac International Group	1,000	24,706
Alibaba Group Holding Ltd.	67,400	1,533,314
Alibaba Health Information Technology Ltd., Class T*	12,000	10,272
Anhui Conch Cement Co. Ltd., Class H	6,500	19,633
ANTA Sports Products Ltd.	5,400	64,894
Baidu, Inc., ADR*	1,207	159,046
Bank of China Ltd., Class H	377,000	206,419
Bank of Communications Co. Ltd., Class H	56,000	47,000
BeOne Medicines Ltd., ADR*	223	75,976
Bilibili, Inc., ADR*(b)	810	22,753
BYD Co. Ltd., Class H	12,000	169,966
BYD Electronic International Co. Ltd.	4,000	21,253
China Conch Venture Holdings Ltd.	8,000	11,280
China Construction Bank Corp., Class H	442,000	424,934
China Everbright Bank Co. Ltd., Class H	43,000	17,907
China International Capital Corp. Ltd., Class H(a)	6,800	18,703
China Life Insurance Co. Ltd., Class H	35,000	99,416
China Longyuan Power Group Corp. Ltd., Class H	12,000	12,817
China Mengniu Dairy Co. Ltd.	12,000	23,135
China Merchants Bank Co. Ltd., Class H	23,000	138,229
China Minsheng Banking Corp. Ltd., Class H	51,500	27,205
China Overseas Land & Investment Ltd.	19,000	35,068
China Pacific Insurance Group Co. Ltd., Class H	16,600	66,098
China Petroleum & Chemical Corp., Class H	126,000	65,588
China Resources Beer Holdings Co. Ltd.	7,000	24,688
China Resources Gas Group Ltd.	5,000	12,750
China Resources Land Ltd.	17,500	68,332
China Shenhua Energy Co. Ltd., Class H	17,500	83,672
China Taiping Insurance Holdings Co. Ltd.	9,800	19,171
China Tower Corp. Ltd., Class H(a)	21,600	31,871
China Vanke Co. Ltd., Class H*	3,600	2,577
China Yangtze Power Co. Ltd., Class A	6,900	26,381
CITIC Ltd.	31,000	45,502
CITIC Securities Co. Ltd., Class H	15,000	59,380
CMOC Group Ltd., Class H	24,000	48,399
Contemporary Amperex Technology Co. Ltd., Class A	1,140	64,298
COSCO SHIPPING Holdings Co. Ltd., Class H	20,800	32,375
Country Garden Services Holdings Co. Ltd.	4,000	3,398
CSPC Pharmaceutical Group Ltd.	42,000	50,581
Daqo New Energy Corp., ADR*(b)	365	10,267
ENN Energy Holdings Ltd.	3,700	30,602
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,208	12,069
Fosun International Ltd.	18,500	13,102
Fuyao Glass Industry Group Co. Ltd., Class H(a)	3,200	32,204
GDS Holdings Ltd., ADR*	487	18,847
Geely Automobile Holdings Ltd.	29,000	72,869
GF Securities Co. Ltd., Class H	9,400	24,526
Great Wall Motor Co. Ltd., Class H	15,500	33,469
Guangdong Investment Ltd.	4,000	3,635
H World Group Ltd., ADR	915	35,786
Haier Smart Home Co. Ltd., Class H	12,400	40,386
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	800	4,705
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,000	18,539
Hua Hong Semiconductor Ltd., Class H*(a)	1,000	10,282
Huatai Securities Co. Ltd., Class H(a)	11,200	29,625
Industrial & Commercial Bank of China Ltd., Class H	298,000	219,850
Innovent Biologics, Inc.*(a)	4,000	49,560
iQIYI, Inc., ADR*(b)	1,337	3,423
JD Health International, Inc.*	2,200	18,804
JD.com, Inc., Class A	1,088	19,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
September 30, 2025

Investments	Shares	Value
JD.com, Inc., ADR	4,026	$140,829
JOYY, Inc., ADR	302	17,700
KE Holdings, Inc., ADR	171	3,249
Kingdee International Software Group Co. Ltd.*	12,000	27,022
Kingsoft Corp. Ltd.	1,400	6,229
Kweichow Moutai Co. Ltd., Class A	400	81,039
Lenovo Group Ltd.	38,000	56,411
Li Auto, Inc., ADR*(b)	849	21,514
Li Ning Co. Ltd.	3,500	7,935
Longfor Group Holdings Ltd.(a)	6,000	9,161
LONGi Green Energy Technology Co. Ltd., Class A*	4,172	10,536
Luzhou Laojiao Co. Ltd., Class A	700	12,956
Meituan, Class B*(a)	18,720	251,432
Minth Group Ltd.	2,000	8,694
Muyuan Foods Co. Ltd., Class A	1,300	9,667
NetEase, Inc., ADR	1,888	286,957
New China Life Insurance Co. Ltd., Class H	5,600	33,224
New Oriental Education & Technology Group, Inc., ADR*	606	32,160
NIO, Inc., ADR*(b)	5,320	40,538
PDD Holdings, Inc., ADR*	1,777	234,866
People's Insurance Co. Group of China Ltd., Class H	50,000	43,764
PetroChina Co. Ltd., Class H	110,000	100,098
PICC Property & Casualty Co. Ltd., Class H	34,000	76,736
Ping An Bank Co. Ltd., Class A	9,700	15,433
Ping An Healthcare & Technology Co. Ltd.(a)	2,700	6,354
Ping An Insurance Group Co. of China Ltd., Class H	30,500	207,962
Postal Savings Bank of China Co. Ltd., Class H(a)	57,000	40,001
SF Holding Co. Ltd., Class A	2,500	14,146
Shenzhou International Group Holdings Ltd.	4,100	32,487
Silergy Corp.	1,000	8,465
Smoore International Holdings Ltd.(a)(b)	3,000	6,798
Sunny Optical Technology Group Co. Ltd.	3,000	34,876
TAL Education Group, ADR*	1,357	15,198
Tencent Holdings Ltd.	25,800	2,198,524
Tencent Music Entertainment Group, ADR	1,813	42,315
Trip.com Group Ltd., ADR	2,176	163,635
Vipshop Holdings Ltd., ADR	1,143	22,449
Want Want China Holdings Ltd.	29,000	19,717
Weibo Corp., ADR(b)	508	6,299
Weichai Power Co. Ltd., Class H	11,000	19,723
Wharf Holdings Ltd.	7,000	20,027
Wuliangye Yibin Co. Ltd., Class A	1,300	22,157
WuXi AppTec Co. Ltd., Class H(a)	2,440	37,225
Wuxi Biologics Cayman, Inc.*(a)	14,500	76,373
Xiaomi Corp., Class B*	64,400	446,969
Xinyi Solar Holdings Ltd.	22,026	9,738
XPeng, Inc., ADR*(b)	611	14,310
Yum China Holdings, Inc.	1,889	81,076
Zai Lab Ltd., ADR*(b)	385	13,048
Zijin Mining Group Co. Ltd., Class H	32,000	134,081
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	15,200	14,242
ZTE Corp., Class H	6,600	30,114
ZTO Express Cayman, Inc., ADR(b)	1,974	37,901
Total China		9,989,588
Czech Republic — 0.1%
CEZ AS	857	53,270
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	51,000	53,357
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	2,443	19,881
OTP Bank Nyrt	1,136	98,307
Richter Gedeon Nyrt	863	26,317
Total Hungary		144,505
India — 12.0%
Adani Green Energy Ltd.*	1,893	21,893
Adani Ports & Special Economic Zone Ltd.	2,677	42,316
Ambuja Cements Ltd.	3,920	25,163
Apollo Hospitals Enterprise Ltd.	514	42,891
Asian Paints Ltd.	1,786	47,271
Aurobindo Pharma Ltd.	1,700	20,753
Avenue Supermarts Ltd.*(a)	780	39,316
Axis Bank Ltd.	10,503	133,859
Bajaj Auto Ltd.	133	13,000
Bajaj Finance Ltd.	12,353	138,975
Bajaj Finserv Ltd.	1,936	43,749
Bandhan Bank Ltd.(a)	3,804	6,950
Bharti Airtel Ltd.	11,258	238,172
Britannia Industries Ltd.	523	35,289
Cipla Ltd.	2,029	34,353
Divi's Laboratories Ltd.	654	41,908
Dr. Reddy’s Laboratories Ltd.	2,944	40,575
Eicher Motors Ltd.	325	25,643
GAIL India Ltd.	12,986	25,784
Godrej Consumer Products Ltd.	2,349	30,872
Grasim Industries Ltd.	1,688	52,413
HCL Technologies Ltd.	5,200	81,120
HDFC Life Insurance Co. Ltd.(a)	3,926	33,448
Hero MotoCorp Ltd.	136	8,382
Hindalco Industries Ltd.	7,546	64,757
Hindustan Unilever Ltd.	3,840	108,745
ICICI Bank Ltd.	22,942	348,308
ICICI Lombard General Insurance Co. Ltd.(a)	1,094	23,285
Info Edge India Ltd.	415	6,120
Infosys Ltd.	15,755	255,838
ITC Ltd.	13,902	62,872
JSW Steel Ltd.	4,831	62,174
Kotak Mahindra Bank Ltd.	2,599	58,330
Larsen & Toubro Ltd.	3,180	131,048
Lupin Ltd.	1,325	28,522
Mahindra & Mahindra Ltd.	3,787	146,168
Marico Ltd.	2,683	21,074
Maruti Suzuki India Ltd.	640	115,539
Nestle India Ltd.	990	12,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
September 30, 2025

Investments	Shares	Value
NTPC Ltd.	20,787	$79,705
Oil & Natural Gas Corp. Ltd.	12,411	33,478
Pidilite Industries Ltd.	1,650	27,280
Power Grid Corp. of India Ltd.	19,275	60,839
Reliance Industries Ltd.	25,895	397,807
Samvardhana Motherson International Ltd.	17,101	20,348
SBI Life Insurance Co. Ltd.(a)	1,970	39,729
Shriram Finance Ltd.	4,900	34,001
State Bank of India	8,097	79,562
Sun Pharmaceutical Industries Ltd.	3,897	69,975
Tata Consultancy Services Ltd.	4,382	142,551
Tata Consumer Products Ltd.	3,137	39,899
Tata Motors Ltd.	8,630	66,113
Tata Steel Ltd.	33,139	62,991
Tech Mahindra Ltd.	3,477	54,836
Titan Co. Ltd.	1,759	66,704
UltraTech Cement Ltd.	523	71,992
UPL Ltd.	2,484	18,347
Vedanta Ltd.	9,165	48,081
Wipro Ltd.	11,974	32,281
Total India		4,116,249
Indonesia — 1.0%
Astra International Tbk. PT	110,000	38,119
Bank Central Asia Tbk. PT	270,000	123,537
Bank Mandiri Persero Tbk. PT	204,000	53,861
Bank Negara Indonesia Persero Tbk. PT	16,100	3,961
Bank Rakyat Indonesia Persero Tbk. PT	313,600	73,390
Charoen Pokphand Indonesia Tbk. PT	56,600	15,827
Telkom Indonesia Persero Tbk. PT	267,700	49,155
Unilever Indonesia Tbk. PT	39,200	4,187
Total Indonesia		362,037
Kazakhstan — 0.0%
Solidcore Resources PLC*	2,011	10,156
Luxembourg — 0.1%
Reinet Investments SCA	912	26,695
Malaysia — 0.9%
CIMB Group Holdings Bhd.	37,843	66,002
Dialog Group Bhd.	20,900	9,386
Hartalega Holdings Bhd.	9,500	2,641
Hong Leong Bank Bhd.	3,500	17,065
IHH Healthcare Bhd.	15,900	28,524
Malayan Banking Bhd.	7,150	16,837
Petronas Chemicals Group Bhd.	11,800	11,860
Petronas Gas Bhd.	6,200	27,254
Press Metal Aluminium Holdings Bhd.	22,000	30,895
Public Bank Bhd.	72,900	75,005
Tenaga Nasional Bhd.	9,900	31,098
Top Glove Corp. Bhd.*	27,500	3,790
Total Malaysia		320,357
Mexico — 2.5%
America Movil SAB de CV, Series B	174,888	182,878
Cemex SAB de CV, Series CPO	80,600	72,104
Fibra Uno Administracion SA de CV	16,544	24,357
Fomento Economico Mexicano SAB de CV	9,712	95,671
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,016	47,605
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,250	40,325
Grupo Bimbo SAB de CV, Series A	8,417	29,862
Grupo Financiero Banorte SAB de CV, Class O	12,898	129,793
Grupo Mexico SAB de CV, Series B	16,469	143,484
Grupo Televisa SAB, Series CPO	7,617	4,101
Ollamani SAB*	2,045	6,124
Wal-Mart de Mexico SAB de CV	26,761	82,578
Total Mexico		858,882
Philippines — 0.3%
Ayala Corp.	1,750	14,517
Ayala Land, Inc.	44,900	18,786
Bank of the Philippine Islands	10,807	21,354
BDO Unibank, Inc.	13,048	29,795
JG Summit Holdings, Inc.	14,830	5,861
SM Investments Corp.	880	11,113
SM Prime Holdings, Inc.	43,000	16,587
Total Philippines		118,013
Poland — 0.9%
Allegro.eu SA*(a)	1,485	14,570
Bank Polska Kasa Opieki SA	990	47,674
CD Projekt SA	376	28,035
Dino Polska SA*(a)	2,130	25,687
KGHM Polska Miedz SA*	868	38,282
ORLEN SA	1,572	37,490
Powszechna Kasa Oszczednosci Bank Polski SA	4,040	78,487
Powszechny Zaklad Ubezpieczen SA	2,640	39,558
Total Poland		309,783
Russia — 0.0%
Gazprom PJSC*^	99,020	0
GMK Norilskiy Nickel PAO*^	36,700	0
LUKOIL PJSC*^	2,998	0
Magnit PJSC*^	903	0
MMC Norilsk Nickel PJSC, ADR*^	8	0
Mobile TeleSystems PJSC, ADR*^	2,887	0
Novatek PJSC*^	6,960	0
Novolipetsk Steel PJSC*^	12,900	0
Polyus PJSC*^	3,260	0
Rosneft Oil Co. PJSC*^	3,254	0
Rosneft Oil Co. PJSC, GDR*^	1,340	0
Sberbank of Russia PJSC, ADR*^	21,191	0
Severstal PAO, GDR*^	2,080	0
Surgutneftegas PAO*^	112,960	0
Tatneft PJSC*^	12,210	0
TCS Group Holding PLC, GDR*^	430	0
X5 Retail Group NV, GDR*^	1,673	0
Total Russia		0
South Africa — 5.6%
Absa Group Ltd.	3,803	39,918
Aspen Pharmacare Holdings Ltd.*	1,970	11,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
September 30, 2025

Investments	Shares	Value
Bid Corp. Ltd.	1,540	$38,584
Bidvest Group Ltd.	1,781	21,866
Capitec Bank Holdings Ltd.	335	67,456
Clicks Group Ltd.	1,164	23,779
Discovery Ltd.	2,234	25,509
E Media Holdings Ltd.	1,300	136
Exxaro Resources Ltd.	1,269	13,253
FirstRand Ltd.	23,089	103,932
Gold Fields Ltd.	4,577	193,424
Growthpoint Properties Ltd.	14,462	12,347
Impala Platinum Holdings Ltd.	3,890	49,728
Mr. Price Group Ltd.	1,718	20,284
MTN Group Ltd.	8,571	72,036
MultiChoice Group*	2,236	16,230
Naspers Ltd., Class N	2,274	824,411
Nedbank Group Ltd.	2,391	29,589
Northam Platinum Holdings Ltd.	1,856	30,230
Old Mutual Ltd.	27,494	21,275
Remgro Ltd.	3,097	30,109
Sanlam Ltd.	9,051	43,853
Sasol Ltd.*	2,046	12,744
Shoprite Holdings Ltd.	2,859	45,408
Sibanye Stillwater Ltd.*	13,136	37,529
Standard Bank Group Ltd.	6,307	86,417
Valterra Platinum Ltd.	212	15,180
Vodacom Group Ltd.	2,700	20,860
Woolworths Holdings Ltd.	6,551	19,096
Total South Africa		1,926,245
South Korea — 10.6%
Amorepacific Corp.	168	14,644
Celltrion, Inc.	661	81,692
CJ CheilJedang Corp.	35	5,750
Coway Co. Ltd.	262	18,394
E-MART, Inc.	81	4,359
Hana Financial Group, Inc.	1,321	82,101
Hankook Tire & Technology Co. Ltd.	365	9,977
Hanon Systems*	391	850
Hanwha Galleria Corp.*	2,399	1,901
Hanwha Solutions Corp.	461	9,381
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	177	51,849
HLB, Inc.*	469	12,686
Hyundai Engineering & Construction Co. Ltd.	332	12,873
Hyundai Glovis Co. Ltd.	164	19,333
Hyundai Motor Co.	771	118,146
Hyundai Steel Co.	386	9,340
Kakao Corp.	240	10,195
KB Financial Group, Inc.	1,672	137,640
Kia Corp.	1,185	85,050
Korea Electric Power Corp.	1,038	26,670
Korea Investment Holdings Co. Ltd.	203	20,979
Korea Zinc Co. Ltd.	33	21,662
Korean Air Lines Co. Ltd.	650	10,540
KT&G Corp.	503	47,896
Kumho Petrochemical Co. Ltd.	91	6,771
LG Chem Ltd.	194	38,439
LG Display Co. Ltd.*	1,668	17,131
LG Electronics, Inc.	507	27,319
LG H&H Co. Ltd.	36	7,338
Lotte Chemical Corp.	60	2,895
NAVER Corp.	538	102,956
NCSoft Corp.	54	8,313
Orion Corp.	122	9,008
POSCO Future M Co. Ltd.*	124	12,682
POSCO Holdings, Inc.	326	64,129
Samsung Biologics Co. Ltd.*(a)	69	49,031
Samsung Electro-Mechanics Co. Ltd.	278	38,340
Samsung Electronics Co. Ltd.	24,104	1,441,378
Samsung Fire & Marine Insurance Co. Ltd.	131	42,156
Samsung Heavy Industries Co. Ltd.*	2,126	33,184
Samsung Life Insurance Co. Ltd.	301	33,596
Samsung SDI Co. Ltd.	241	35,213
Samsung SDS Co. Ltd.	152	17,789
Shinhan Financial Group Co. Ltd.	1,778	89,721
SK Hynix, Inc.	2,398	593,924
SK Innovation Co. Ltd.	235	16,833
SK Square Co. Ltd.*	208	29,872
SK Telecom Co. Ltd.	418	16,177
SK, Inc.	152	22,751
S-Oil Corp.*	171	7,605
Woori Financial Group, Inc.	2,449	45,295
Yuhan Corp.	262	22,240
Total South Korea		3,645,994
Taiwan — 20.8%
Accton Technology Corp.	2,000	68,574
Acer, Inc.	18,000	18,279
Advantech Co. Ltd.	3,299	34,529
ASE Technology Holding Co. Ltd.	17,000	91,476
Asia Cement Corp.	14,000	17,524
Asustek Computer, Inc.	3,000	66,048
AUO Corp.*	34,800	15,586
Cathay Financial Holding Co. Ltd.	35,468	76,340
Chang Hwa Commercial Bank Ltd.	26,269	16,936
Cheng Shin Rubber Industry Co. Ltd.	6,000	7,412
China Steel Corp.	63,000	40,101
Chunghwa Telecom Co. Ltd.	18,000	78,844
Compal Electronics, Inc.	29,000	30,829
CTBC Financial Holding Co. Ltd.	73,000	102,753
Delta Electronics, Inc.	8,000	224,162
E.Sun Financial Holding Co. Ltd.	58,709	64,241
Evergreen Marine Corp. Taiwan Ltd.	3,600	21,143
Far EasTone Telecommunications Co. Ltd.	11,000	31,905
First Financial Holding Co. Ltd.	49,441	48,422
Formosa Chemicals & Fibre Corp.	16,000	15,618
Formosa Petrochemical Corp.	5,000	6,660
Formosa Plastics Corp.	18,000	22,767
Fubon Financial Holding Co. Ltd.	38,068	110,290
Giant Manufacturing Co. Ltd.	2,036	6,339
Hiwin Technologies Corp.	1,000	7,071
Hon Hai Precision Industry Co. Ltd.	52,000	368,528
Hotai Motor Co. Ltd.	2,060	40,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
September 30, 2025

Investments	Shares	Value
Hua Nan Financial Holdings Co. Ltd.	39,455	$38,318
Innolux Corp.	29,471	13,924
KGI Financial Holding Co. Ltd.	68,680	33,689
Lite-On Technology Corp., ADR	10,000	56,598
MediaTek, Inc.	6,000	258,875
Mega Financial Holding Co. Ltd.	44,934	62,658
Nan Ya Plastics Corp.	22,000	28,476
Nanya Technology Corp.*	6,000	14,371
Novatek Microelectronics Corp.	3,000	41,981
Powertech Technology, Inc.	1,000	4,790
President Chain Store Corp.	4,000	32,548
Quanta Computer, Inc.	12,000	114,181
SinoPac Financial Holdings Co. Ltd.	66,810	54,802
Taiwan Cooperative Financial Holding Co. Ltd.	54,545	44,115
Taiwan Mobile Co. Ltd.	6,000	21,458
Taiwan Semiconductor Manufacturing Co. Ltd.	101,000	4,324,595
TCC Group Holdings Co. Ltd.	28,997	22,834
TS Financial Holding Co. Ltd.	61,334	36,223
Unimicron Technology Corp.	6,000	29,825
Uni-President Enterprises Corp.	25,000	64,309
United Microelectronics Corp.(b)	59,000	88,177
Vanguard International Semiconductor Corp.	1,000	3,347
Winbond Electronics Corp.*	15,809	17,662
Wistron Corp.	9,000	41,489
Yuanta Financial Holding Co. Ltd.	57,116	65,309
Total Taiwan		7,147,012
Thailand — 1.6%
Advanced Info Service PCL, NVDR	6,500	58,371
Airports of Thailand PCL, NVDR	23,000	28,746
Bangkok Dusit Medical Services PCL, NVDR	40,900	25,874
Central Pattana PCL, NVDR	19,500	33,698
Charoen Pokphand Foods PCL, NVDR	28,600	19,682
CP ALL PCL, NVDR	23,100	33,682
Delta Electronics Thailand PCL, NVDR	17,000	83,151
Energy Absolute PCL, NVDR*	11,500	1,185
Gulf Development PCL, NVDR*	31,934	42,868
Home Product Center PCL, NVDR	36,300	8,345
Kasikornbank PCL, NVDR	10,000	51,690
Minor International PCL, NVDR	23,500	16,752
PTT Exploration & Production PCL, NVDR	6,300	22,455
PTT Global Chemical PCL, NVDR	9,800	7,530
PTT Oil & Retail Business PCL, NVDR(b)	17,200	7,537
PTT PCL, NVDR	61,300	62,898
SCB X PCL, NVDR	4,400	17,448
Siam Cement PCL, NVDR	3,400	24,132
Total Thailand		546,044
Turkey — 0.1%
BIM Birlesik Magazalar AS	2,366	30,784
United States — 0.1%
JBS NV, BDR*	2,909	43,475
TOTAL COMMON STOCKS
(Cost: $24,207,018)		30,651,313
PREFERRED STOCKS — 2.1%
Brazil — 2.0%
Banco Bradesco SA, 7.52%	36,058	119,774
Gerdau SA, 3.79%	7,803	24,337
Itau Unibanco Holding SA, 6.74%	28,826	211,477
Itausa SA, 8.03%	38,413	82,733
Petroleo Brasileiro SA - Petrobras, 10.54%	44,901	265,247
Total Brazil		703,568
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B*	543	23,427
TOTAL PREFERRED STOCKS
(Cost: $515,284)		726,995
MUTUAL FUND — 8.2%
United States — 8.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost: $2,805,026)	2,805,026	2,805,026
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)
(Cost: $101,033)	101,033	101,033
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $27,628,361)		34,284,367
Other Assets less Liabilities — 0.4%		127,818
NET ASSETS — 100.0%		$34,412,185

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $235,343 and the total market value of the collateral held by the Fund was $242,097. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $141,064.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Efficient Core Fund (NTSE)
September 30, 2025

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	19	12/31/25	$3,959,570	$6,500
5 Year U.S. Treasury Note	35	12/31/25	3,821,836	(649)
10 Year U.S. Treasury Note	35	12/19/25	3,937,500	11,417
U.S. Treasury Long Bond	33	12/19/25	3,847,594	68,773
Ultra 10 Year U.S. Treasury Note	34	12/19/25	3,912,656	54,123
			$19,479,156	$140,164

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	30,651,313	–	–		30,651,313
Preferred Stocks	726,995	–	–		726,995
Mutual Fund	–	2,805,026	–		2,805,026
Investment of Cash Collateral for Securities Loaned	–	101,033	–		101,033
Total Investments in Securities	$31,378,308	$2,906,059	$0		$34,284,367
Financial Derivative Instruments
Futures Contracts[1]	$140,813	$–	$–		$140,813
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(649)	$–	$–		$(649)
Total - Net	$31,518,472	$2,906,059	$0		$34,424,531

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 88.9%
Australia — 5.9%
ANZ Group Holdings Ltd.	62,300	$1,371,218
Aristocrat Leisure Ltd.	13,758	638,085
ASX Ltd.	5,106	198,269
BHP Group Ltd.	103,490	2,917,047
Brambles Ltd.	32,039	526,599
Cochlear Ltd.	950	175,819
Coles Group Ltd.	27,726	427,963
Commonwealth Bank of Australia	36,799	4,070,446
Dexus	4,693	22,332
Fortescue Ltd.	35,167	435,373
Glencore PLC*	212,981	979,455
Goodman Group	35,840	778,622
Insurance Australia Group Ltd.	67,795	368,435
Lottery Corp. Ltd.	41,227	160,660
Macquarie Group Ltd.	7,145	1,038,604
National Australia Bank Ltd.	69,420	2,031,257
Northern Star Resources Ltd.	19,427	305,529
QBE Insurance Group Ltd.	36,766	501,710
Ramsay Health Care Ltd.	3,118	65,569
Rio Tinto Ltd.	7,213	583,354
Rio Tinto PLC	24,870	1,636,396
Santos Ltd.	29,965	133,653
Scentre Group	56,659	153,207
Sonic Healthcare Ltd.	10,734	152,523
South32 Ltd.	105,077	190,813
Stockland	19,338	78,435
Tabcorp Holdings Ltd.	41,227	28,006
Telstra Group Ltd.	119,025	380,220
Transurban Group	59,972	548,501
Wesfarmers Ltd.	25,371	1,547,282
Westpac Banking Corp.	75,671	1,954,382
Woodside Energy Group Ltd.	37,148	566,995
Woolworths Group Ltd.	26,280	465,036
Total Australia		25,431,795
Austria — 0.2%
Erste Group Bank AG	5,835	570,430
Mondi PLC	8,702	119,962
Total Austria		690,392
Belgium — 0.6%
Ageas SA	3,910	270,601
Anheuser-Busch InBev SA	16,385	978,020
KBC Group NV	5,243	624,985
Solvay SA	980	31,114
Syensqo SA	1,156	93,315
UCB SA	2,352	649,446
Umicore SA	2,313	41,066
Total Belgium		2,688,547
Brazil — 0.0%
Pluxee NV	1,568	27,839
Yara International ASA	5,530	202,072
Total Brazil		229,911
Chile — 0.1%
Antofagasta PLC	8,799	325,874
China — 0.5%
BOC Hong Kong Holdings Ltd.	101,000	474,338
Prosus NV*	23,036	1,622,414
Total China		2,096,752
Denmark — 1.7%
Ambu AS, Class B	3,004	43,787
AP Moller - Maersk AS, Class B	174	341,410
Carlsberg AS, Class B	1,350	156,999
Coloplast AS, Class B	2,137	182,658
Danske Bank AS	9,806	418,153
DSV AS	4,596	914,816
Genmab AS*	1,541	467,554
GN Store Nord AS*	1,714	28,977
Novo Nordisk AS, Class B	70,004	3,797,834
Novonesis Novozymes, Class B	8,284	507,383
Orsted AS*(a)(b)	4,003	71,550
Pandora AS	2,156	281,141
Vestas Wind Systems AS	21,689	409,007
Total Denmark		7,621,269
Finland — 0.8%
Elisa OYJ	1,688	88,579
Fortum OYJ	8,492	160,697
Kesko OYJ, Class B	5,827	123,926
Kone OYJ, Class B	7,624	519,575
Neste OYJ	10,151	185,889
Nokia OYJ	141,219	676,838
Nordea Bank Abp	60,004	984,425
Sampo OYJ, Class A	40,096	460,669
Stora Enso OYJ, Class R	8,805	96,589
UPM-Kymmene OYJ	8,410	229,948
Total Finland		3,527,135
France — 8.8%
Air Liquide SA	12,700	2,639,193
Airbus SE	12,475	2,893,513
Alstom SA*	6,902	179,390
Arkema SA	1,862	117,269
AXA SA	40,909	1,953,486
BNP Paribas SA	23,157	2,104,108
Bouygues SA	2,533	114,051
Bureau Veritas SA	5,003	156,604
Capgemini SE	3,896	565,587
Carrefour SA	11,252	170,486
Cie de Saint-Gobain SA	11,759	1,266,450
Cie Generale des Etablissements Michelin SCA	11,732	420,997
Credit Agricole SA	16,486	323,884
Danone SA	11,737	1,022,739
Dassault Systemes SE	17,061	571,531
Edenred SE	5,300	125,795
Eiffage SA	1,284	163,996
Engie SA	37,739	809,487
EssilorLuxottica SA	6,088	1,974,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

Investments	Shares	Value
Hermes International SCA	663	$1,622,709
Kering SA	1,540	511,274
Legrand SA	6,256	1,033,522
L'Oreal SA	5,470	2,368,441
LVMH Moet Hennessy Louis Vuitton SE	5,808	3,552,099
Orange SA	39,149	635,261
Pernod Ricard SA	3,751	368,196
Publicis Groupe SA	4,311	413,744
Renault SA	3,657	149,535
Safran SA	6,900	2,433,060
Sartorius Stedim Biotech	509	102,899
Societe Generale SA	15,319	1,014,470
Sodexo SA	2,088	131,380
Teleperformance SE	1,188	88,416
Thales SA	2,032	636,534
TotalEnergies SE	54,504	3,312,902
Unibail-Rodamco-Westfield*	1,762	185,172
Valeo SE	1,744	21,793
Veolia Environnement SA	10,951	372,898
Vinci SA	11,056	1,532,265
Vivendi SE*	12,010	42,307
Worldline SA*(a)(b)	6,613	21,368
Total France		38,123,149
Germany — 8.1%
adidas AG	4,181	881,334
Allianz SE, Registered Shares	8,815	3,701,814
BASF SE	19,382	965,383
Bayer AG, Registered Shares	19,325	641,015
Bayerische Motoren Werke AG	6,982	700,937
Beiersdorf AG	2,156	225,464
Brenntag SE	3,119	186,539
Continental AG	2,156	142,169
Covestro AG*	1,457	99,808
Daimler Truck Holding AG	7,551	310,712
Deutsche Bank AG, Registered Shares	41,730	1,468,531
Deutsche Boerse AG	4,167	1,116,829
Deutsche Post AG, Registered Shares	21,602	963,006
Deutsche Telekom AG, Registered Shares	69,190	2,358,462
Deutsche Wohnen SE	7,027	178,758
E.ON SE	46,822	881,079
Fresenius Medical Care AG	4,203	220,554
Fresenius SE & Co. KGaA	7,914	440,770
Hannover Rueck SE	1,217	366,931
Heidelberg Materials AG	2,979	670,487
HelloFresh SE*	2,767	23,786
Infineon Technologies AG	31,581	1,231,975
Knorr-Bremse AG	1,372	128,726
Mercedes-Benz Group AG	16,638	1,045,320
Merck KGaA	2,350	302,219
MTU Aero Engines AG	1,178	541,064
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,002	1,916,762
Puma SE	1,234	30,681
RWE AG	13,229	587,877
SAP SE	22,609	6,054,293
Scout24 SE(a)	3,302	413,592
Siemens AG, Registered Shares	16,391	4,414,259
Siemens Energy AG*	8,504	993,424
Siemens Healthineers AG(a)	5,629	304,380
Symrise AG	2,693	234,283
Vonovia SE	8,437	263,203
Zalando SE*(a)	3,313	101,251
Total Germany		35,107,677
Hong Kong — 1.7%
AIA Group Ltd.	268,200	2,573,278
CK Asset Holdings Ltd.	80,000	387,846
CLP Holdings Ltd.	30,500	252,651
Hang Seng Bank Ltd.	21,200	322,888
Hong Kong & China Gas Co. Ltd.	151,100	131,283
Hong Kong Exchanges & Clearing Ltd.	23,400	1,329,340
Link REIT	56,094	288,386
MTR Corp. Ltd.	41,500	140,709
Power Assets Holdings Ltd.	27,500	174,181
Prudential PLC	55,141	772,772
Sun Hung Kai Properties Ltd.	23,000	275,513
Techtronic Industries Co. Ltd.	24,500	313,477
WH Group Ltd.(a)	260,500	282,250
Total Hong Kong		7,244,574
Ireland — 0.1%
Kerry Group PLC, Class A	3,208	289,301
Kingspan Group PLC	3,735	310,715
Total Ireland		600,016
Israel — 0.5%
Bank Hapoalim BM	20,885	425,603
Bank Leumi Le-Israel BM	25,018	494,453
Check Point Software Technologies Ltd.*	2,275	470,720
Nice Ltd.*	1,730	255,559
Teva Pharmaceutical Industries Ltd., ADR*	21,395	432,179
Wix.com Ltd.*	1,164	206,761
Total Israel		2,285,275
Italy — 2.7%
Enel SpA	162,516	1,540,253
Eni SpA	54,692	955,335
Ferrari NV	2,599	1,256,954
FinecoBank Banca Fineco SpA	17,563	379,815
Generali	20,889	820,034
Intesa Sanpaolo SpA	333,300	2,198,597
Moncler SpA	5,279	309,335
Nexi SpA(a)(b)	10,005	56,616
Prysmian SpA	5,671	560,927
Snam SpA	42,883	257,883
Telecom Italia SpA*(b)	291,557	152,551
Terna - Rete Elettrica Nazionale	20,673	209,824
UniCredit SpA	42,597	3,226,818
Total Italy		11,924,942
Japan — 21.6%
Advantest Corp.	17,800	1,765,718
Aeon Co. Ltd.	58,800	714,670
Ajinomoto Co., Inc.	32,900	945,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

Investments	Shares	Value
Asahi Group Holdings Ltd.	49,500	$595,099
Asahi Kasei Corp.	58,754	463,277
Astellas Pharma, Inc.(b)	60,200	652,403
Bridgestone Corp.	19,600	908,832
Canon, Inc.(b)	36,500	1,071,879
Central Japan Railway Co.	2,500	71,825
Chugai Pharmaceutical Co. Ltd.	17,700	772,791
Dai-ichi Life Holdings, Inc.	125,600	991,635
Daiichi Sankyo Co. Ltd.	41,200	924,793
Daikin Industries Ltd.	4,100	474,171
Daiwa House Industry Co. Ltd.	18,800	677,225
Denso Corp.	2,700	39,042
FANUC Corp.	8,700	251,071
Fast Retailing Co. Ltd.	2,600	792,931
Fujitsu Ltd.	30,600	721,877
Hitachi Ltd.	104,700	2,786,139
Honda Motor Co. Ltd.(b)	117,600	1,219,119
Hoya Corp.	6,300	873,430
ITOCHU Corp.	36,000	2,053,939
Japan Exchange Group, Inc.	39,200	438,623
Japan Post Holdings Co. Ltd.	62,400	621,106
Japan Tobacco, Inc.	39,200	1,290,520
Kao Corp.	17,600	768,782
KDDI Corp.	78,400	1,253,094
Keyence Corp.	3,400	1,270,352
Kirin Holdings Co. Ltd.	37,800	554,772
Komatsu Ltd.	33,100	1,156,488
Kubota Corp.	39,000	491,973
Kyowa Kirin Co. Ltd.	13,100	203,882
LY Corp.	77,900	251,130
M3, Inc.	9,400	151,866
Marubeni Corp.	55,400	1,387,204
Minebea Mitsumi, Inc.	19,600	370,208
MISUMI Group, Inc.	14,900	232,704
Mitsubishi Chemical Group Corp.	78,400	451,921
Mitsubishi Corp.	110,600	2,644,335
Mitsubishi Electric Corp.	51,000	1,313,288
Mitsubishi Estate Co. Ltd.	41,500	956,255
Mitsubishi Heavy Industries Ltd.	79,800	2,095,976
Mitsubishi UFJ Financial Group, Inc.	302,300	4,900,337
Mitsui Fudosan Co. Ltd.	87,300	953,481
Mizuho Financial Group, Inc.	64,900	2,191,971
MS&AD Insurance Group Holdings, Inc.	12,700	288,595
Murata Manufacturing Co. Ltd.	57,300	1,092,380
NEC Corp.	16,900	542,297
Nexon Co. Ltd.	18,700	411,138
NIDEC Corp.	9,100	162,270
Nihon M&A Center Holdings, Inc.	8,700	44,494
Nintendo Co. Ltd.	24,100	2,089,586
Nippon Paint Holdings Co. Ltd.	32,300	220,896
Nippon Steel Corp.	113,500	468,418
Nissan Motor Co. Ltd.*	88,400	217,760
Nomura Holdings, Inc.	112,200	824,682
Nomura Research Institute Ltd.	2,300	88,350
NTT, Inc.	545,400	571,306
Odakyu Electric Railway Co. Ltd.	17,900	201,744
Olympus Corp.	38,800	491,552
Ono Pharmaceutical Co. Ltd.	11,700	134,916
Oriental Land Co. Ltd.	12,400	299,494
Otsuka Holdings Co. Ltd.	12,400	659,861
Pan Pacific International Holdings Corp.	92,000	607,374
Panasonic Holdings Corp.	60,000	654,095
Rakuten Group, Inc.*	30,700	199,539
Recruit Holdings Co. Ltd.	34,200	1,844,023
Renesas Electronics Corp.	28,000	323,445
Resona Holdings, Inc.	65,700	671,970
Sekisui House Ltd.	27,200	620,120
Seven & i Holdings Co. Ltd.	58,800	792,706
Shimadzu Corp.	16,200	409,703
Shin-Etsu Chemical Co. Ltd.	31,700	1,041,677
Shiseido Co. Ltd.	2,000	34,222
SoftBank Corp.	913,000	1,345,838
SoftBank Group Corp.	38,800	4,908,948
Sompo Holdings, Inc.	33,200	1,028,473
Sony Financial Group, Inc.*	155,500	172,678
Sony Group Corp.	155,500	4,484,372
Subaru Corp.	19,900	408,281
Sumitomo Chemical Co. Ltd.	86,800	273,944
Sumitomo Corp.	40,900	1,187,522
Sumitomo Electric Industries Ltd.	24,700	705,451
Sumitomo Mitsui Financial Group, Inc.	101,100	2,858,744
Sumitomo Mitsui Trust Holdings, Inc.	33,600	978,071
Sumitomo Realty & Development Co. Ltd.	13,800	610,364
Suzuki Motor Corp.	55,600	813,378
Takeda Pharmaceutical Co. Ltd.	39,200	1,145,330
Terumo Corp.	39,200	648,445
Tokio Marine Holdings, Inc.	39,800	1,689,449
Tokyo Electron Ltd.	12,500	2,231,100
Tokyo Gas Co. Ltd.	11,900	424,157
Toray Industries, Inc.	59,800	382,767
Toyota Motor Corp.	262,200	5,059,003
Unicharm Corp.	47,000	305,324
Yamato Holdings Co. Ltd.	18,900	302,789
Total Japan		93,691,063
Luxembourg — 0.2%
ArcelorMittal SA	14,291	513,497
Eurofins Scientific SE	2,721	197,521
Total Luxembourg		711,018
Macau — 0.0%
Sands China Ltd.	82,800	230,934
Netherlands — 3.8%
Adyen NV*(a)	383	614,284
Aegon Ltd.	27,724	222,557
Akzo Nobel NV	4,152	295,643
Argenx SE*	931	675,170
ASM International NV	1,218	731,031
ASML Holding NV	9,083	8,837,916
Heineken NV	5,083	396,695
ING Groep NV	80,468	2,087,189
Koninklijke Ahold Delhaize NV	21,696	878,227
Koninklijke KPN NV	77,286	371,145
Koninklijke Philips NV	19,621	531,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

Investments	Shares	Value
Randstad NV(b)	3,039	$129,157
Wolters Kluwer NV	5,163	704,627
Total Netherlands		16,474,820
New Zealand — 0.1%
Xero Ltd.*	4,013	418,889
Norway — 0.4%
DNB Bank ASA	16,978	461,978
Equinor ASA	19,946	486,566
Mowi ASA	10,755	227,220
Norsk Hydro ASA	36,912	250,080
Telenor ASA	11,451	189,821
Total Norway		1,615,665
Portugal — 0.1%
EDP SA	72,752	345,097
Singapore — 1.0%
DBS Group Holdings Ltd.	44,060	1,748,114
Oversea-Chinese Banking Corp. Ltd.	78,400	999,764
Singapore Telecommunications Ltd.	224,900	720,476
STMicroelectronics NV	18,834	527,799
United Overseas Bank Ltd.	19,600	525,728
Total Singapore		4,521,881
South Africa — 0.2%
Anglo American PLC	22,620	848,093
South Korea — 0.0%
Delivery Hero SE*(a)	2,834	81,284
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	5,011	400,379
Aena SME SA(a)	17,634	482,153
Amadeus IT Group SA	10,255	813,350
Banco Bilbao Vizcaya Argentaria SA	137,196	2,634,094
Banco Santander SA	327,799	3,417,943
CaixaBank SA	61,531	646,786
Cellnex Telecom SA*(a)	6,831	236,699
Endesa SA	5,934	189,720
Grifols SA	8,148	117,998
Iberdrola SA	128,424	2,430,215
Industria de Diseno Textil SA	24,056	1,327,645
Repsol SA	34,733	614,822
Telefonica SA	101,798	526,056
Total Spain		13,837,860
Sweden — 2.1%
Alfa Laval AB	7,394	336,795
Alleima AB	2,202	16,682
Assa Abloy AB, Class B	22,917	795,812
Atlas Copco AB, Class A	86,583	1,462,827
Boliden AB*	6,059	246,545
Epiroc AB, Class A	24,437	515,497
EQT AB	3,815	132,073
Essity AB, Class B	11,412	298,250
Evolution AB(a)(b)	3,284	270,050
H & M Hennes & Mauritz AB, Class B(b)	18,546	345,577
Hexagon AB, Class B	50,503	600,875
Kinnevik AB, Class B*	9,662	85,884
Nibe Industrier AB, Class B	28,213	111,111
Sandvik AB	28,908	804,682
Skandinaviska Enskilda Banken AB, Class A	26,420	516,596
Skanska AB, Class B	3,717	96,392
SKF AB, Class B	8,425	208,898
Svenska Cellulosa AB SCA, Class B	15,025	198,654
Svenska Handelsbanken AB, Class A	25,517	332,084
Swedbank AB, Class A	14,275	429,839
Telefonaktiebolaget LM Ericsson, Class B	64,443	533,353
Telia Co. AB	26,712	101,933
Volvo AB, Class B	31,637	906,548
Total Sweden		9,346,957
Switzerland — 4.4%
ABB Ltd., Registered Shares	42,044	3,028,922
Accelleron Industries AG	2,513	211,457
Adecco Group AG, Registered Shares	2,545	71,330
Chocoladefabriken Lindt & Spruengli AG	31	473,776
Cie Financiere Richemont SA, Class A, Registered Shares	11,123	2,119,332
DSM-Firmenich AG	3,586	305,567
Geberit AG, Registered Shares	962	722,059
Givaudan SA, Registered Shares	196	796,169
Julius Baer Group Ltd.	3,663	253,024
Kuehne & Nagel International AG, Registered Shares	1,302	242,432
Logitech International SA, Registered Shares	4,332	472,483
Lonza Group AG, Registered Shares	1,476	978,002
Partners Group Holding AG	444	576,729
Sandoz Group AG	9,287	550,579
Schindler Holding AG, Participation Certificate	1,619	612,886
Sika AG, Registered Shares	3,250	723,402
Sonova Holding AG, Registered Shares	1,290	351,177
Straumann Holding AG, Registered Shares	1,960	209,142
Swatch Group AG, Bearer Shares	980	184,077
Swiss Life Holding AG, Registered Shares	416	447,344
Swisscom AG, Registered Shares	403	292,506
Temenos AG, Registered Shares	1,709	137,897
UBS Group AG, Registered Shares	71,727	2,930,742
Zurich Insurance Group AG	3,135	2,232,503
Total Switzerland		18,923,537
United Kingdom — 10.7%
Aberdeen Group PLC	35,187	93,557
Admiral Group PLC	3,318	149,729
Ashtead Group PLC	10,298	688,332
Associated British Foods PLC	6,965	192,315
AstraZeneca PLC	27,067	4,074,604
Aviva PLC	55,744	514,661
BAE Systems PLC	63,891	1,771,013
Barclays PLC	358,736	1,833,272
Barratt Redrow PLC	24,220	127,131
British American Tobacco PLC	47,130	2,504,323
BT Group PLC	174,428	448,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

Investments	Shares	Value
Bunzl PLC	6,250	$197,394
Burberry Group PLC*	8,214	129,159
CK Hutchison Holdings Ltd.	74,000	487,443
Coca-Cola Europacific Partners PLC	3,135	283,435
Compass Group PLC	38,771	1,320,023
Croda International PLC	4,356	158,570
DCC PLC(b)	1,406	90,326
Diageo PLC	46,918	1,121,466
Dowlais Group PLC	81,634	87,810
Entain PLC	11,313	133,081
Flutter Entertainment PLC*	3,145	818,847
Halma PLC	10,893	505,932
HSBC Holdings PLC	414,492	5,831,204
Imperial Brands PLC	14,366	610,764
Informa PLC	37,517	463,455
InterContinental Hotels Group PLC	3,910	472,377
Intertek Group PLC	3,717	236,289
Johnson Matthey PLC	8,173	221,158
Just Eat Takeaway.com NV*(a)	2,160	51,242
Kingfisher PLC	48,760	202,640
Legal & General Group PLC	137,650	441,041
Lloyds Banking Group PLC	1,437,647	1,622,280
London Stock Exchange Group PLC	6,551	751,050
Melrose Industries PLC	29,742	243,765
National Grid PLC	80,582	1,158,062
NatWest Group PLC	91,658	643,626
Next PLC	2,952	491,799
Ocado Group PLC*	7,016	21,252
Pearson PLC	16,000	227,570
Persimmon PLC	6,321	98,627
Reckitt Benckiser Group PLC	14,943	1,150,291
RELX PLC	39,736	1,902,803
Rentokil Initial PLC	37,713	190,798
Rolls-Royce Holdings PLC	177,180	2,838,490
Sage Group PLC	28,598	423,501
Segro PLC	15,644	138,032
Smith & Nephew PLC	22,245	400,546
Smiths Group PLC	8,014	253,754
Spirax Group PLC	1,319	121,014
SSE PLC	21,062	493,797
St. James's Place PLC	11,605	198,415
Standard Chartered PLC	55,686	1,076,155
Taylor Wimpey PLC	75,383	104,580
Tesco PLC	152,563	915,003
Unilever PLC	55,029	3,259,643
United Utilities Group PLC	15,800	243,869
Vodafone Group PLC	600,969	697,081
Whitbread PLC	4,887	211,848
WPP PLC	27,348	135,414
Total United Kingdom		46,274,524
United States — 9.4%
Alcon, Inc.	10,767	801,926
BP PLC	434,110	2,488,171
CRH PLC	16,106	1,926,291
CSL Ltd.	9,578	1,258,137
Experian PLC	20,989	1,051,705
Ferguson Enterprises, Inc.	4,508	1,009,864
Ferrovial SE	10,734	615,235
GSK PLC	81,500	1,727,532
Haleon PLC	105,077	470,213
Holcim AG, Registered Shares*	9,625	814,614
James Hardie Industries PLC, CDI*	10,026	186,584
Nestle SA, Registered Shares	57,857	5,313,405
Novartis AG, Registered Shares	44,357	5,581,629
QIAGEN NV	4,823	213,618
Roche Holding AG	14,424	4,711,616
Sanofi SA	22,985	2,121,429
Schneider Electric SE	11,536	3,220,620
Shell PLC	159,976	5,699,707
Stellantis NV	37,360	345,214
Swiss Re AG	5,742	1,061,222
Total United States		40,618,732
TOTAL COMMON STOCKS
(Cost: $282,827,330)		385,837,662
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA, 3.01%	6,060	489,178
Porsche Automobil Holding SE, 5.61%	3,854	151,477
Sartorius AG, 0.33%	793	184,398
Volkswagen AG, 6.98%	4,076	440,424
TOTAL PREFERRED STOCKS
(Cost: $1,500,435)		1,265,477
RIGHTS — 0.0%
Denmark — 0.0%
Orsted AS*	60,039	59,823
Italy — 0.0%
Telecom Italia SpA*^	291,557	5
TOTAL RIGHTS
(Cost: $137,165)		59,828
MUTUAL FUND — 9.0%
United States — 9.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost: $39,033,673)	39,033,673	39,033,673
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)
(Cost: $2,526,207)	2,526,207	2,526,207
TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost: $326,024,810)		428,722,847
Other Assets less Liabilities — 1.2%		5,062,125
NET ASSETS — 100.0%		$433,784,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $5, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,422,671 and the total market value of the collateral held by the Fund was $3,604,306. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,078,099.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
GBP	British pound
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/1/2025	92,687	USD	69,000	GBP	$–	$(204)
Citibank NA	10/2/2025	94,637	USD	143,000	AUD	–	(136)
						$–	$(340)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	452	12/19/25	$50,850,000	$141,106
5 Year U.S. Treasury Note	464	12/31/25	50,666,625	(13,520)
U.S. Treasury Long Bond	443	12/19/25	51,651,031	927,324
2 Year U.S. Treasury Note	244	12/31/25	50,849,219	78,560
Ultra 10 Year U.S. Treasury Note	444	12/19/25	51,094,688	689,156
			$255,111,563	$1,822,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Efficient Core Fund (NTSI)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$385,837,662	$–	$–		$385,837,662
Preferred Stocks	1,265,477	–	–		1,265,477
Rights
Italy	–	–	5	*	5
Other	59,823	–	–		59,823
Mutual Fund	–	39,033,673	–		39,033,673
Investment of Cash Collateral for Securities Loaned	–	2,526,207	–		2,526,207
Total Investments in Securities	$387,162,962	$41,559,880	$5		$428,722,847
Financial Derivative Instruments
Futures Contracts[1]	$1,836,146	$–	$–		$1,836,146
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(340)	$–		$(340)
Futures Contracts[1]	(13,520)	–	–		(13,520)
Total - Net	$388,985,588	$41,559,540	$5		$430,545,133

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 90.2%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	350	$817,929
Ireland — 0.1%
IT Services — 0.1%
Accenture PLC, Class A	4,384	1,081,095
Netherlands — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	1,847	420,617
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	31,775	1,023,155
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	1,580	346,857
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	1,093	277,622
United States — 89.9%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.*	1,440	1,033,401
Boeing Co.*	10,935	2,360,101
General Dynamics Corp.	4,836	1,649,076
General Electric Co.	20,301	6,106,947
HEICO Corp.	2,560	826,419
Howmet Aerospace, Inc.	7,560	1,483,499
L3Harris Technologies, Inc.	3,287	1,003,883
Lockheed Martin Corp.	4,454	2,223,481
Northrop Grumman Corp.	2,634	1,604,949
RTX Corp.	26,179	4,380,532
TransDigm Group, Inc.	1,046	1,378,649
Total Aerospace & Defense		24,050,937
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	2,738	335,651
FedEx Corp.	4,408	1,039,451
United Parcel Service, Inc., Class B	10,512	878,067
Total Air Freight & Logistics		2,253,169
Automobiles — 2.3%
Ford Motor Co.	66,498	795,316
General Motors Co.	24,646	1,502,667
Tesla, Inc.*	59,653	26,528,882
Total Automobiles		28,826,865
Banks — 3.3%
Bank of America Corp.	146,375	7,551,486
Citigroup, Inc.	34,981	3,550,571
Citizens Financial Group, Inc.	8,966	476,633
Fifth Third Bancorp	13,111	584,095
First Citizens BancShares, Inc., Class A	249	445,501
Huntington Bancshares, Inc.	27,014	466,532
JPMorgan Chase & Co.	53,155	16,766,682
KeyCorp	20,640	385,762
M&T Bank Corp.	2,971	587,129
PNC Financial Services Group, Inc.	6,944	1,395,258
Regions Financial Corp.	20,468	539,741
Truist Financial Corp.	23,124	1,057,229
U.S. Bancorp	28,594	1,381,948
Wells Fargo & Co.	67,954	5,695,904
Total Banks		40,884,471
Beverages — 0.9%
Brown-Forman Corp., Class B(a)	9,070	245,616
Coca-Cola Co.	79,400	5,265,808
Constellation Brands, Inc., Class A	2,918	392,967
Keurig Dr. Pepper, Inc.	23,837	608,082
Monster Beverage Corp.*	19,492	1,312,006
PepsiCo, Inc.	24,939	3,502,433
Total Beverages		11,326,912
Biotechnology — 1.4%
AbbVie, Inc.	32,446	7,512,547
Alnylam Pharmaceuticals, Inc.*	2,170	989,520
Amgen, Inc.	9,713	2,741,009
Biogen, Inc.*	1,853	259,568
Gilead Sciences, Inc.	23,500	2,608,500
Moderna, Inc.*(a)	3,769	97,353
Natera, Inc.*	826	132,961
Regeneron Pharmaceuticals, Inc.	1,925	1,082,370
United Therapeutics Corp.*	243	101,868
Vertex Pharmaceuticals, Inc.*	4,662	1,825,826
Total Biotechnology		17,351,522
Broadline Retail — 3.5%
Amazon.com, Inc.*	193,523	42,491,845
eBay, Inc.	9,137	831,010
Total Broadline Retail		43,322,855
Building Products — 0.3%
Builders FirstSource, Inc.*	1,805	218,856
Carlisle Cos., Inc.	955	314,157
Carrier Global Corp.	15,167	905,470
Johnson Controls International PLC	4,086	449,256
Lennox International, Inc.	659	348,848
Masco Corp.	3,940	277,337
Owens Corning	1,666	235,672
Trane Technologies PLC	1,322	557,831
Total Building Products		3,307,427
Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,955	960,394
Ares Management Corp., Class A	3,349	535,472
Bank of New York Mellon Corp.	13,614	1,483,381
Blackrock, Inc.	2,796	3,259,772
Blackstone, Inc.	22,027	3,763,313
Carlyle Group, Inc.(a)	7,252	454,700
Cboe Global Markets, Inc.	648	158,922
Charles Schwab Corp.	31,810	3,036,901
CME Group, Inc.	6,731	1,818,649
Coinbase Global, Inc., Class A*	4,293	1,448,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
FactSet Research Systems, Inc.	610	$174,759
Goldman Sachs Group, Inc.	6,008	4,784,471
Interactive Brokers Group, Inc., Class A	2,172	149,455
Intercontinental Exchange, Inc.	10,344	1,742,757
Jefferies Financial Group, Inc.	667	43,635
KKR & Co., Inc.	16,813	2,184,849
LPL Financial Holdings, Inc.	1,525	507,352
Moody's Corp.	3,378	1,609,549
Morgan Stanley	30,735	4,885,636
MSCI, Inc.	1,532	869,272
Nasdaq, Inc.	10,021	886,357
Northern Trust Corp.	4,176	562,090
Raymond James Financial, Inc.	3,836	662,094
Robinhood Markets, Inc., Class A*	4,443	636,149
S&P Global, Inc.	5,937	2,889,597
State Street Corp.	6,277	728,195
T Rowe Price Group, Inc.	4,209	432,012
Total Capital Markets		40,668,578
Chemicals — 0.7%
Air Products & Chemicals, Inc.	4,076	1,111,607
CF Industries Holdings, Inc.	3,747	336,106
Corteva, Inc.	13,000	879,190
Dow, Inc.	8,266	189,539
DuPont de Nemours, Inc.	8,019	624,680
Ecolab, Inc.	5,224	1,430,645
International Flavors & Fragrances, Inc.	4,381	269,607
Linde PLC	3,477	1,651,575
LyondellBasell Industries NV, Class A	3,430	168,207
PPG Industries, Inc.	4,141	435,260
RPM International, Inc.	2,479	292,225
Sherwin-Williams Co.	4,857	1,681,785
Westlake Corp.	2,023	155,892
Total Chemicals		9,226,318
Commercial Services & Supplies — 0.5%
Cintas Corp.	8,145	1,671,843
Copart, Inc.*	17,965	807,886
Republic Services, Inc.	5,764	1,322,723
Rollins, Inc.	8,353	490,655
Veralto Corp.	4,765	507,997
Waste Connections, Inc.	1,593	280,049
Waste Management, Inc.	7,322	1,616,917
Total Commercial Services & Supplies		6,698,070
Communications Equipment — 0.8%
Arista Networks, Inc.*	23,683	3,450,850
Cisco Systems, Inc.	76,780	5,253,287
Motorola Solutions, Inc.	3,037	1,388,790
Ubiquiti, Inc.	405	267,535
Total Communications Equipment		10,360,462
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	231	190,617
EMCOR Group, Inc.	297	192,913
Quanta Services, Inc.	2,600	1,077,492
Total Construction & Engineering		1,461,022
Construction Materials — 0.2%
CRH PLC	4,130	495,187
Martin Marietta Materials, Inc.	1,163	733,016
Vulcan Materials Co.	2,783	856,106
Total Construction Materials		2,084,309
Consumer Finance — 0.6%
American Express Co.	13,413	4,455,262
Capital One Financial Corp.	12,231	2,600,066
SoFi Technologies, Inc.*(a)	6,455	170,541
Synchrony Financial	7,634	542,396
Total Consumer Finance		7,768,265
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	8,120	7,516,116
Dollar General Corp.	3,889	401,928
Kroger Co.	12,760	860,152
Sysco Corp.	9,478	780,418
Target Corp.	7,570	679,029
U.S. Foods Holding Corp.*	1,760	134,851
Walmart, Inc.	148,636	15,318,426
Total Consumer Staples Distribution & Retail		25,690,920
Containers & Packaging — 0.1%
Avery Dennison Corp.	1,504	243,904
Ball Corp.	4,567	230,268
International Paper Co.	6,805	315,752
Packaging Corp. of America	1,569	341,932
Smurfit WestRock PLC	3,407	145,036
Total Containers & Packaging		1,276,892
Distributors — 0.0%
Genuine Parts Co.	1,990	275,814
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	133,773	3,777,750
Verizon Communications, Inc.	76,814	3,375,975
Total Diversified Telecommunication Services		7,153,725
Electric Utilities — 1.2%
Alliant Energy Corp.	3,986	268,696
American Electric Power Co., Inc.	10,237	1,151,663
Constellation Energy Corp.	6,299	2,072,812
Duke Energy Corp.	13,724	1,698,345
Edison International	6,866	379,552
Entergy Corp.	7,782	725,205
Eversource Energy	6,256	445,052
Exelon Corp.	18,719	842,542
FirstEnergy Corp.	9,499	435,244
NextEra Energy, Inc.	37,841	2,856,617
NRG Energy, Inc.	1,428	231,265
PG&E Corp.	39,491	595,524
PPL Corp.(a)	14,140	525,442
Southern Co.	19,841	1,880,332
Xcel Energy, Inc.	10,313	831,743
Total Electric Utilities		14,940,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
Electrical Equipment — 0.7%
AMETEK, Inc.	4,442	$835,096
Eaton Corp. PLC	2,848	1,065,864
Emerson Electric Co.	11,189	1,467,773
GE Vernova, Inc.	5,084	3,126,152
Hubbell, Inc.	943	405,782
Rockwell Automation, Inc.	1,982	692,769
Vertiv Holdings Co., Class A	7,133	1,076,084
Total Electrical Equipment		8,669,520
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	21,487	2,659,016
CDW Corp.	2,071	329,869
Corning, Inc.	16,045	1,316,171
Keysight Technologies, Inc.*	3,151	551,173
Ralliant Corp.	2,579	112,780
Teledyne Technologies, Inc.*	1,051	615,928
Trimble, Inc.*	1,295	105,737
Zebra Technologies Corp., Class A*	1,019	302,806
Total Electronic Equipment, Instruments & Components		5,993,480
Energy Equipment & Services — 0.1%
Baker Hughes Co.	18,667	909,457
Halliburton Co.	15,707	386,392
Schlumberger NV	10,646	365,903
Total Energy Equipment & Services		1,661,752
Entertainment — 1.6%
Electronic Arts, Inc.	4,755	959,084
Liberty Media Corp.-Liberty Formula One, Class C*	4,540	474,203
Live Nation Entertainment, Inc.*(a)	5,100	833,340
Netflix, Inc.*	8,593	10,302,320
ROBLOX Corp., Class A*	10,973	1,519,980
Take-Two Interactive Software, Inc.*	3,426	885,141
Walt Disney Co.	33,856	3,876,512
Warner Bros Discovery, Inc.*	38,553	752,940
Total Entertainment		19,603,520
Financial Services — 4.1%
Affirm Holdings, Inc.*	1,669	121,970
Apollo Global Management, Inc.	15,528	2,069,417
Berkshire Hathaway, Inc., Class B*	40,689	20,455,988
Block, Inc.*	10,808	781,094
Corebridge Financial, Inc.	11,837	379,376
Corpay, Inc.*	1,509	434,683
Fidelity National Information Services, Inc.	7,759	511,628
Fiserv, Inc.*	11,120	1,433,702
Global Payments, Inc.	4,359	362,146
Mastercard, Inc., Class A	17,935	10,201,607
PayPal Holdings, Inc.*	17,768	1,191,522
Toast, Inc., Class A*	3,048	111,282
Visa, Inc., Class A	38,582	13,171,123
Total Financial Services		51,225,538
Food Products — 0.4%
Archer-Daniels-Midland Co.	8,754	522,964
General Mills, Inc.	10,026	505,511
Hershey Co.	3,331	623,064
Hormel Foods Corp.	11,477	283,941
Kellanova	5,643	462,839
Kraft Heinz Co.	20,627	537,127
McCormick & Co., Inc., Non-Voting Shares	4,642	310,596
Mondelez International, Inc., Class A	25,982	1,623,095
Tyson Foods, Inc., Class A	5,696	309,293
Total Food Products		5,178,430
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,553	435,925
Ground Transportation — 0.8%
CSX Corp.	34,235	1,215,685
JB Hunt Transport Services, Inc.	1,973	264,717
Norfolk Southern Corp.	3,987	1,197,735
Old Dominion Freight Line, Inc.	3,775	531,444
Uber Technologies, Inc.*	36,637	3,589,327
Union Pacific Corp.	10,668	2,521,595
XPO, Inc.*	803	103,804
Total Ground Transportation		9,424,307
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	32,009	4,287,286
Align Technology, Inc.*	805	100,802
Baxter International, Inc.	7,947	180,953
Becton Dickinson & Co.	5,106	955,690
Boston Scientific Corp.*	27,672	2,701,617
Cooper Cos., Inc.*	4,044	277,257
Dexcom, Inc.*	5,594	376,420
Edwards Lifesciences Corp.*	9,085	706,540
GE HealthCare Technologies, Inc.	8,143	611,539
Hologic, Inc.*	4,867	328,474
IDEXX Laboratories, Inc.*	1,191	760,918
Insulet Corp.*	1,484	458,155
Intuitive Surgical, Inc.*	6,622	2,961,557
Medtronic PLC	9,023	859,351
ResMed, Inc.	2,553	698,833
STERIS PLC	909	224,923
Stryker Corp.	7,391	2,732,231
Zimmer Biomet Holdings, Inc.	3,684	362,874
Total Health Care Equipment & Supplies		19,585,420
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	4,419	693,606
Cencora, Inc.	3,491	1,091,042
Centene Corp.*	6,740	240,483
Cigna Group	5,436	1,566,927
CVS Health Corp.	23,164	1,746,334
Elevance Health, Inc.	4,215	1,361,951
HCA Healthcare, Inc.	4,762	2,029,564
Humana, Inc.	1,949	507,071
Labcorp Holdings, Inc.	1,760	505,226
McKesson Corp.	2,536	1,959,162
Molina Healthcare, Inc.*	930	177,965
Quest Diagnostics, Inc.	1,940	369,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
UnitedHealth Group, Inc.	16,796	$5,799,659
Total Health Care Providers & Services		18,048,715
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	3,103	258,604
Ventas, Inc.	7,409	518,556
Welltower, Inc.	10,292	1,833,417
Total Health Care REITs		2,610,577
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	2,930	872,876
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A*	11,290	1,370,832
Booking Holdings, Inc.	674	3,639,108
Carnival Corp.*	5,983	172,969
Chipotle Mexican Grill, Inc.*	25,644	1,004,988
Darden Restaurants, Inc.	2,523	480,278
Domino's Pizza, Inc.	564	243,485
DoorDash, Inc., Class A*	6,922	1,882,715
DraftKings, Inc., Class A*	9,978	373,177
Expedia Group, Inc.	2,503	535,016
Hilton Worldwide Holdings, Inc.	4,964	1,287,860
Las Vegas Sands Corp.	12,927	695,343
Marriott International, Inc., Class A	5,612	1,461,589
McDonald's Corp.	13,143	3,994,026
Royal Caribbean Cruises Ltd.	1,565	506,403
Starbucks Corp.	21,123	1,787,006
Yum! Brands, Inc.	4,992	758,784
Total Hotels, Restaurants & Leisure		20,193,579
Household Durables — 0.2%
DR Horton, Inc.(a)	6,002	1,017,159
Garmin Ltd.	1,197	294,725
Lennar Corp., Class A	4,857	612,176
NVR, Inc.*	59	474,045
PulteGroup, Inc.	4,060	536,448
Toll Brothers, Inc.	992	137,035
Total Household Durables		3,071,588
Household Products — 0.8%
Church & Dwight Co., Inc.	4,581	401,433
Clorox Co.	2,389	294,564
Colgate-Palmolive Co.	15,579	1,245,385
Kimberly-Clark Corp.	6,091	757,355
Procter & Gamble Co.	44,670	6,863,545
Total Household Products		9,562,282
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	6,708	1,314,231
Industrial Conglomerates — 0.3%
3M Co.	10,005	1,552,576
Honeywell International, Inc.	11,855	2,495,477
Total Industrial Conglomerates		4,048,053
Industrial REITs — 0.1%
Prologis, Inc.	15,714	1,799,567
Insurance — 1.4%
Aflac, Inc.	10,258	1,145,818
Allstate Corp.	4,896	1,050,926
American International Group, Inc.	13,229	1,039,006
Aon PLC, Class A	1,503	535,940
Arch Capital Group Ltd.	2,619	237,622
Arthur J Gallagher & Co.	3,950	1,223,473
Brown & Brown, Inc.	5,089	477,297
Chubb Ltd.	2,743	774,212
Cincinnati Financial Corp.	3,039	480,466
Erie Indemnity Co., Class A	461	146,672
Everest Group Ltd.	364	127,484
Fidelity National Financial, Inc.	4,500	272,205
Hartford Insurance Group, Inc.	5,610	748,318
Loews Corp.	4,528	454,566
Markel Group, Inc.*	276	527,535
Marsh & McLennan Cos., Inc.	9,405	1,895,390
MetLife, Inc.	15,324	1,262,238
Principal Financial Group, Inc.	4,325	358,586
Progressive Corp.	11,046	2,727,810
Prudential Financial, Inc.	6,744	699,622
Travelers Cos., Inc.	4,198	1,172,165
Willis Towers Watson PLC	697	240,779
WR Berkley Corp.	7,139	546,990
Total Insurance		18,145,120
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A	234,449	56,994,552
Meta Platforms, Inc., Class A	49,152	36,096,246
Pinterest, Inc., Class A*	11,550	371,563
Snap, Inc., Class A*	28,181	217,276
Total Interactive Media & Services		93,679,637
IT Services — 0.8%
Cloudflare, Inc., Class A*	5,592	1,199,987
Cognizant Technology Solutions Corp., Class A	9,538	639,714
Gartner, Inc.*	1,419	373,013
GoDaddy, Inc., Class A*	2,301	314,846
International Business Machines Corp.	17,040	4,808,006
MongoDB, Inc.*	1,192	369,973
Snowflake, Inc.*	6,069	1,368,863
Twilio, Inc., Class A*	3,801	380,442
VeriSign, Inc.	1,309	365,957
Total IT Services		9,820,801
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	5,263	675,506
Danaher Corp.	13,302	2,637,254
Illumina, Inc.*	2,028	192,599
IQVIA Holdings, Inc.*	3,113	591,283
Mettler-Toledo International, Inc.*	388	476,313
Thermo Fisher Scientific, Inc.	7,016	3,402,900
Waters Corp.*	1,134	339,985
West Pharmaceutical Services, Inc.	1,263	331,323
Total Life Sciences Tools & Services		8,647,163
Machinery — 1.3%
Caterpillar, Inc.	9,338	4,455,627
Cummins, Inc.	2,560	1,081,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
Deere & Co.	5,379	$2,459,601
Dover Corp.	2,422	404,062
Fortive Corp.	7,753	379,819
IDEX Corp.	1,400	227,864
Illinois Tool Works, Inc.	5,722	1,492,069
Ingersoll Rand, Inc.	7,662	633,034
Otis Worldwide Corp.	7,472	683,165
PACCAR, Inc.	9,815	965,011
Parker-Hannifin Corp.	2,511	1,903,715
Pentair PLC	1,142	126,488
Snap-on, Inc.	918	318,115
Westinghouse Air Brake Technologies Corp.	3,394	680,395
Xylem, Inc.	4,654	686,465
Total Machinery		16,496,697
Media — 0.4%
Charter Communications, Inc., Class A*(a)	2,729	750,762
Comcast Corp., Class A	76,808	2,413,307
Fox Corp., Class A	9,968	628,582
News Corp., Class A	11,348	348,497
Omnicom Group, Inc.	3,611	294,405
Trade Desk, Inc., Class A*(a)	8,339	408,694
Total Media		4,844,247
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	26,442	1,037,055
Newmont Corp.	19,901	1,677,853
Nucor Corp.	4,242	574,494
Reliance, Inc.	1,136	319,023
Steel Dynamics, Inc.	3,213	447,989
Total Metals & Mining		4,056,414
Multi-Utilities — 0.5%
Ameren Corp.	6,021	628,472
CenterPoint Energy, Inc.	13,184	511,539
CMS Energy Corp.	4,887	358,022
Consolidated Edison, Inc.	6,330	636,292
Dominion Energy, Inc.(a)	14,929	913,207
DTE Energy Co.	3,238	457,950
NiSource, Inc.	1,761	76,251
Public Service Enterprise Group, Inc.	8,897	742,544
Sempra	12,291	1,105,944
WEC Energy Group, Inc.	6,999	802,015
Total Multi-Utilities		6,232,236
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	1,342	315,343
Chevron Corp.	39,907	6,197,158
ConocoPhillips	24,648	2,331,454
Coterra Energy, Inc.	15,726	371,920
Devon Energy Corp.	10,408	364,905
Diamondback Energy, Inc.	3,511	502,424
EOG Resources, Inc.	10,807	1,211,681
EQT Corp.	7,808	424,990
Expand Energy Corp.	1,860	197,606
Exxon Mobil Corp.	85,159	9,601,677
Kinder Morgan, Inc.	39,495	1,118,104
Marathon Petroleum Corp.	7,106	1,369,610
Occidental Petroleum Corp.	15,401	727,697
ONEOK, Inc.	10,853	791,943
Phillips 66	8,234	1,119,989
Targa Resources Corp.	4,368	731,815
Texas Pacific Land Corp.	416	388,394
Valero Energy Corp.	6,365	1,083,705
Williams Cos., Inc.	22,676	1,436,525
Total Oil, Gas & Consumable Fuels		30,286,940
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	13,984	793,592
Southwest Airlines Co.	6,538	208,628
United Airlines Holdings, Inc.*	6,619	638,733
Total Passenger Airlines		1,640,953
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	5,063	446,152
Kenvue, Inc.	35,106	569,770
Total Personal Care Products		1,015,922
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	37,607	1,696,076
Eli Lilly & Co.	18,103	13,812,589
Johnson & Johnson	43,427	8,052,234
Merck & Co., Inc.	45,916	3,853,730
Pfizer, Inc.	82,974	2,114,178
Zoetis, Inc.	8,244	1,206,262
Total Pharmaceuticals		30,735,069
Professional Services — 0.5%
Amentum Holdings, Inc.*	146	3,497
Automatic Data Processing, Inc.	7,871	2,310,139
Booz Allen Hamilton Holding Corp.	2,120	211,894
Broadridge Financial Solutions, Inc.	2,072	493,488
Equifax, Inc.	2,141	549,231
Jacobs Solutions, Inc.	2,305	345,427
Leidos Holdings, Inc.	2,292	433,096
Paychex, Inc.	7,209	913,813
SS&C Technologies Holdings, Inc.	5,106	453,209
TransUnion	1,403	117,543
Verisk Analytics, Inc.	2,763	694,922
Total Professional Services		6,526,259
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	5,507	867,683
CoStar Group, Inc.*	6,754	569,835
Zillow Group, Inc., Class C*	1,463	112,724
Total Real Estate Management & Development		1,550,242
Residential REITs — 0.1%
AvalonBay Communities, Inc.	2,445	472,301
Equity Residential	6,303	407,993
Essex Property Trust, Inc.	1,176	314,768
Invitation Homes, Inc.	9,297	272,681
Mid-America Apartment Communities, Inc.	2,081	290,778
Total Residential REITs		1,758,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
Retail REITs — 0.2%
Kimco Realty Corp.	15,051	$328,864
Realty Income Corp.	13,090	795,741
Simon Property Group, Inc.	6,223	1,167,871
Total Retail REITs		2,292,476
Semiconductors & Semiconductor Equipment — 12.0%
Advanced Micro Devices, Inc.*	32,179	5,206,241
Analog Devices, Inc.	9,245	2,271,497
Applied Materials, Inc.	15,918	3,259,051
Broadcom, Inc.	86,088	28,401,292
First Solar, Inc.*	1,883	415,258
Intel Corp.*	79,395	2,663,702
KLA Corp.	2,517	2,714,836
Lam Research Corp.	24,147	3,233,283
Marvell Technology, Inc.	17,896	1,504,517
Microchip Technology, Inc.	8,603	552,485
Micron Technology, Inc.	20,634	3,452,481
Monolithic Power Systems, Inc.	833	766,893
NVIDIA Corp.	478,226	89,227,407
ON Semiconductor Corp.*	7,452	367,458
Qualcomm, Inc.	20,518	3,413,375
Teradyne, Inc.	2,499	343,962
Texas Instruments, Inc.	16,169	2,970,730
Total Semiconductors & Semiconductor Equipment		150,764,468
Software — 10.7%
Adobe, Inc.*	7,912	2,790,958
AppLovin Corp., Class A*	7,231	5,195,763
Atlassian Corp., Class A*	4,744	757,617
Autodesk, Inc.*	3,950	1,254,796
Cadence Design Systems, Inc.*	5,214	1,831,470
Crowdstrike Holdings, Inc., Class A*	4,660	2,285,171
Datadog, Inc., Class A*	5,845	832,328
Docusign, Inc.*	695	50,103
Dynatrace, Inc.*	6,580	318,801
Fair Isaac Corp.*	435	650,991
Fortinet, Inc.*	14,281	1,200,746
Gen Digital, Inc.	11,727	332,930
Guidewire Software, Inc.*	423	97,231
HubSpot, Inc.*	1,000	467,800
Intuit, Inc.	5,254	3,588,009
Manhattan Associates, Inc.*	1,003	205,595
Microsoft Corp.	139,301	72,150,953
Nutanix, Inc., Class A*	1,528	113,668
Oracle Corp.	50,779	14,281,086
Palantir Technologies, Inc., Class A*	45,796	8,354,106
Palo Alto Networks, Inc.*	12,679	2,581,698
PTC, Inc.*	2,093	424,921
Roper Technologies, Inc.	2,025	1,009,847
Salesforce, Inc.	18,666	4,423,842
ServiceNow, Inc.*	3,858	3,550,440
Strategy, Inc.*(a)	1,231	396,640
Synopsys, Inc.*	3,508	1,730,812
Tyler Technologies, Inc.*	742	388,185
Workday, Inc., Class A*	4,713	1,134,560
Zoom Communications, Inc., Class A*	6,542	539,715
Zscaler, Inc.*	2,665	798,594
Total Software		133,739,376
Specialized REITs — 0.6%
American Tower Corp.	8,167	1,570,677
Crown Castle, Inc.	7,497	723,386
Digital Realty Trust, Inc.	5,803	1,003,223
Equinix, Inc.	1,784	1,397,300
Extra Space Storage, Inc.	3,509	494,559
Iron Mountain, Inc.	5,257	535,899
Public Storage	2,954	853,263
SBA Communications Corp.	1,947	376,452
VICI Properties, Inc.	16,589	540,967
Weyerhaeuser Co.	12,652	313,643
Total Specialized REITs		7,809,369
Specialty Retail — 1.5%
AutoZone, Inc.*	312	1,338,555
Best Buy Co., Inc.	3,529	266,863
Burlington Stores, Inc.*	303	77,113
Carvana Co.*	891	336,121
Home Depot, Inc.	18,181	7,366,759
Lowe's Cos., Inc.	10,511	2,641,519
O'Reilly Automotive, Inc.*	16,432	1,771,534
Ross Stores, Inc.	6,361	969,353
TJX Cos., Inc.	21,407	3,094,168
Tractor Supply Co.	9,942	565,402
Ulta Beauty, Inc.*	837	457,630
Williams-Sonoma, Inc.	2,109	412,204
Total Specialty Retail		19,297,221
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	283,257	72,125,730
Dell Technologies, Inc., Class C	14,508	2,056,799
Hewlett Packard Enterprise Co.	27,198	667,983
HP, Inc.	18,873	513,912
NetApp, Inc.	3,397	402,409
Pure Storage, Inc., Class A*	1,487	124,625
Sandisk Corp.*	2,123	238,201
Seagate Technology Holdings PLC	860	203,012
Super Micro Computer, Inc.*	8,074	387,067
Western Digital Corp.	6,403	768,744
Total Technology Hardware, Storage & Peripherals		77,488,482
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*	2,590	262,549
Lululemon Athletica, Inc.*	382	67,969
NIKE, Inc., Class B	23,374	1,629,869
Total Textiles, Apparel & Luxury Goods		1,960,387
Tobacco — 0.6%
Altria Group, Inc.	33,171	2,191,276
Philip Morris International, Inc.	28,803	4,671,847
Total Tobacco		6,863,123
Trading Companies & Distributors — 0.3%
Fastenal Co.	20,628	1,011,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

Investments	Shares	Value
Ferguson Enterprises, Inc.	1,162	$260,962
United Rentals, Inc.	1,196	1,141,773
Watsco, Inc.	666	269,264
WW Grainger, Inc.	929	885,300
Total Trading Companies & Distributors		3,568,896
Water Utilities — 0.0%
American Water Works Co., Inc.	3,548	493,846
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	22,295	5,336,977
Total United States		1,127,278,769
TOTAL COMMON STOCKS (COST: $704,542,190)		1,131,246,044
MUTUAL FUND — 8.8%
United States — 8.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $110,784,168)	110,784,168	110,784,168
TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost: $815,326,358)		1,242,030,212
Other Assets less Liabilities — 1.0%		12,473,148
NET ASSETS — 100.0%		$1,254,503,360

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,216,883 and the total market value of the collateral held by the Fund was $6,395,942, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	698	12/31/25	$145,462,110	$209,340
5 Year U.S. Treasury Note	1,337	12/31/25	145,994,133	(52,999)
10 Year U.S. Treasury Note	1,293	12/19/25	145,462,500	386,142
U.S. Treasury Long Bond	1,257	12/19/25	146,558,344	2,641,712
Ultra 10 Year U.S. Treasury Note	1,270	12/19/25	146,149,219	1,924,790
			$729,626,306	$5,108,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Efficient Core Fund (NTSX)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,131,246,044	$–	$–	$1,131,246,044
Mutual Fund	–	110,784,168	–	110,784,168
Total Investments in Securities	$1,131,246,044	$110,784,168	$–	$1,242,030,212
Financial Derivative Instruments
Futures Contracts[1]	$5,161,984	$–	$–	$5,161,984
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(52,999)	$–	$–	$(52,999)
Total - Net	$1,136,355,029	$110,784,168	$–	$1,247,139,197

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Artificial Intelligence and Innovation Fund (WTAI)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Canada — 2.5%
Electronic Equipment, Instruments & Components — 1.7%
Celestica, Inc.*	24,245	$5,973,483
Software — 0.8%
D-Wave Quantum, Inc.*(a)	123,382	3,048,769
Total Canada		9,022,252
China — 2.7%
Broadline Retail — 1.4%
Alibaba Group Holding Ltd.	225,300	5,125,456
Interactive Media & Services — 1.3%
Tencent Holdings Ltd.	55,700	4,746,427
Total China		9,871,883
Germany — 1.5%
Aerospace & Defense — 0.5%
Rheinmetall AG	816	1,902,738
Software — 1.0%
SAP SE	13,693	3,666,745
Total Germany		5,569,483
Italy — 0.5%
Aerospace & Defense — 0.5%
Leonardo SpA	29,340	1,862,312
Japan — 2.8%
Wireless Telecommunication Services — 2.8%
SoftBank Group Corp.	81,500	10,311,322
Netherlands — 2.0%
Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV, Registered Shares	4,545	4,399,969
Software — 0.8%
Nebius Group NV*(a)	24,404	2,739,837
Total Netherlands		7,139,806
South Korea — 3.9%
Automobiles — 1.1%
Hyundai Motor Co.	25,676	3,934,528
Semiconductors & Semiconductor Equipment — 2.3%
SK Hynix, Inc.	34,072	8,438,773
Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd.	32,326	1,933,040
Total South Korea		14,306,341
Taiwan — 2.1%
Semiconductors & Semiconductor Equipment — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,611	7,432,186
United Kingdom — 0.7%
Professional Services — 0.7%
RELX PLC	52,726	2,524,844
United States — 81.2%
Aerospace & Defense — 0.5%
AeroVironment, Inc.*	6,405	2,016,870
Automobiles — 3.0%
General Motors Co.	80,103	4,883,880
Tesla, Inc.*	13,341	5,933,009
Total Automobiles		10,816,889
Biotechnology — 0.3%
Recursion Pharmaceuticals, Inc., Class A*(a)	227,479	1,110,098
Broadline Retail — 1.8%
Amazon.com, Inc.*	30,382	6,670,976
Communications Equipment — 1.3%
Arista Networks, Inc.*	33,140	4,828,829
Consumer Staples Distribution & Retail — 0.7%
Kroger Co.	37,326	2,516,146
Electrical Equipment — 1.4%
Vertiv Holdings Co., Class A	33,410	5,040,233
Entertainment — 0.9%
Netflix, Inc.*	2,721	3,262,261
Ground Transportation — 1.4%
Lyft, Inc., Class A*(a)	224,222	4,935,126
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc.*	8,845	3,955,749
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	65,451	15,911,138
Meta Platforms, Inc., Class A	16,520	12,131,958
Total Interactive Media & Services		28,043,096
IT Services — 6.6%
Cloudflare, Inc., Class A*	23,309	5,001,878
DigitalOcean Holdings, Inc.*(a)	71,652	2,447,632
International Business Machines Corp.	12,803	3,612,495
MongoDB, Inc.*	13,605	4,222,720
Okta, Inc.*	34,730	3,184,741
Snowflake, Inc.*	24,162	5,449,739
Total IT Services		23,919,205
Machinery — 1.4%
Deere & Co.	5,110	2,336,599
Symbotic, Inc.*(a)	53,010	2,857,239
Total Machinery		5,193,838
Semiconductors & Semiconductor Equipment — 24.0%
Advanced Micro Devices, Inc.*	35,864	5,802,437
Astera Labs, Inc.*	28,763	5,631,795
Broadcom, Inc.	39,522	13,038,703
Credo Technology Group Holding Ltd.*	40,478	5,894,002
Intel Corp.*	202,655	6,799,075
Lam Research Corp.	32,073	4,294,575
Lattice Semiconductor Corp.*	52,476	3,847,540
Marvell Technology, Inc.	97,828	8,224,400
Microchip Technology, Inc.	48,130	3,090,909
Micron Technology, Inc.	42,524	7,115,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Artificial Intelligence and Innovation Fund (WTAI)
September 30, 2025

Investments	Shares	Value
NVIDIA Corp.	67,495	$12,593,217
Qualcomm, Inc.	11,056	1,839,276
Rigetti Computing, Inc.*(a)	104,265	3,106,054
Teradyne, Inc.	45,400	6,248,856
Total Semiconductors & Semiconductor Equipment		87,525,955
Software — 27.3%
Autodesk, Inc.*	14,481	4,600,179
Cadence Design Systems, Inc.*	9,879	3,470,097
Confluent, Inc., Class A*	151,016	2,990,117
Crowdstrike Holdings, Inc., Class A*	7,615	3,734,244
Datadog, Inc., Class A*	23,944	3,409,626
Dynatrace, Inc.*	66,262	3,210,394
Elastic NV*	27,973	2,363,439
Gitlab, Inc., Class A*(a)	52,850	2,382,478
HubSpot, Inc.*	6,867	3,212,383
Intuit, Inc.	4,158	2,839,540
JFrog Ltd.*	84,972	4,021,725
Microsoft Corp.	23,451	12,146,445
Oracle Corp.	30,909	8,692,847
Palantir Technologies, Inc., Class A*	44,328	8,086,314
Palo Alto Networks, Inc.*	18,928	3,854,119
Procore Technologies, Inc.*	25,699	1,873,971
PTC, Inc.*	16,499	3,349,627
Rubrik, Inc., Class A*	35,470	2,917,407
Salesforce, Inc.	9,416	2,231,592
Samsara, Inc., Class A*	64,522	2,403,444
SentinelOne, Inc., Class A*	203,771	3,588,407
ServiceNow, Inc.*	6,368	5,860,343
Synopsys, Inc.*	5,804	2,863,636
Varonis Systems, Inc.*	29,288	1,683,181
Zscaler, Inc.*	11,889	3,562,658
Total Software		99,348,213
Specialized REITs — 0.9%
Equinix, Inc.	4,090	3,203,452
Technology Hardware, Storage & Peripherals — 0.9%
IonQ, Inc.*(a)	55,096	3,388,404
Total United States		295,775,340
TOTAL COMMON STOCKS (COST: $281,966,038)		363,815,769
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $85,232)	85,232	85,232
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.4%
United States — 2.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)
(Cost: $8,635,670)	8,635,670	$8,635,670
TOTAL INVESTMENTS IN SECURITIES — 102.3% (Cost: $290,686,940)		372,536,671
Other Liabilities less Assets — (2.3)%		(8,318,381)
NET ASSETS — 100.0%		$364,218,290

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,572,047 and the total market value of the collateral held by the Fund was $19,408,366. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,772,696.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Artificial Intelligence and Innovation Fund (WTAI)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$363,815,769	$–	$–	$363,815,769
Mutual Fund	–	85,232	–	85,232
Investment of Cash Collateral for Securities Loaned	–	8,635,670	–	8,635,670
Total Investments in Securities	$363,815,769	$8,720,902	$–	$372,536,671

See Notes to Schedule of Investments.

Schedule of Investments(unaudited)
WisdomTree BioRevolution Fund (WDNA)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 0.2%
Chemicals — 0.2%
Nufarm Ltd.*	3,614	$5,485
Belgium — 1.3%
Chemicals — 1.3%
Syensqo SA	366	29,544
Denmark — 3.4%
Biotechnology — 1.3%
Genmab AS, ADR*	1,035	31,744
Chemicals — 2.1%
Novonesis Novozymes, Class B	802	49,121
Total Denmark		80,865
Germany — 3.0%
Biotechnology — 1.9%
BioNTech SE, ADR*(a)	347	34,221
CureVac NV*	2,201	11,864
Total Biotechnology		46,085
Oil, Gas & Consumable Fuels — 0.3%
Verbio SE(a)	575	7,216
Pharmaceuticals — 0.8%
Bayer AG, Registered Shares	583	19,338
Total Germany		72,639
Japan — 1.0%
Pharmaceuticals — 1.0%
Takeda Pharmaceutical Co. Ltd.	792	23,140
Netherlands — 5.1%
Biotechnology — 5.1%
Argenx SE, ADR*	34	25,077
uniQure NV*	1,677	97,887
Total Netherlands		122,964
Switzerland — 3.1%
Biotechnology — 3.1%
CRISPR Therapeutics AG*	1,131	73,300
United Kingdom — 2.6%
Biotechnology — 0.5%
Genus PLC	386	12,316
Life Sciences Tools & Services — 0.8%
Oxford Nanopore Technologies PLC*	9,718	19,925
Pharmaceuticals — 1.3%
AstraZeneca PLC, ADR	395	30,304
Total United Kingdom		62,545
United States — 80.2%
Biotechnology — 54.2%
Absci Corp.*(a)	7,890	23,986
Agios Pharmaceuticals, Inc.*	1,256	50,416
Allogene Therapeutics, Inc.*(a)	14,915	18,495
Alnylam Pharmaceuticals, Inc.*	29	13,224
Amgen, Inc.	113	31,888
Amicus Therapeutics, Inc.*	3,969	31,276
Arcellx, Inc.*	202	16,584
Arcturus Therapeutics Holdings, Inc.*	2,763	50,922
Arrowhead Pharmaceuticals, Inc.*	580	20,004
Beam Therapeutics, Inc.*(a)	2,206	53,540
Biogen, Inc.*	101	14,148
Biohaven Ltd.*	427	6,409
BioMarin Pharmaceutical, Inc.*	459	24,859
Bridgebio Pharma, Inc.*(a)	200	10,388
Caribou Biosciences, Inc.*	5,952	13,868
Editas Medicine, Inc.*	15,619	54,198
Exact Sciences Corp.*	411	22,486
Exelixis, Inc.*	417	17,222
Fate Therapeutics, Inc.*	11,261	14,189
Geron Corp.*	14,218	19,479
Gilead Sciences, Inc.	363	40,293
Halozyme Therapeutics, Inc.*(a)	249	18,262
Immunome, Inc.*	2,318	27,144
Intellia Therapeutics, Inc.*(a)	5,722	98,819
Ionis Pharmaceuticals, Inc.*	721	47,168
Iovance Biotherapeutics, Inc.*(a)	6,328	13,732
Krystal Biotech, Inc.*	89	15,711
Moderna, Inc.*	1,312	33,889
Myriad Genetics, Inc.*	2,397	17,330
Natera, Inc.*	334	53,764
Recursion Pharmaceuticals, Inc., Class A*(a)	3,186	15,548
Regeneron Pharmaceuticals, Inc.	37	20,804
REGENXBIO, Inc.*(a)	4,774	46,069
REVOLUTION Medicines, Inc.*	192	8,966
Rocket Pharmaceuticals, Inc.*	2,908	9,480
Roivant Sciences Ltd.*	1,495	22,619
Sana Biotechnology, Inc.*(a)	14,298	50,758
Sarepta Therapeutics, Inc.*(a)	501	9,654
Stoke Therapeutics, Inc.*(a)	2,190	51,465
Twist Bioscience Corp.*(a)	1,306	36,751
Ultragenyx Pharmaceutical, Inc.*	700	21,056
United Therapeutics Corp.*	118	49,467
Veracyte, Inc.*(a)	1,348	46,277
Vericel Corp.*(a)	154	4,846
Vertex Pharmaceuticals, Inc.*	81	31,723
Total Biotechnology		1,299,176
Chemicals — 1.8%
Corteva, Inc.	426	28,811
FMC Corp.	291	9,786
Origin Materials, Inc.*	8,851	4,590
Total Chemicals		43,187
Food Products — 1.2%
Darling Ingredients, Inc.*	718	22,164
Tyson Foods, Inc., Class A	109	5,919
Total Food Products		28,083
Health Care Providers & Services — 0.6%
NeoGenomics, Inc.*	1,796	13,865

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (continued)
WisdomTree BioRevolution Fund (WDNA)
September 30, 2025

Investments	Shares	Value
Health Care Technology — 0.7%
Schrodinger, Inc.*(a)	901	$18,074
Life Sciences Tools & Services — 11.6%
10X Genomics, Inc., Class A*	3,353	39,197
Bio-Rad Laboratories, Inc., Class A*	65	18,226
Bio-Techne Corp.	524	29,150
Danaher Corp.	120	23,791
Ginkgo Bioworks Holdings, Inc.*	5,293	77,172
Illumina, Inc.*	91	8,642
Pacific Biosciences of California, Inc.*	5,544	7,096
QIAGEN NV	162	7,238
Repligen Corp.*	172	22,991
Tempus AI, Inc.*(a)	481	38,822
Thermo Fisher Scientific, Inc.	15	7,275
Total Life Sciences Tools & Services		279,600
Oil, Gas & Consumable Fuels — 0.4%
Green Plains, Inc.*	982	8,632
Pharmaceuticals — 9.7%
Bristol-Myers Squibb Co.	511	23,046
Eli Lilly & Co.	61	46,543
Johnson & Johnson	168	31,150
Merck & Co., Inc.	167	14,016
Novartis AG, Registered Shares	286	35,989
Pfizer, Inc.	902	22,983
Structure Therapeutics, Inc., ADR*	1,287	36,036
Zoetis, Inc.	149	21,802
Total Pharmaceuticals		231,565
Total United States		1,922,182
TOTAL COMMON STOCKS (COST: $2,537,671)		2,392,664
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $2,688)	2,688	2,688
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 13.1%
United States — 13.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)
(Cost: $314,143)	314,143	314,143
TOTAL INVESTMENTS IN SECURITIES — 113.1% (Cost: $2,854,502)		2,709,495
Other Liabilities less Assets — (13.1)%		(312,873)
NET ASSETS — 100.0%		$2,396,622

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $548,189 and the total market value of the collateral held by the Fund was $561,293. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $247,150.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)
WisdomTree BioRevolution Fund (WDNA)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,392,664	$–	$–	$2,392,664
Mutual Fund	–	2,688	–	2,688
Investment of Cash Collateral for Securities Loaned	–	314,143	–	314,143
Total Investments in Securities	$2,392,664	$316,831	$–	$2,709,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Cloud Computing Fund (WCLD)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
Canada — 1.5%
IT Services — 1.5%
Shopify, Inc., Class A*	30,780	$4,574,216
Israel — 3.7%
IT Services — 2.0%
Wix.com Ltd.*	34,853	6,190,938
Software — 1.7%
Cellebrite DI Ltd.*	278,932	5,168,610
Total Israel		11,359,548
United States — 94.8%
Financial Services — 1.1%
Toast, Inc., Class A*	99,503	3,632,854
Health Care Technology — 1.5%
Veeva Systems, Inc., Class A*	15,549	4,632,203
IT Services — 11.0%
Cloudflare, Inc., Class A*	21,892	4,697,804
DigitalOcean Holdings, Inc.*(a)	139,755	4,774,031
Fastly, Inc., Class A*	625,898	5,351,428
MongoDB, Inc.*	19,889	6,173,148
Okta, Inc.*	47,790	4,382,343
Snowflake, Inc.*	21,723	4,899,623
Twilio, Inc., Class A*	41,115	4,115,200
Total IT Services		34,393,577
Professional Services — 4.4%
Dayforce, Inc.*	82,635	5,692,725
Paycom Software, Inc.	20,048	4,172,791
Paylocity Holding Corp.*	24,964	3,976,016
Total Professional Services		13,841,532
Software — 76.8%
Adobe, Inc.*	12,279	4,331,417
Agilysys, Inc.*	41,110	4,326,828
Alkami Technology, Inc.*(a)	188,418	4,680,303
Appfolio, Inc., Class A*	16,361	4,510,073
Asana, Inc., Class A*(a)	309,472	4,134,546
Atlassian Corp., Class A*	25,926	4,140,382
AvePoint, Inc.*	291,031	4,368,375
Bill Holdings, Inc.*	108,044	5,723,091
BlackLine, Inc.*(a)	85,616	4,546,210
Braze, Inc., Class A*	170,225	4,841,199
C3.ai, Inc., Class A*(a)	244,040	4,231,654
Clearwater Analytics Holdings, Inc., Class A*	226,006	4,072,628
Confluent, Inc., Class A*	244,808	4,847,198
Crowdstrike Holdings, Inc., Class A*	10,074	4,940,088
Datadog, Inc., Class A*	33,996	4,841,030
Docusign, Inc.*	61,929	4,464,462
Dynatrace, Inc.*	90,241	4,372,177
Elastic NV*	55,831	4,717,161
Five9, Inc.*	164,417	3,978,891
Freshworks, Inc., Class A*	329,475	3,877,921
Gitlab, Inc., Class A*	98,440	4,437,675
HubSpot, Inc.*	9,920	4,640,576
Intapp, Inc.*	102,847	4,206,442
JFrog Ltd.*	96,652	4,574,539
Klaviyo, Inc., Class A*	137,458	3,806,212
Monday.com Ltd.*	24,740	4,791,891
nCino, Inc.*	155,039	4,203,107
Nutanix, Inc., Class A*	63,352	4,712,755
Onestream, Inc.*(a)	206,353	3,803,086
PagerDuty, Inc.*	276,409	4,566,277
Palantir Technologies, Inc., Class A*	24,556	4,479,506
Palo Alto Networks, Inc.*	24,384	4,965,070
Procore Technologies, Inc.*	66,035	4,815,272
Q2 Holdings, Inc.*	58,482	4,233,512
Qualys, Inc.*	33,695	4,458,859
RingCentral, Inc., Class A*	141,845	4,019,887
Rubrik, Inc., Class A*	50,517	4,155,023
SailPoint, Inc.*(a)	212,639	4,695,069
Salesforce, Inc.	17,916	4,246,092
Samsara, Inc., Class A*	129,838	4,836,466
SEMrush Holdings, Inc., Class A*	574,588	4,068,083
SentinelOne, Inc., Class A*	257,564	4,535,702
ServiceNow, Inc.*	4,974	4,577,473
ServiceTitan, Inc., Class A*	41,957	4,230,524
Sprinklr, Inc., Class A*	526,578	4,065,182
Sprout Social, Inc., Class A*	305,682	3,949,411
SPS Commerce, Inc.*	38,925	4,053,650
Tenable Holdings, Inc.*	147,399	4,298,155
UiPath, Inc., Class A*	398,214	5,328,103
Weave Communications, Inc.*	551,073	3,681,168
Workday, Inc., Class A*	19,055	4,587,110
Workiva, Inc.*	58,063	4,998,063
Zeta Global Holdings Corp., Class A*	227,427	4,518,975
Zscaler, Inc.*	15,779	4,728,335
Total Software		240,212,884
Total United States		296,713,050
TOTAL COMMON STOCKS (COST: $390,115,629)		312,646,814
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $370,513)	370,513	370,513
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.5%
United States — 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)
(Cost: $7,894,865)	7,894,865	7,894,865
TOTAL INVESTMENTS IN SECURITIES — 102.6% (Cost: $398,381,007)		320,912,192
Other Liabilities less Assets — (2.6)%		(8,010,777)
NET ASSETS — 100.0%		$312,901,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Cloud Computing Fund (WCLD)
September 30, 2025

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,803,772 and the total market value of the collateral held by the Fund was $14,335,422. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,440,557.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$312,646,814	$–	$–	$312,646,814
Mutual Fund	–	370,513	–	370,513
Investment of Cash Collateral for Securities Loaned	–	7,894,865	–	7,894,865
Total Investments in Securities	$312,646,814	$8,265,378	$–	$320,912,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Cybersecurity Fund (WCBR)
September 30, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
Israel — 4.3%
Software — 4.3%
Check Point Software Technologies Ltd.*	27,991	$5,791,618
Japan — 8.5%
Software — 8.5%
FFRI Security, Inc.	111,200	5,903,159
Trend Micro, Inc.	99,400	5,451,738
Total Japan		11,354,897
South Korea — 0.5%
Software — 0.5%
Ahnlab, Inc.	14,694	631,516
United States — 86.7%
Communications Equipment — 3.9%
F5, Inc.*	16,272	5,258,948
IT Services — 16.0%
Akamai Technologies, Inc.*	69,445	5,261,153
Cloudflare, Inc., Class A*	29,141	6,253,367
Fastly, Inc., Class A*	517,918	4,428,199
Okta, Inc.*	59,282	5,436,160
Total IT Services		21,378,879
Software — 66.8%
CommVault Systems, Inc.*	30,129	5,687,753
Crowdstrike Holdings, Inc., Class A*	15,084	7,396,892
CyberArk Software Ltd.*	13,879	6,705,639
Datadog, Inc., Class A*	46,843	6,670,443
Elastic NV*	61,133	5,165,127
Fortinet, Inc.*	67,349	5,662,704
OneSpan, Inc.	138,821	2,205,866
Palo Alto Networks, Inc.*	27,427	5,584,686
Qualys, Inc.*	39,888	5,278,379
Rapid7, Inc.*	273,914	5,135,887
Rubrik, Inc., Class A*	70,152	5,770,002
SailPoint, Inc.*(a)	264,000	5,829,120
SentinelOne, Inc., Class A*	356,959	6,286,048
Tenable Holdings, Inc.*	180,103	5,251,803
Varonis Systems, Inc.*	71,367	4,101,461
Zscaler, Inc.*	22,786	6,828,053
Total Software		89,559,863
Total United States		116,197,690
TOTAL COMMON STOCKS (COST: $123,257,940)		133,975,721
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $61,521)	61,521	61,521
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.5%
United States — 4.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)
(Cost: $6,019,200)	6,019,200	$6,019,200
TOTAL INVESTMENTS IN SECURITIES — 104.5% (Cost: $129,338,661)		140,056,442
Other Liabilities less Assets — (4.5)%		(6,060,116)
NET ASSETS — 100.0%		$133,996,326

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2025. At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,829,120 and the total market value of the collateral held by the Fund was $6,019,200.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Cybersecurity Fund (WCBR)
September 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$133,975,721	$–	$–	$133,975,721
Mutual Fund	–	61,521	–	61,521
Investment of Cash Collateral for Securities Loaned	–	6,019,200	–	6,019,200
Total Investments in Securities	$133,975,721	$6,080,721	$–	$140,056,442

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Notes to Schedule of Investments (unaudited) (concluded)

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.